UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	17
Statements of net assets	20
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	58
Notes to financial statements	76
Report of independent registered
public accounting firm	90
Other Fund information	91
Board of trustees/directors and
officers addendum	98
About the organization	108

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 11, 2012

Performance preview (for the year ended August 31, 2012)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+9.41%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.14%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+6.88%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+6.84%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+5.72%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+9.86%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.14%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

As the Funds’ fiscal year got under way in September 2011, signs were mounting that the U.S. economy was gradually improving. While this situation was interpreted positively for economically sensitive asset classes, it was also expected to lead to higher interest rates — a negative situation for most types of bonds. By the second half of the fiscal year, however, it became clear that the economy’s momentum was stalling:

  U.S. gross domestic product (GDP) — a measure of the goods and services produced by the nation — grew at an annualized rate of just 2.0% in the first quarter of 2012, down from 4.1% in the previous three-month period. In the second quarter of 2012, the rate of GDP growth slowed further, to an estimated 1.7%.

  Job creation remained persistently sluggish, as the unemployment rate fluctuated within a historically high range of 8.1% to 8.3% between January and August 2012.

  (U.S. Commerce Department, U.S. Labor Department)

Although individual localities around the country continued to experience fiscal struggles, we did not view this as an indication of deeply rooted risk in the municipal bond market as a whole. Instead, we saw isolated cases of municipalities dealing with specific challenges unique to their circumstances (such as underfunded pension plans or weak revenue streams).

Outside the United States, elevated debt levels in several European countries — most notably Greece, Spain, and Italy — continued to foster the region’s economic volatility. European policy makers hoped to avoid the worst-case scenario of a breakup of the shared euro currency, which would likely result in a massive disruption to the global economy. As the Funds’ fiscal year progressed, it appeared that a tentative framework for resolution was in place, but financial markets remained highly sensitive to the uncertainty of a successful ending to this fiscal crisis.

Economic conditions within Minnesota

(Note: Data cited below are from sources that include: U.S. Labor Department, Minnesota Management & Budget, and Moody’s Investors Service.)

As the Funds’ fiscal year came to a close, the state of Minnesota exhibited a fundamentally sound economy that was reasonably diversified, with a mix of manufacturing, services, and trade industries. Nonfarm payrolls for July 2012 came in at 2.7 million, up 2.2% from July 2011 and higher than the national average of 1.4%.

While the state’s unemployment rate has historically lagged national unemployment, it has seen its unemployment rate increase in recent months; the jobless rate increased from 5.6% in June 2012 to 5.8% in July 2012.

Minnesota’s fiscal 2012 proved to be strong, with revenues surpassing estimates more than once throughout the year. According to estimates released in July, General Fund receipts for fiscal 2012 were up $336 million (2.1%) above earlier forecasts. The state projects a $1.05 billion budget gap for the upcoming 2014-2015 biennium, down from the previous forecast of $1.9 billion.

Municipal bond market conditions

The Funds’ fiscal year coincided with a beneficial environment for many municipal bond investors. Amid the sluggish U.S. economic backdrop and potential fallout

2

from the European debt situation, yields on U.S. Treasury debt stayed dramatically low. Investors therefore looked elsewhere for sources of competitive yield, and municipal bonds benefited from this attention.

Another factor helping to lift municipal bond prices was a favorable relationship between supply and demand. The relatively limited supply of tax-exempt bonds, paired with extremely strong demand from some investors, provided support for the asset class.

Several factors fueled the demand side of the equation. First, there were heavy flows back into investors’ hands through bond redemptions. Second, new inflows into municipal bond mutual funds remained high, as did demand from institutional investors. Institutional investors don’t often purchase municipal securities and don’t traditionally drive the market, but in this case they likely saw certain municipal bonds offering unusually attractive values relative to comparable opportunities among taxable bonds.

Another factor underlying the demand for municipal securities was investors’ search for higher yield amid a low interest rate environment. Accordingly, bonds that exhibited higher yields, including those with longer maturities and lower credit ratings, generally outperformed their counterparts. In fact, the best-performing maturity range of the municipal bond market (as measured by the Barclays Municipal Bond Index) was 22 years and longer, which gained 14.52%, compared with an advance of just 0.89% for bonds with maturities of less than two years. Similarly, BBB-rated bonds were up 15.40% for the same time period, compared with a gain of just 6.07% for the AAA segment within that index.

Maintaining a consistent strategy

Across the Funds, we maintained a consistent management approach, emphasizing bottom-up security selection. We made investment decisions based on our research on individual bonds, instead of reacting to macroeconomic trends or trying to predict interest rate movements.

The Funds’ portfolios regularly emphasize A-rated and BBB-rated bonds and also maintain some allocation to bonds rated below investment grade. Simultaneously, they tend to underweight AAA-rated and AA-rated securities, as these higher-quality bonds generally offer fewer prospects to uncover hidden value.

Our comfort level with the Funds’ elevated weighting in relatively credit-sensitive securities stems from the thoroughness of our credit research process and our confidence in its ability to help identify tax-exempt securities that offer a positive risk-versus-reward tradeoff.

The Funds entered the fiscal year well positioned in our view, given the income being generated by certain holdings acquired in a higher interest rate environment during 2009 and 2010. We did not make major changes to the Funds’ portfolio holdings during the fiscal year. The majority of activity focused on investing new cash that came into the Funds. We invested opportunistically, taking advantage of individual securities that we believed fit into each portfolio’s respective structure.

One noteworthy source of bond supply during the Funds’ fiscal year was Puerto Rico, and in late 2011 we added a number of Puerto Rican bonds that we believed were priced attractively. With a large amount of Puerto Rican issuance coming to market in a

3

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

relatively short time period, we followed our rigorous research process in identifying what we believed to be meaningful additions to each Fund’s portfolio.

Notable sectors and securities

As we mentioned earlier, the best-performing bonds in the municipal marketplace were those with longer maturity dates and relatively lower credit ratings. By a similar token, the municipal bond market’s best-performing sectors were those composed predominantly of bonds with these characteristics.

The outperformance of lower-rated bonds proved favorable for our style of investing. Looking at the strongest individual contributors to each Fund’s results, we note that they are representative of the trend in which long-dated, lower-credit-quality issues enjoyed a performance advantage.

Within the Funds

Delaware Tax-Free Minnesota Fund benefited from owning a variety of bonds in the healthcare sector. Notable performers included nonrated senior housing bonds issued for the Marian Center, a St. Paul continuing care retirement community (CCRC), with a 2043 maturity date. Another strong performer was a healthcare bond for Guardian Angels Health Services, a CCRC in Sherburne County, maturing in 2036.

In contrast, relatively weaker performers included electric utility bonds for the Western Minnesota Municipal Power Agency as well as local general obligation debt issued by the Morris Independent School District, the latter of which were short-dated, high-quality bonds. Both of these securities turned in positive gains for the year, but they lagged the overall gains posted by longer-dated and lower-rated securities.

The strongest-performing securities within Delaware Tax Free Minnesota Intermediate Fund included Minnesota Tobacco Securitization Authority tobacco settlement revenue bonds with a 2031 maturity date and an A- rating from Standard & Poor’s (S&P). The Fund’s strong performers also included nonrated Rochester healthcare and housing bonds for Samaritan Bethany, a CCRC. These securities bore a 2029 maturity date.

On the other hand, the Fund’s position in Minnesota state general obligation bonds was among the relative laggards, given that these securities maintained S&P’s highest credit rating of AAA and were scheduled to mature in 2015. Other underperformers included Minnesota 911 revenue bonds (part of a public safety project), which advanced mildly during the fiscal year, as their 2014 maturity date and AA+ S&P rating rendered them somewhat out of favor.

Within Delaware Minnesota High-Yield Municipal Bond Fund, the strongest performers included bonds for the Marian Center CCRC in St. Paul, as well as bonds issued for Orleans Homes, a residential homebuilder with a maturity date of 2042. In contrast, underperformers included Minnesota state general obligation bonds maturing in 2016 and Southern Minnesota Municipal Power Agency bonds maturing in 2012; both issues failed to gain much ground during the Fund’s fiscal year, due in large part to their near-term maturity dates.

4

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+9.41%	+5.84%	+5.11%
Including sales charge	+4.47%	+4.87%	+4.63%
Class B (Est. March 11, 1995)
Excluding sales charge	+8.59%	+5.05%	+4.47%
Including sales charge	+4.59%	+4.80%	+4.47%
Class C (Est. May 4, 1994)
Excluding sales charge	+8.58%	+5.06%	+4.32%
Including sales charge	+7.58%	+5.06%	+4.32%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

5

Performance summaries
Delaware Tax-Free Minnesota Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.92%	1.67%	1.67%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$15,698

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

7

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+6.88%	+5.28%	+4.60%
Including sales charge	+3.98%	+4.70%	+4.31%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+5.96%	+4.41%	+4.15%
Including sales charge	+3.96%	+4.41%	+4.15%
Class C (Est. May 4, 1994)
Excluding sales charge	+5.96%	+4.41%	+3.73%
Including sales charge	+4.96%	+4.41%	+3.73%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

8

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.84%	1.69%	1.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

9

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$16,321
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$15,236

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2002. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

10

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	+9.86%	+6.00%	+5.64%
Including sales charge	+4.95%	+5.03%	+5.15%
Class B (Est. June 12, 1996)
Excluding sales charge	+8.93%	+5.21%	+5.00%
Including sales charge	+4.93%	+4.96%	+5.00%
Class C (Est. June 7, 1996)
Excluding sales charge	+9.03%	+5.20%	+4.84%
Including sales charge	+8.03%	+5.20%	+4.84%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

11

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.64% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.98%	1.73%	1.73
(without fee waivers)
Net expenses	0.89%	1.64%	1.64
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

12

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$16,515

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

13

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

14

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,029.20	0.90%	$4.59
Class B	1,000.00	1,025.30	1.65%	8.40
Class C	1,000.00	1,025.30	1.65%	8.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class B	1,000.00	1,016.84	1.65%	8.36
Class C	1,000.00	1,016.84	1.65%	8.36

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,019.70	0.84%	$4.26
Class B	1,000.00	1,016.30	1.69%	8.57
Class C	1,000.00	1,016.30	1.69%	8.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,016.64	1.69%	8.57
Class C	1,000.00	1,016.64	1.69%	8.57

15

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,035.90	0.89%	$4.55
Class B	1,000.00	1,032.00	1.64%	8.38
Class C	1,000.00	1,032.00	1.64%	8.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.66	0.89%	$4.52
Class B	1,000.00	1,016.89	1.64%	8.31
Class C	1,000.00	1,016.89	1.64%	8.31

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

16

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.76%
Corporate-Backed Revenue Bonds	7.28%
Education Revenue Bonds	8.06%
Electric Revenue Bonds	4.74%
Healthcare Revenue Bonds	34.94%
Housing Revenue Bonds	6.27%
Lease Revenue Bonds	3.15%
Local General Obligation Bonds	11.11%
Pre-Refunded/Escrowed to Maturity Bonds	11.86%
Special Tax Revenue Bonds	3.75%
State General Obligation Bonds	5.91%
Transportation Revenue Bonds	1.60%
Water & Sewer Revenue Bonds	1.09%
Short-Term Investments	0.32%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

17

Security type/sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.12%
Corporate-Backed Revenue Bonds	6.72%
Education Revenue Bonds	13.37%
Electric Revenue Bonds	8.91%
Healthcare Revenue Bonds	28.70%
Housing Revenue Bonds	1.51%
Lease Revenue Bonds	2.95%
Local General Obligation Bonds	18.58%
Pre-Refunded/Escrowed to Maturity Bonds	3.93%
Special Tax Revenue Bonds	4.08%
State General Obligation Bonds	5.20%
Transportation Revenue Bonds	3.70%
Water & Sewer Revenue Bonds	2.47%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

18

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.47%
Corporate-Backed Revenue Bonds	6.78%
Education Revenue Bonds	10.00%
Electric Revenue Bonds	6.48%
Healthcare Revenue Bonds	38.40%
Housing Revenue Bonds	9.54%
Lease Revenue Bonds	2.56%
Local General Obligation Bonds	10.32%
Pre-Refunded Bonds	3.16%
Special Tax Revenue Bonds	8.26%
State General Obligation Bonds	2.08%
Transportation Revenue Bonds	1.48%
Water & Sewer Revenue Bonds	0.41%
Short-Term Investments	0.89%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

19

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.76%
Corporate-Backed Revenue Bonds – 7.28%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,019,460
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,385,280
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	19,775,000	22,355,242
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,400,274
		45,160,256
Education Revenue Bonds – 8.06%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public Schools Academy)
Series A 5.875% 11/1/40	3,500,000	3,622,325
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/28	8,900,000	10,177,950
5.00% 10/1/29 (NATL-RE)	5,665,000	6,232,236
Refunding 5.00% 10/1/20	1,060,000	1,313,372
Refunding 5.00% 10/1/21	1,340,000	1,680,963
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,291,013
Series 6-J1 5.00% 5/1/36	2,225,000	2,264,561
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,612,575
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,127,000
Series 7-D
5.00% 3/1/30	1,500,000	1,716,435
5.00% 3/1/40	3,000,000	3,328,560
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,519,206
5.00% 10/1/23	350,000	406,543
5.00% 10/1/24	475,000	548,402
5.00% 10/1/27	200,000	227,852
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,185,440
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,452,550
Series 7-A 5.00% 10/1/39	2,000,000	2,236,580
State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,064,888
		50,008,451

20

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.74%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	$1,500,000	$1,678,395
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,183,090
Hutchinson Public Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	793,387
5.00% 12/1/19	520,000	629,699
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,172,200
Series A
5.00% 10/1/34	6,250,000	6,698,563
5.125% 10/1/29	3,000,000	3,221,700
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	2,000,000	2,139,020
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,309,050
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/27	3,750,000	4,589,400
		29,414,504
Healthcare Revenue Bonds – 34.94%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Healthcare Center) 5.60% 2/1/32	2,100,000	2,159,850
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,617,225
6.20% 7/1/45	2,000,000	2,150,020
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,076,750
7.00% 11/1/46	1,220,000	1,302,033
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,180,290
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,782,566

21

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	$2,500,000	$2,637,275
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,309,850
5.40% 8/1/40	1,000,000	1,047,120
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/31	1,000,000	1,014,080
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,088,119
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625%11/15/28	3,000,000	3,595,440
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,363,258
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,592,275
5.00% 11/15/34 (AMBAC)	4,750,000	4,915,158
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,060,080
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,653,700
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,888,105
5.25% 8/15/35	2,085,000	2,382,300
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,028,920
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,895,834
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,345,533
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,887,500
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,048,461
(Fairview Health Care System)
Un-refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,311
6.375% 11/15/29	15,000	15,031

22

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	$3,785,000	$3,973,077
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany)
Series A 7.375% 12/1/41	5,220,000	5,893,902
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	9,750,000	10,209,225
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,427,750
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,029,672
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,320,192
6.375% 9/1/42	2,435,000	2,598,389
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,047,380
5.25% 9/1/34	7,000,000	7,144,340
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,529,880
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,121,630
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,667,020
Series A
5.00% 5/1/25	1,035,000	1,080,302
5.125% 5/1/30	10,350,000	11,431,574
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,362,670
5.625% 7/1/26	1,925,000	2,148,185
5.75% 7/1/30	5,000,000	5,606,900
Refunding 5.75% 7/1/39	16,975,000	19,085,501
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,223,979
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,264,451

23

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	$5,720,000	$6,693,773
Series A-1 5.25% 11/15/29	5,605,000	6,260,561
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,227,080
6.00% 11/15/35	10,340,000	10,863,513
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marian Center Project) Series A
5.30% 11/1/30	500,000	495,820
5.375% 5/1/43	500,000	486,560
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,026,920
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,527,975
Washington County Housing & Redevelopment Authority
Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	1,001,030
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,083,495
5.75% 11/1/39	2,365,000	2,466,364
6.00% 5/1/47	3,685,000	3,880,379
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation)
4.50% 7/1/25	850,000	887,111
4.65% 7/1/26	540,000	562,977
		216,846,661
Housing Revenue Bonds – 6.27%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,502,445
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	730,000	731,044

24

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue (continued)
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	$8,000,000	$8,233,200
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	815,000	818,333
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	1,320,000	1,321,808
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,295,000	2,347,647
Series I 4.85% 7/1/38 (AMT)	1,790,000	1,834,213
Series I 5.15% 7/1/38 (AMT)	4,780,000	4,926,364
Series L 5.10% 7/1/38 (AMT)	8,970,000	9,302,518
Series M 4.875% 7/1/37 (AMT)	4,425,000	4,527,129
Minnesota Housing Finance Agency
Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,455,000	2,732,317
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	600,000	600,708
		38,877,726
Lease Revenue Bonds – 3.15%
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,527,975
5.25% 12/1/27	3,840,000	3,864,998
Series 3-12 5.125% 12/1/27	3,000,000	3,144,630
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,099,300
Series 3-11 5.00% 12/1/27	2,500,000	2,607,325
Series 9 5.25% 12/1/27	725,000	729,720
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science
Research Facilities Funding Program)
Series A 5.00% 8/1/35	3,960,000	4,558,000
		19,531,948

25

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.11%
	Anoka County Capital Improvement
	Series A 5.00% 2/1/22	$500,000	$594,840
	Brainerd Independent School District #181 Refunding
	(School Building) Series A
	4.00% 2/1/22	2,255,000	2,507,921
	4.00% 2/1/23	5,990,000	6,612,601
	Farmington Independent School District #192
	(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,642,864
	Lakeville Independent School District #194
	(School Building) Refunding
	Series A 4.75% 2/1/22 (AGM)	6,850,000	6,957,682
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,529,143
	Metropolitan Council Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,306,284
	Series C 5.00% 3/1/28	5,000,000	5,577,650
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,516,605
	Morris Independent School District #769
	(School Building) 5.00% 2/1/24 (NATL-RE)	4,875,000	4,960,605
	New Brighton Tax Increment
	Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,149,580
	Prior Lake-Savage Independent School District #719
	(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,453,493
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,077,925
^	Sartell-St. Stephen Independent School District #748
	Capital Appreciation Refunding Series B
	6.05% 2/1/15 (NATL-RE)	1,075,000	1,043,406
	6.10% 2/1/16 (NATL-RE)	1,750,000	1,669,675
	South Washington County Independent School District #833
	(School Building) Series A
	4.75% 2/1/25	2,500,000	2,806,425
	4.75% 2/1/26	3,600,000	4,026,096
	4.75% 2/1/27	2,300,000	2,563,557
	Staples United Hospital District (Todd Morrison ETC
	Hospital Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,122,980
	5.125% 12/1/24	1,000,000	1,055,810

26

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	$800,000	$891,232
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,662,696
5.00% 2/1/27	1,000,000	1,192,360
		68,921,430
§Pre-Refunded / Escrowed to Maturity Bonds – 11.86%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	511,835
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,730,320
(Bloomington Mortgage) Refunding
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,820,189
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Subordinate Series A 5.00%
1/1/22-13 (NATL-RE)	2,000,000	2,032,200
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/22-12 (AGM)	5,135,000	5,155,694
Southern Minnesota Municipal Power Agency Power
Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	719,319
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,073,610
Series A 5.75% 1/1/18-13	3,790,000	4,068,982
Series B 5.50% 1/1/15 (AMBAC)	270,000	271,995
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	7,000,000	7,622,860
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,665,875
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	893,500
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22-13 (AGM)	1,000,000	1,020,130
5.00% 2/1/25-13 (AGM)	1,000,000	1,020,130
		73,606,639

27

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.75%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	$2,100,000	$2,477,958
5.00% 12/15/20	1,000,000	1,179,980
5.00% 12/15/24	1,150,000	1,336,220
Minneapolis Development Revenue
(Limited-Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,492,330
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,005,880
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,441,643
5.00% 6/1/25	2,000,000	2,340,260
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinated Series A
5.50% 8/1/42	2,500,000	2,702,700
5.75% 8/1/37	4,760,000	5,315,158
		23,292,129
State General Obligation Bonds – 5.91%
Minnesota State
Series A
5.00% 10/1/24	8,750,000	10,926,037
5.00% 10/1/27	5,280,000	6,495,034
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	6,098,550
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,681,568
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	3,067,792
Series D 5.75% 7/1/41	6,000,000	6,417,180
		36,686,161
Transportation Revenue Bonds – 1.60%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28	1,250,000	1,428,900
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	2,084,844
5.00% 8/1/35	1,145,000	1,214,696
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,648,350

28

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3
5.00% 12/1/36	$3,200,000	$3,556,960
		9,933,750
Water & Sewer Revenue Bonds – 1.09%
Metropolitan Council Waste Water Revenue Series B
4.00% 9/1/27	2,400,000	2,682,552
5.00% 9/1/25	3,245,000	4,108,235
		6,790,787
Total Municipal Bonds (cost $567,355,032)		619,070,442

Short-Term Investments – 0.32%
¤Variable Rate Demand Notes – 0.32%
Brooklyn Center Revenue Refunding
(Brookdale Corporation II Project)
0.21% 12/1/14 (LOC-US Bank N.A.)	100,000	100,000
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.21% 11/1/35 (LOC-US Bank N.A.)	400,000	400,000
Minneapolis & St. Paul Housing & Redevelopment
Authority (Allina Health System)
Series B-1 0.18% 11/15/35
(LOC–JPMorgan Chase Bank N.A.)	500,000	500,000
St. Paul Housing & Redevelopment Authority Revenue
(Minnesota Public Radio Project)
0.20% 5/1/22 (LOC–JPMorgan Chase Bank N.A.)	700,000	700,000
St. Paul Port Authority Revenue
(Minnesota Public Radio Project)
Series 7 0.20% 5/1/25
(LOC–JPMorgan Chase Bank N.A.)	265,000	265,000
Total Short-Term Investments (cost $1,965,000)		1,965,000

29

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 100.08%
(cost $569,320,032)	$621,035,442
Liabilities Net of Receivables and
Other Assets – (0.08%)	(491,558)
Net Assets Applicable to 47,626,266
Shares Outstanding – 100.00%	$620,543,884

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($577,061,150 / 44,298,485 Shares)	$13.03
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($2,114,438 / 162,192 Shares)	$13.04
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($41,368,296 / 3,165,589 Shares)	$13.07

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$565,231,623
Distributions in excess of net investment income	(150,996)
Accumulated net realized gain on investments	3,747,847
Net unrealized appreciation of investments	51,715,410
Total net assets	$620,543,884

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

30

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$13.03
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

31

Statements of net assets Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 100.12%
Corporate-Backed Revenue Bonds – 6.72%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,699,712
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	786,120
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	610,000	615,527
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,521,920
		7,623,279
Education Revenue Bonds – 13.37%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,164,420
5.00% 10/1/28	1,000,000	1,143,590
Refunding 4.00% 10/1/18	1,190,000	1,385,660
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,134,370
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	273,525
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	803,648
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	497,590
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	367,673
4.50% 10/1/23	265,000	296,686
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	1,092,160
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,706,626
Series 6-X 5.00% 4/1/24	1,000,000	1,110,120
University of Minnesota Series A
5.00% 12/1/23	1,000,000	1,229,730
5.00% 12/1/26	1,000,000	1,237,500
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/18	1,500,000	1,716,749
		15,160,047

32

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 8.91%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,305,645
5.00% 1/1/23	1,000,000	1,194,520
5.00% 1/1/24	500,000	591,810
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,079,090
Hutchinson Public Utility Commission Revenue Series A
5.00% 12/1/19	500,000	605,480
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,094,750
Northern Municipal Power Agency Electric
System Revenue
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,168,970
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,099,950
Series A 5.00% 1/1/16 (ASSURED GTY)	700,000	797,125
Southern Minnesota Municipal Power Agency
System Revenue Series A
5.25% 1/1/16 (AMBAC)	500,000	574,555
Western Minnesota Municipal Power Agency Refunding
Series A 4.00% 1/1/29	540,000	591,430
		10,103,325
Healthcare Revenue Bonds – 28.70%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	811,523
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	522,360
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,797,720
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,195,840
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,334,586

33

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	$1,000,000	$1,166,180
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	890,860
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,026,860
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,953,350
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	477,807
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Refunding Series A
6.00% 7/1/33	890,000	1,014,556
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding
Series A 6.875% 12/1/29	950,000	1,061,891
Rochester Health Care Facilities Revenue
• (Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,155,550
• (Mayo Clinic) Series C 4.50% 11/15/38	3,000,000	3,643,949
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,094,660
Sartell Health Care Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,095,612
6.125% 9/1/30	845,000	897,559
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	566,505
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,115,100
Series C 5.625% 7/1/26	2,500,000	2,789,850
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,236,620

34

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	$500,000	$515,985
5.00% 2/1/27	1,000,000	1,074,450
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	1,000,000	1,081,180
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series B 4.875% 5/1/19	1,000,000	1,011,550
		32,532,103
Housing Revenue Bonds – 1.51%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A
6.75% 5/1/21 (HUD)	1,375,000	1,376,883
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	330,000	330,535
		1,707,418
Lease Revenue Bonds – 2.95%
Puerto Rico Public Finance (Commonwealth Appropriate)
Series B 6.00% 8/1/25	1,125,000	1,296,135
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,138,500
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	913,343
		3,347,978
Local General Obligation Bonds – 18.58%
Anoka County Capital Improvements
Series C 5.00% 2/1/27	500,000	587,435
Anoka-Hennepin Independent School District #11
(School Building) Refunding 5.00% 2/1/17	1,000,000	1,181,560
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,780,400
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,946,305

35

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$597,805
Mankato Independent School District #77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,126,650
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	648,211
5.00% 3/1/28	1,000,000	1,115,530
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,626,135
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,319,600
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,351,332
South Washington County Independent School District #833
(School Building) Series A 4.00% 2/1/22	750,000	824,970
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,105,853
Thief River Falls Independent School District #564
4.00% 2/1/30	500,000	557,020
White Bear Lake Independent School District #624
(Alternative Facilities) Series B
4.75% 2/1/22	1,000,000	1,159,920
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	610,845
5.00% 2/1/27	440,000	524,638
		21,064,209
§Pre-Refunded/Escrowed to Maturity Bonds – 3.93%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18-15	1,000,000	1,116,310
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	5,000	5,418
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,640,310
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,187,530
5.75% 7/1/18	400,000	502,104
		4,451,672

36

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.08%
@Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	$415,000	$396,765
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,457,652
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,376,002
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,132,310
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Un-refunded Series A 6.125% 8/1/29	245,000	261,114
		4,623,843
State General Obligation Bonds – 5.20%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,267,560
State Trunk Highway Series B 5.00% 10/1/22	400,000	507,004
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,246,180
Series D 4.00% 8/1/17	645,000	748,677
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,120,630
		5,890,051
Transportation Revenue Bonds – 3.70%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Refunding Senior Series A
5.00% 1/1/13 (AMT)	500,000	508,035
5.00% 1/1/22 (AMBAC)	1,260,000	1,417,513
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,133,970
Subordinate Series D 5.00% 1/1/22 (AMT)	1,000,000	1,138,150
		4,197,668
Water & Sewer Revenue Bonds – 2.47%
Minnesota Public Facilities Authority
Series A 5.00% 3/1/22	1,000,000	1,286,540
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,517,225
		2,803,765
Total Municipal Bonds (cost $105,255,114)		113,505,358

37

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Total Value of Securities – 100.12%
(cost $105,255,114)	$113,505,358
Liabilities Net of Receivables
and Other Assets – (0.12%)	(136,255)
Net Assets Applicable to 9,826,217
Shares Outstanding – 100.00%	$113,369,103

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($97,032,239 / 8,412,750 Shares)	$11.53
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($126,636 / 10,947 Shares)	$11.57
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($16,210,228 / 1,402,520 Shares)	$11.56

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$105,093,096
Undistributed net investment income	2,522
Accumulated net realized gain on investments	23,241
Net unrealized appreciation of investments	8,250,244
Total net assets	$113,369,103

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $396,765, which represented 0.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

38

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.53
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

39

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.47%
Corporate-Backed Revenue Bonds – 6.78%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,707,506
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,834,280
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,521,920
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A
5.20% 6/1/27	1,750,000	1,782,585
		10,846,291
Education Revenue Bonds – 10.00%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	533,610
Duluth Housing & Redevelopment Authority
(Public School Academy)
Series A 5.875% 11/1/40	1,000,000	1,034,950
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	717,220
Series 6-J1 5.00% 5/1/36	1,000,000	1,017,780
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,567,545
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,042,190
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	373,497
5.00% 10/1/26	280,000	320,410
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	902,558
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,041,390
5.00% 10/1/22	1,000,000	1,107,030
(State Scholastic College) Series H 5.125% 12/1/40	750,000	807,248
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,637,324
Series 7-A 5.00% 10/1/39	1,000,000	1,118,290
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,632,075
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,148,460
		16,001,577

40

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.48%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	$1,000,000	$1,079,090
Hutchinson Utilities Commission Series A
5.00% 12/1/22	490,000	602,235
5.00% 12/1/26	360,000	431,446
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,947,367
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,193,160
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,732,616
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	500,000	574,555
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/29	1,500,000	1,816,004
		10,376,473
Healthcare Revenue Bonds – 38.40%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	728,658
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,760,946
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,098,080
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,031,320
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,109,820
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,450
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,121,989
5.00% 4/1/31	1,965,000	1,992,667

41

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	$1,000,000	$1,019,450
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,321,154
5.25% 5/1/37	1,000,000	1,046,820
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,277,112
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	298,960
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,104,310
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	550,237
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,000,440
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Luthern Home Project) Series A 5.15% 6/1/29	550,000	550,127
Northfield Hospital Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,046,180
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,627,725
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	413,032
6.00% 4/1/41	1,250,000	1,283,063
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,117,780
7.375% 12/1/41	375,000	423,413
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/41	3,750,000	3,926,625
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,137,532
6.25% 9/1/36	925,000	988,168

42

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	$1,000,000	$1,020,620
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,666,755
Series A 5.125% 5/1/30	2,125,000	2,347,063
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	3,830,000	4,306,183
Series C 5.50% 7/1/23	1,000,000	1,120,890
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,041,010
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	817,440
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,223,456
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,061,400
6.00% 11/15/30	1,000,000	1,056,770
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	973,120
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,070,140
5.00% 6/1/35	1,000,000	1,026,920
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,018
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,018,650
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	268,294
5.75% 11/1/39	590,000	615,287
6.00% 5/1/47	920,000	968,778

43

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	$1,500,000	$1,570,410
		61,474,262
Housing Revenue Bonds – 9.54%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	926,210
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	2,025,000	2,027,896
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,090,000	1,090,371
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	510,000	510,699
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	461,533	475,577
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	591,885
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,316,370
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	855,000	875,913
Series I 4.85% 7/1/38 (AMT)	1,030,000	1,055,441
Series L 5.10% 7/1/38 (AMT)	1,365,000	1,415,601
Series M 4.875% 7/1/37 (AMT)	2,455,000	2,511,660
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	760,268
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	706,313
		15,264,204
Lease Revenue Bonds – 2.56%
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project) Series 3-11
5.00% 12/1/27	1,000,000	1,042,930
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/29	2,660,000	3,054,611
		4,097,541

44

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 10.32%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	$1,000,000	$1,078,560
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,087,610
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,249,026
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,146,110
Lakeville Independent School District #194
(School Building ) Refunding
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,015,720
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	544,285
Series C 5.00% 3/1/28	1,000,000	1,115,530
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,626,135
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	792,398
South Washington County Independent School District #833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,671,884
Thief River Falls Independent School District #564
(School Building) Series A 4.00% 2/1/30	865,000	963,645
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	647,509
5.125% 12/1/24	205,000	216,441
5.25% 12/1/26	1,540,000	1,624,269
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,739,879
		16,519,001
§Pre-Refunded Bonds – 3.16%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,059,330
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
Refunding 5.00% 9/1/20-16	1,150,000	1,343,131
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,304,825
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30-13 (NATL-RE)	1,335,000	1,356,453
		5,063,739

45

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 8.26%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	$1,000,000	$1,186,700
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,769,970
5.00% 12/15/24	1,000,000	1,161,930
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,215,876
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	713,306
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	502,265
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,175,520
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinated
Series A 5.00% 8/1/46	1,750,000	1,888,827
Series C 5.75% 8/1/37	790,000	882,138
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,676,820
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,054,110
		13,227,462
State General Obligation Bonds – 2.08%
Minnesota State Series A
5.00% 10/1/24	1,000,000	1,248,690
5.00% 10/1/27	1,000,000	1,230,120
(Various Purposes) 4.00% 8/1/27	750,000	849,593
		3,328,403
Transportation Revenue Bonds – 1.48%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A Refunding 5.00% 1/1/15 (AMT)	1,000,000	1,097,740
Unrefunded Portion 5.00% 1/1/28 (NATL-RE)	1,260,000	1,268,996
		2,366,736

46

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.41%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A
5.25% 7/1/42	$260,000	$261,669
6.00% 7/1/47	365,000	399,734
		661,403
Total Municipal Bonds (cost $149,525,137)		159,227,092

	Number of shares
Short-Term Investments – 0.89%
Money Market Instrument – 0.27%
Minnesota Municipal Cash Trust	429,529	429,529
		429,529

	Principal amount
¤Variable Rate Demand Notes – 0.62%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.21% 11/1/35 (LOC–US Bank N.A.)	$500,000	500,000
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care (Allina Health System)
Series B-1 0.18% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	500,000	500,000
		1,000,000
Total Short-Term Investments (cost $1,429,529)		1,429,529

Total Value of Securities – 100.36%
(cost $150,954,666)		160,656,621
Liabilities Net of Receivables
and Other Assets – (0.36%)		(579,257)
Net Assets Applicable to 14,443,082
Shares Outstanding – 100.00%		$160,077,364

47

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($124,717,631 / 11,257,482 Shares)	$11.08
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($1,927,850 / 173,763 Shares)	$11.09
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($33,431,883 / 3,011,837 Shares)	$11.10

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$153,706,617
Accumulated net realized loss on investments	(3,331,208)
Net unrealized appreciation of investments	9,701,955
Total net assets	$160,077,364

@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $2,538,324, which represented 1.59% of the Fund’s net assets. See Note 9 “Notes to financial statements.”
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$11.08
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

48

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

49

Statements of operations
Year Ended August 31, 2012

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$28,073,874	$4,283,023	$7,054,320

Expenses:
Management fees	3,232,727	541,102	812,205
Distribution expenses – Class A	1,391,877	233,441	289,777
Distribution expenses – Class B	26,867	1,304	22,745
Distribution expenses – Class C	369,395	146,455	293,434
Dividend disbursing and transfer agent fees
and expenses	298,134	85,867	117,334
Accounting and administration expenses	233,719	42,398	57,852
Legal fees	55,925	10,689	14,026
Reports and statements to shareholders	45,978	11,544	15,276
Registration fees	39,672	22,280	11,006
Trustees’ fees	28,770	5,219	7,102
Audit and tax	23,463	13,483	14,030
Pricing fees	15,094	8,962	11,086
Custodian fees	12,598	2,525	3,376
Insurance fees	10,712	2,431	2,598
Consulting fees	5,297	967	1,322
Trustees’ expenses	1,748	314	425
Dues and services	—	2,048	1,160
	5,791,976	1,131,029	1,674,754
Less fees waived	(125,525)	(3,233)	(123,726)
Less waived distribution expenses – Class A	—	(93,377)	—
Less expense paid indirectly	(240)	(52)	(79)
Total operating expenses	5,666,211	1,034,367	1,550,949
Net Investment Income	22,407,663	3,248,656	5,503,371

50

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$3,795,510	$736,277	$(37,455)
Net change in unrealized appreciation
(depreciation) of investments	26,931,845	3,068,062	8,052,212
Net Realized and Unrealized Gain
on Investments	30,727,355	3,804,339	8,014,757

Net Increase in Net Assets Resulting
from Operations	$53,135,018	$7,052,995	$13,518,128

See accompanying notes, which are an integral part of the financial statements.

51

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,407,663	$23,219,831
Net realized gain	3,795,510	5,727,375
Net change in unrealized appreciation (depreciation)	26,931,845	(17,549,949)
Net increase in net assets resulting from operations	53,135,018	11,397,257

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(21,261,629)	(21,934,140)
Class B	(83,053)	(166,719)
Class C	(1,131,487)	(1,159,231)

Net realized gain:
Class A	(4,685,181)	(2,377,491)
Class B	(27,936)	(25,548)
Class C	(298,043)	(157,451)
	(27,487,329)	(25,820,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,518,270	33,925,958
Class B	550	114
Class C	8,153,603	4,786,945

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	19,125,817	16,441,608
Class B	84,436	130,489
Class C	1,250,679	1,079,596
	68,133,355	56,364,710

52

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(43,720,146)	$(85,566,853)
Class B	(1,780,758)	(3,466,023)
Class C	(4,028,713)	(9,482,119)
	(49,529,617)	(98,514,995)
Increase (decrease) in net assets derived from
capital share transactions	18,603,738	(42,150,285)
Net Increase (Decrease) in Net Assets	44,251,427	(56,573,608)

Net Assets:
Beginning of year	576,292,457	632,866,065
End of year	$620,543,884	$576,292,457

Distributions in excess of net investment income	$(150,996)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,248,656	$3,410,499
Net realized gain	736,277	27,316
Net change in unrealized appreciation (depreciation)	3,068,062	(1,912,414)
Net increase in net assets resulting from operations	7,052,995	1,525,401

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,916,637)	(3,042,351)
Class B	(2,974)	(3,741)
Class C	(332,568)	(366,017)
	(3,252,179)	(3,412,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,579,059	14,007,052
Class C	3,942,041	2,568,568

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,210,168	1,999,803
Class B	2,974	3,714
Class C	283,219	282,643
	22,017,461	18,861,780
54

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,973,276)	$(23,024,565)
Class B	(15,778)	(36,216)
Class C	(2,468,234)	(3,293,158)
	(14,457,288)	(26,353,939)
Increase (decrease) in net assets derived from
capital share transactions	7,560,173	(7,492,159)
Net Increase (Decrease) in Net Assets	11,360,989	(9,378,867)

Net Assets:
Beginning of year	102,008,114	111,386,981
End of year	$113,369,103	$102,008,114

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

55

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,503,371	$5,703,713
Net realized gain (loss)	(37,455)	901,530
Net change in unrealized appreciation (depreciation)	8,052,212	(4,620,709)
Net increase in net assets resulting from operations	13,518,128	1,984,534

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,569,906)	(4,637,136)
Class B	(72,794)	(116,820)
Class C	(935,918)	(920,280)
	(5,578,618)	(5,674,236)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,963,432	13,547,458
Class B	190	717
Class C	7,092,669	3,701,679

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,294,287	2,968,440
Class B	66,747	98,527
Class C	784,031	738,115
	32,201,356	21,054,936

56

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,616,517)	$(23,834,496)
Class B	(1,154,495)	(1,224,390)
Class C	(2,732,207)	(5,761,704)
	(18,503,219)	(30,820,590)
Increase (decrease) in net assets derived from
capital share transactions	13,698,137	(9,765,654)
Net Increase (Decrease) in Net Assets	21,637,647	(13,455,356)

Net Assets:
Beginning of year	138,439,717	151,895,073
End of year	$160,077,364	$138,439,717

Distributions in excess of net investment income	$—	$(122)

See accompanying notes, which are an integral part of the financial statements.

57

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.480	$12.730	$12.180	$12.120	$12.170

0.487	0.492	0.484	0.474	0.495
0.660	(0.198)	0.550	0.107	(0.041)
1.147	0.294	1.034	0.581	0.454

(0.488)	(0.492)	(0.484)	(0.473)	(0.502)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.597)	(0.544)	(0.484)	(0.521)	(0.504)

$13.030	$12.480	$12.730	$12.180	$12.120

9.41%	2.50%	8.66%	5.04%	3.77%

$577,061	$538,170	$586,651	$559,393	$574,914

0.90%	0.91%	0.93%	0.92%	0.93%
—	—	—	0.01%	0.18%
0.90%	0.91%	0.93%	0.93%	1.11%

0.92%	0.93%	0.93%	0.94%	0.93%
—	—	—	0.01%	0.18%
0.92%	0.93%	0.93%	0.95%	1.11%

3.81%	4.02%	3.89%	4.03%	4.05%

3.79%	4.00%	3.89%	4.01%	4.05%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

59

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.490	$12.740	$12.190	$12.130	$12.180

0.391	0.400	0.391	0.386	0.403
0.660	(0.197)	0.550	0.107	(0.041)
1.051	0.203	0.941	0.493	0.362

(0.392)	(0.401)	(0.391)	(0.385)	(0.410)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.501)	(0.453)	(0.391)	(0.433)	(0.412)

$13.040	$12.490	$12.740	$12.190	$12.130

8.59%	1.74%	7.85%	4.26%	2.99%

$2,115	$3,697	$7,234	$9,506	$11,593

1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	0.01%	0.18%
1.65%	1.66%	1.68%	1.68%	1.86%

1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	0.01%	0.18%
1.67%	1.68%	1.68%	1.70%	1.86%

3.06%	3.27%	3.14%	3.28%	3.30%

3.04%	3.25%	3.14%	3.26%	3.30%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

61

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.520	$12.780	$12.220	$12.160	$12.200

0.392	0.401	0.392	0.386	0.403
0.660	(0.207)	0.560	0.107	(0.031)
1.052	0.194	0.952	0.493	0.372

(0.393)	(0.402)	(0.392)	(0.385)	(0.410)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.502)	(0.454)	(0.392)	(0.433)	(0.412)

$13.070	$12.520	$12.780	$12.220	$12.160

8.58%	1.66%	7.91%	4.25%	3.06%

$41,368	$34,425	$38,981	$34,174	$27,585

1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	0.01%	0.18%
1.65%	1.66%	1.68%	1.68%	1.86%

1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	0.01%	0.18%
1.67%	1.68%	1.68%	1.70%	1.86%

3.06%	3.27%	3.14%	3.28%	3.30%

3.04%	3.25%	3.14%	3.26%	3.30%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

63

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.130	$11.290	$10.820	$10.720	$10.610

0.355	0.375	0.376	0.384	0.414
0.400	(0.160)	0.469	0.100	0.110
0.755	0.215	0.845	0.484	0.524

(0.355)	(0.375)	(0.375)	(0.384)	(0.414)
(0.355)	(0.375)	(0.375)	(0.384)	(0.414)

$11.530	$11.130	$11.290	$10.820	$10.720

6.88%	2.02%	7.96%	4.67%	5.00%

$97,032	$87,924	$96,568	$78,021	$58,465
0.84%	0.84%	0.82%	0.75%	0.75%

0.94%	0.95%	0.96%	0.97%	0.95%
3.12%	3.43%	3.42%	3.62%	3.83%

3.02%	3.32%	3.28%	3.40%	3.63%
21%	24%	22%	12%	27%

65

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.170	$11.330	$10.850	$10.750	$10.640

0.259	0.283	0.284	0.295	0.322
0.400	(0.160)	0.479	0.100	0.110
0.659	0.123	0.763	0.395	0.432

(0.259)	(0.283)	(0.283)	(0.295)	(0.322)
(0.259)	(0.283)	(0.283)	(0.295)	(0.322)

$11.570	$11.170	$11.330	$10.850	$10.750

5.96%	1.16%	7.14%	3.79%	4.10%

$127	$135	$170	$317	$908
1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.70%	1.71%	1.72%	1.70%
2.27%	2.58%	2.57%	2.77%	2.98%

2.27%	2.57%	2.53%	2.65%	2.88%
21%	24%	22%	12%	27%

67

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.160	$11.320	$10.840	$10.740	$10.630

0.259	0.283	0.283	0.295	0.322
0.400	(0.160)	0.479	0.100	0.110
0.659	0.123	0.762	0.395	0.432

(0.259)	(0.283)	(0.282)	(0.295)	(0.322)
(0.259)	(0.283)	(0.282)	(0.295)	(0.322)

$11.560	$11.160	$11.320	$10.840	$10.740

5.96%	1.16%	7.14%	3.78%	4.10%

$16,210	$13,949	$14,649	$11,276	$7,126
1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.70%	1.71%	1.72%	1.70%
2.27%	2.58%	2.57%	2.77%	2.98%

2.27%	2.57%	2.53%	2.65%	2.88%
21%	24%	22%	12%	27%

69

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.490	$10.710	$9.910	$10.000	$10.180

0.420	0.430	0.415	0.422	0.418
0.596	(0.222)	0.798	(0.091)	(0.180)
1.016	0.208	1.213	0.331	0.238

(0.426)	(0.428)	(0.413)	(0.421)	(0.418)
(0.426)	(0.428)	(0.413)	(0.421)	(0.418)

$11.080	$10.490	$10.710	$9.910	$10.000

9.86%	2.12%	12.46%	3.63%	2.35%

$124,717	$108,830	$119,038	$107,951	$116,999
0.89%	0.91%	0.93%	0.89%	0.89%

0.97%	0.98%	0.98%	0.97%	0.97%
3.89%	4.20%	4.02%	4.49%	4.11%

3.81%	4.13%	3.97%	4.41%	4.03%
13%	5%	11%	12%	10%

71

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.510	$10.720	$9.920	$10.010	$10.190

0.340	0.354	0.338	0.352	0.341
0.586	(0.212)	0.798	(0.091)	(0.179)
0.926	0.142	1.136	0.261	0.162

(0.346)	(0.352)	(0.336)	(0.351)	(0.342)
(0.346)	(0.352)	(0.336)	(0.351)	(0.342)

$11.090	$10.510	$10.720	$9.920	$10.010

8.93%	1.46%	11.62%	2.86%	1.58%

$1,928	$2,892	$4,130	$4,995	$5,907
1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.73%	1.73%	1.72%	1.72%
3.14%	3.45%	3.27%	3.74%	3.36%

3.06%	3.38%	3.22%	3.66%	3.28%
13%	5%	11%	12%	10%

73

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.510	$10.730	$9.930	$10.020	$10.200

0.340	0.354	0.338	0.352	0.342
0.596	(0.222)	0.798	(0.091)	(0.181)
0.936	0.132	1.136	0.261	0.161

(0.346)	(0.352)	(0.336)	(0.351)	(0.341)
(0.346)	(0.352)	(0.336)	(0.351)	(0.341)

$11.100	$10.510	$10.730	$9.930	$10.020

9.03%	1.36%	11.61%	2.85%	1.58%

$33,432	$26,718	$28,727	$24,740	$28,849
1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.73%	1.73%	1.72%	1.72%
3.14%	3.45%	3.27%	3.74%	3.36%

3.06%	3.38%	3.22%	3.66%	3.28%
13%	5%	11%	12%	10%

75

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2012

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

76

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

77

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended August 31, 2012.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2012, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$240	$52	$79

78

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2012, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$29,346	$5,323	$7,264

79

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 28, 2012 to 0.15% of average daily net assets.

At August 31, 2012, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$275,063	$55,668	$67,795
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	14,436	2,633	3,691
Distribution fees payable
to DDLP	158,042	25,911	55,636
Other expenses payable to
DMC and affiliates*	10,211	2,138	3,247

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$16,515	$3,007	$4,077

80

For the year ended August 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$77,384	$12,143	$40,721

For the year ended August 31, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$3,125
Class B	358	0	652
Class C	592	284	1,295

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$113,707,693	$33,119,107	$35,222,578
Sales	92,783,822	22,504,384	19,105,735

At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$569,187,915	$105,255,165	$150,862,894
Aggregate unrealized appreciation	$51,867,627	$8,280,897	$10,016,382
Aggregate unrealized depreciation	(20,100)	(30,704)	(222,655)
Net unrealized appreciation	$51,847,527	$8,250,193	$9,793,727

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

81

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of August 31, 2012:

Delaware Tax-Free Minnesota Fund
Level 2
Municipal Bonds	$619,070,442
Short-Term Investments	1,965,000
Total	$621,035,442

82

	Delaware Tax-Free Minnesota Intermediate Fund
		Level 2
Municipal Bonds		$113,505,358

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$159,227,092	$159,227,092
Short-Term Investments	429,529	1,000,000	1,429,529
Total	$429,529	$160,227,092	$160,656,621

During the year ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2012 and 2011 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

Year Ended 8/31/11
Ordinary income	$1,050,612	$10,335	$9,171
Tax-exempt income	23,194,282	3,401,774	5,665,065
Long-term capital gain	1,575,686	—	—
Total	$25,820,580	$3,412,109	$5,674,236

83

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2012, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$565,231,623	$105,093,096	$153,706,617
Distributions payable	(537,798)	(77,922)	(138,127)
Undistributed ordinary income	548,251	—	—
Undistributed long-term capital gains	3,067,479	23,292	—
Undistributed tax-exempt income	386,802	80,444	138,127
Capital loss carryforwards	—	—	(3,404,628)
Qualified late year losses deferred	—	—	(18,352)
Unrealized appreciation of investments	51,847,527	8,250,193	9,793,727
Net assets	$620,543,884	$113,369,103	$160,077,364

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and capital loss carryforwards expired. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2012 the Funds recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Paid-in capital	$—	$—	$(25,904)
Undistributed (Distributions in excess of)
net investment income	68,506	3,523	75,369
Accumulated net realized gain (loss)	(68,506)	(3,523)	(49,465)

84

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $25,904 expired in 2012 for Delaware Minnesota High- Yield Municipal Bond Fund. In 2012, the Funds utilized capital loss carryforwards as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$—	$517,048	$—

Capital loss carryforwards remaining at August 31, 2012 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2015	$—	$—	$ 96,079
2016	—	—	198,826
2017	—	—	129,724
2018	—	—	2,974,512
Total	$—	$—	$3,399,141

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act are as follows:

Delaware Minnesota
High-Yield Municipal
Bond Fund
Long-term	$5,487

85

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware Tax-Free		Delaware Minnesota
	Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	3,091,804	2,784,944	1,383,234	1,278,854	1,931,325	1,315,787
Class B	36	9	—	—	18	70
Class C	632,910	389,789	345,207	233,759	651,422	355,964

Shares issued upon reinvestment of dividends and distributions:
Class A	1,504,779	1,346,957	194,658	182,978	304,071	289,772
Class B	6,665	10,683	262	339	6,170	9,606
Class C	98,132	88,175	24,905	25,813	72,228	71,925
	5,334,326	4,620,557	1,948,266	1,721,743	2,965,234	2,043,124

Shares redeemed:
Class A	(3,426,551)	(7,071,017)	(1,061,511)	(2,115,142)	(1,349,135)	(2,349,386)
Class B	(140,567)	(282,324)	(1,396)	(3,322)	(107,644)	(119,593)
Class C	(315,576)	(779,160)	(217,764)	(303,643)	(253,002)	(563,750)
	(3,882,694)	(8,132,501)	(1,280,671)	(2,422,107)	(1,709,781)	(3,032,729)
Net increase (decrease)	1,451,632	(3,511,944)	667,595	(700,364)	1,255,453	(989,605)

For the years ended August 31, 2012 and 2011, the following shares and values were converted from Class B shares to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	100,968	101,119	$1,278,778	175,162	175,266	$2,154,184
Delaware Tax-Free Minnesota
Intermediate Fund	132	133	1,499	1,576	1,580	17,494
Delaware Minnesota High-Yield
Municipal Bond Fund	30,819	30,882	330,849	46,556	46,619	480,052

86

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of August 31, 2012 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2012, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of

87

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2012, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
14%	14%	10%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

88

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

89

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2012

90

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for each of the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of

91

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes-one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota

92

municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe and the Fund’s total return for the five-year period was in the second quartile. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of the Performance Universe and the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s shorter-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

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Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of the Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of the Expense. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in total expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund - The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects

94

recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Intermediate Fund have not reached a size at which they can take advantage of breakpoints, the Board recognized that each Fund’s fee was structured so that when the Fund grows, economies of scale may be shared. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

95

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Tax Information (continued)

For the fiscal year ended August 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term	Ordinary	Tax-Exempt
	Capital Gain	Income	Income	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	18.23%	0.36%	81.41%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	0.12%	99.88%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	1.50%	98.50%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

96

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

98

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

99

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

100

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	71	None
(2004–Present)

101

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

102

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

103

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

104

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

105

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

106

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

107

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

108

Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	17
Statements of net assets	20
Statements of operations	67
Statements of changes in net assets	68
Financial highlights	74
Notes to financial statements	98
Report of independent registered
public accounting firm	111
Other Fund information	112
Board of trustees/directors and
officers addendum	118
About the organization	128

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® National Tax-Free Funds	September 11, 2012

Performance preview (for the year ended August 31, 2012)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+13.01%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper General & Insured Municipal Debt Funds Average	1-year return	+11.00%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+7.89%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+6.84%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+6.57%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 8. The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+17.28%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper High-Yield Municipal Debt Funds Average	1-year return	+14.98%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper High-Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® National Tax-Free Funds

Economic backdrop

As the Funds’ fiscal year got under way in September 2011, signs were mounting that the U.S. economy was gradually improving. While this situation was interpreted positively for economically sensitive asset classes, it was also expected to lead to higher interest rates — a negative situation for most types of bonds.

By the second half of the Funds’ fiscal year, however, it became clear that the economy’s momentum was stalling:

  U.S. gross domestic product (GDP) — a measure of the goods and services produced by the nation — grew at an annualized rate of just 2.0% in the first quarter of 2012, down from 4.1% in the previous three-month period. In the second quarter of 2012, the rate of GDP growth slowed further, to an estimated 1.7%.
  Job creation remained persistently sluggish, as the unemployment rate fluctuated within a historically high range of 8.1% to 8.3% between January and August 2012.
  (Data: U.S. Commerce Department, U.S. Labor Department)

Although individual localities around the country continued to experience fiscal struggles, we did not view this as an indication of deeply rooted risk in the municipal bond market as a whole. Instead, we saw isolated cases of municipalities dealing with specific challenges unique to their circumstances (such as underfunded pension plans or weak revenue streams). Outside the United States, elevated debt levels in several European countries — most notably Greece, Spain, and Italy — continued to foster the region’s economic volatility. European policy makers hoped to avoid the worst-case scenario of a breakup of the shared euro currency, which would likely result in a massive disruption to the global economy. As the Funds’ fiscal year progressed, it appeared that a tentative framework for resolution was in place, but financial markets remained highly sensitive to the uncertainty of a successful ending to this fiscal crisis.

Municipal bond market conditions

The Funds’ fiscal year coincided with a beneficial environment for many municipal bond investors. Amid the sluggish U.S. economic backdrop and potential fallout from the European debt situation, yields on U.S. Treasury debt stayed dramatically low. Investors therefore looked elsewhere for sources of competitive yield, and municipal bonds benefited from this attention.

Another factor helping to lift municipal bond prices was a favorable relationship between supply and demand. The relatively limited supply of tax-exempt bonds, paired with extremely strong demand from some investors, provided support for the asset class.

Several factors fueled the demand side of the equation. First, there were heavy flows back into investors’ hands through bond redemptions. Second, new inflows into municipal bond mutual funds remained high, as did demand from institutional investors. Institutional investors don’t often purchase municipal securities and don’t traditionally drive the market, but in this case they likely saw certain municipal bonds offering unusually attractive values relative to comparable opportunities among taxable bonds.

Another factor underlying the demand for municipal securities was investors’ search for a higher yield amid a low interest rate environment. Accordingly, bonds that exhibited higher yields, including those with longer maturities and lower credit ratings, generally outperformed their counterparts. In fact, the best-performing maturity range of the municipal bond market (as measured by the Barclays Municipal Bond Index) was 22 years and longer, which gained 14.52%, compared with an advance of just 0.89% for bonds with maturities of less than two years. Similarly, BBB-rated bonds were up 15.40% for the same time period, compared with a gain of just 6.07% for the AAA segment within that index.

Maintaining a consistent strategy

Across the Funds, we maintained a consistent management approach, emphasizing bottom-up security selection. We made investment decisions based on our research on individual bonds, instead of reacting to macroeconomic trends or trying to predict interest rate movements.

The Funds’ portfolios regularly emphasize A-rated and BBB-rated bonds and also maintain some allocation to bonds rated below investment grade. Simultaneously, they tend to underweight AAA-rated and AA-rated securities, as these higher-quality bonds generally offer fewer prospects to uncover hidden value.

Our comfort level with the Funds’ elevated weighting in relatively credit-sensitive securities stems from the thoroughness of our credit research process and our confidence in our ability to identify tax-exempt securities that offer a positive risk-versus-reward tradeoff.

The Funds entered the fiscal year well positioned in our view, given the income being generated by certain holdings acquired in a higher interest rate environment during 2009 and 2010. We did not make major changes to the Funds’ portfolio holdings during the fiscal year. The majority of activity focused on investing new cash that came into the Funds. We invested opportunistically, taking advantage of individual securities that we believed fit into each portfolio’s respective structure.

One noteworthy source of bond supply during the Funds’ fiscal year was Puerto Rico, and in late 2011 we added a number of Puerto Rican bonds that we believed were priced attractively. With a large amount of Puerto Rican issuance coming to market in a relatively short time period, we followed our rigorous research process in identifying what we believed to be meaningful additions to each Fund’s portfolio.

Notable sectors and securities

As we mentioned earlier, the best-performing bonds in the municipal marketplace were those with longer maturity dates and relatively lower credit ratings. By a similar token, the municipal bond market’s best-performing sectors were those composed predominantly of bonds with these characteristics.

The outperformance of lower-rated bonds proved favorable for our style of investing. Looking at the strongest individual contributors to each of the Funds’ results, we note that they are representative of the trend in which long-dated, lower-credit-quality issues enjoyed a performance advantage.

Portfolio management review
Delaware Investments® National Tax-Free Funds

Among the strongest-performing securities within Delaware Tax-Free USA Fund were Florida revenue bonds issued for Fort Lauderdale cargo acquisition projects. These bonds had a 2032 maturity date and a Moody’s Investors Service (Moody’s) credit rating of Ba2. Another notable contributor was an Ohio nonrated bond issued for senior-housing facilities, with a 2038 maturity date. Both of these bonds experienced significant price increases in tandem with what we saw as investors’ increased tolerance for credit risk.

On the other hand, the Fund’s relatively weaker holdings included Greene County, Mo., single-family mortgage bonds, which were rated Aaa by Moody’s and were set to mature in 2016. Other relative laggards included Ohio general obligation bonds with a December 2012 maturity.

Within Delaware Tax-Free USA Intermediate Fund, strong performers included the same Florida cargo acquisition bonds mentioned earlier. Another outperforming issue was a Modesto, Calif., special taxing district bond maturing in 2036.

In contrast, bonds with relatively weaker performance included Duluth, Minn., healthcare bonds that had a maturity date of 2014, and Pennsylvania general obligation bonds maturing in May 2013. Both of these securities turned in positive performance, but they trailed the stronger advance posted by longer-dated bonds.

The story was similar for Delaware National High-Yield Municipal Bond Fund, as its two top contributing securities were the same as those mentioned above for Delaware Tax-Free USA Fund. In contrast, New York State Dormitory Authority personal income tax revenue bonds (maturing in 2024) and Massachusetts State Development Finance Agency revenue bonds for Harvard University (maturing in 2020) were among those that posted relatively weaker gains within the Fund’s portfolio holdings.

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+13.01%	+6.33%	+5.35%	n/a
Including sales charge	+7.95%	+5.35%	+4.87%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+12.27%	+5.53%	+4.70%	n/a
Including sales charge	+8.27%	+5.29%	+4.70%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+12.26%	+5.53%	+4.56%	n/a
Including sales charge	+11.26%	+5.53%	+4.56%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+13.41%	n/a	n/a	+10.89%
Including sales charge	+13.41%	n/a	n/a	+10.89%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. The Board of Trustees (Board) has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution

Performance summaries
Delaware Tax-Free USA Fund

and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.56% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.94%	1.70%	1.70%	0.70%
(without fee waivers)
Net expenses	0.80%	1.56%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free USA Fund — Class A shares	$9,550	$16,075

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+7.89%	+5.52%	+4.81%	n/a
Including sales charge	+4.88%	+4.93%	+4.52%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+6.90%	+4.63%	+4.35%	n/a
Including sales charge	+4.90%	+4.63%	+4.35%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+6.89%	+4.64%	+3.92%	n/a
Including sales charge	+5.89%	+4.64%	+3.92%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+8.00%	n/a	n/a	+7.75%
Including sales charge	+8.00%	n/a	n/a	+7.75%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 29, 2011, through Dec. 28, 2012.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.60% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.98%	1.68%	1.68%	0.68%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$16,321
Delaware Tax-Free USA
Intermediate Fund — Class A shares	$9,725	$15,544

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2002. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Delaware National High-Yield Municipal Bond Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+17.28%	+6.83%	+6.01%	n/a
Including sales charge	+12.04%	+5.86%	+5.52%	n/a
Class B (Est. Dec. 18, 1996)
Excluding sales charge	+16.39%	+6.03%	+5.35%	n/a
Including sales charge	+12.39%	+5.79%	+5.35%	n/a
Class C (Est. May 26, 1997)
Excluding sales charge	+16.47%	+6.04%	+5.21%	n/a
Including sales charge	+15.47%	+6.04%	+5.21%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+17.57%	n/a	n/a	+16.37%
Including sales charge	+17.57%	n/a	n/a	+16.37%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Performance summaries
Delaware National High-Yield Municipal Bond Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.60% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.01%	1.76%	1.76%	0.76%
(without fee waivers)
Net expenses	0.85%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Delaware National High-Yield
Municipal Bond Fund — Class A shares	$9,550	$17,101
Barclays Municipal Bond Index	$10,000	$16,596

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,049.70	0.80%	$4.12
Class B	1,000.00	1,045.70	1.56%	8.02
Class C	1,000.00	1,045.70	1.56%	8.02
Institutional Class	1,000.00	1,051.60	0.56%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.11	0.80%	$4.06
Class B	1,000.00	1,017.29	1.56%	7.91
Class C	1,000.00	1,017.29	1.56%	7.91
Institutional Class	1,000.00	1,022.32	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,024.90	0.75%	$3.82
Class B	1,000.00	1,019.80	1.60%	8.12
Class C	1,000.00	1,019.70	1.60%	8.12
Institutional Class	1,000.00	1,025.50	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.37	0.75%	$3.81
Class B	1,000.00	1,017.09	1.60%	8.11
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,075.50	0.85%	$4.43
Class B	1,000.00	1,071.40	1.60%	8.33
Class C	1,000.00	1,072.30	1.60%	8.33
Institutional Class	1,000.00	1,076.40	0.60%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.86	0.85%	$4.32
Class B	1,000.00	1,017.09	1.60%	8.11
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free USA Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.16%
Corporate Revenue Bonds	14.41%
Education Revenue Bonds	11.86%
Electric Revenue Bonds	3.62%
Healthcare Revenue Bonds	11.15%
Housing Revenue Bonds	0.88%
Lease Revenue Bonds	10.72%
Local General Obligation Bonds	3.07%
Pre-Refunded/Escrowed to Maturity Bonds	6.09%
Special Tax Revenue Bonds	17.14%
State General Obligation Bonds	7.32%
Transportation Revenue Bonds	9.31%
Water & Sewer Revenue Bonds	3.59%
Short-Term Investments	0.19%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.02%
Corporate Revenue Bonds	11.52%
Education Revenue Bonds	7.16%
Electric Revenue Bonds	2.83%
Healthcare Revenue Bonds	8.71%
Housing Revenue Bonds	0.54%
Lease Revenue Bonds	4.80%
Local General Obligation Bonds	7.73%
Pre-Refunded/Escrowed to Maturity Bonds	4.85%
Resource Recovery Revenue Bond	0.09%
Special Tax Revenue Bonds	13.93%
State General Obligation Bonds	16.78%
Transportation Revenue Bonds	14.75%
Water & Sewer Revenue Bonds	5.33%
Short-Term Investments	0.34%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.06%
Corporate Revenue Bonds	21.62%
Education Revenue Bonds	17.61%
Electric Revenue Bonds	1.63%
Healthcare Revenue Bonds	23.62%
Housing Revenue Bonds	1.14%
Lease Revenue Bonds	9.95%
Pre-Refunded Bond	0.25%
Resource Recovery Revenue Bond	0.25%
Special Tax Revenue Bonds	8.65%
State General Obligation Bonds	5.28%
Transportation Revenue Bonds	6.61%
Water & Sewer Revenue Bond	0.45%
Short-Term Investments	2.12%
Total Value of Securities	99.18%
Receivables and Other Assets Net of Liabilities	0.82%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.16%
Corporate Revenue Bonds – 14.41%
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	$11,000,000	$8,933,759
6.50% 6/1/47	6,000,000	5,340,660
Chautauqua County, New York Industrial Development
Agency (NRG Dunkirk Power Project) 5.875% 4/1/42	2,000,000	2,252,060
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	1,000,000	771,240
5.75% 6/1/47	12,180,000	10,372,852
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,290,718
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,045,200
6.25% 6/1/24	6,810,000	7,668,401
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,608,025
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,122,790
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,001,520
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,665,250
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,279,482
6.50% 11/1/39	3,915,000	5,031,323
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,000,000	2,035,360
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines - JFK
International Airport) 7.75% 8/1/31 (AMT)	2,000,000	2,103,320
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	1,000,000	1,149,250
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(AK Steel Holding) Series A 6.75% 6/1/24 (AMT)	1,500,000	1,553,745
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,538,405

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$6,340,000	$7,591,770
Rockport, Indiana Revenue (AK Steel Holding)
7.00% 6/1/28 (AMT)	1,790,000	1,872,680
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	3,205,000	2,672,938
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	4,131,144
Series C 5.00% 1/1/21	1,880,000	2,247,916
		95,279,808
Education Revenue Bonds – 11.86%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	5,796,783
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	5,160,000	5,338,381
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,643,170
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	1,910,000	1,695,431
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,606,981
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,402,356
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	6,065,200
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	6,366,866
5.50% 11/15/36	4,515,000	5,485,364
Missouri State Health & Educational Facilities Authority
Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,820,400
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	4,755,279

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	$1,435,000	$1,801,370
New York City Trust for Cultural Resources (Whitney
Museum of American Art) 5.00% 7/1/31	1,500,000	1,693,140
North Texas Education Finance Corporation
(Uplift Education) Series A 5.125% 12/1/42	3,000,000	3,180,510
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/31	6,000,000	6,337,740
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,460,545
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,597,484
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,740,345
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,102,344
5.35% 6/15/32	2,300,000	2,155,767
University of California Revenue Limited Project
Series G 5.00% 5/15/42	4,655,000	5,359,581
		78,405,037
Electric Revenue Bonds – 3.62%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	6,245,600
Long Island, New York Power Authority Series A
5.00% 9/1/37	2,440,000	2,741,096
5.00% 9/1/42	3,000,000	3,343,440
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	4,620,000	4,729,679
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,049,740
Series WW 5.50% 7/1/38	2,100,000	2,245,971
Series XX 5.75% 7/1/36	3,245,000	3,558,305
		23,913,831

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 11.15%
Alachua County, Florida Health Facilities Authority
Refunding (Oak Hammock University)
Series A 8.00% 10/1/42	$1,000,000	$1,187,540
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,610,000	1,995,885
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,993,475
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/42	5,375,000	5,873,047
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center) Series A
5.50% 6/1/32	1,000,000	1,015,920
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,501,710
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,373,282
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,856,575
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	3,000,000	3,593,040
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,025,680
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,291,870
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,621,956
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	4,237,707
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	2,500,000	2,728,900
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,583,545

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Whitemarsh Continuing Care)
6.00% 2/1/21	$3,075,000	$3,148,247
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,415,980
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,449,485
6.50% 12/1/21	2,745,000	3,153,676
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,679,633
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,346,194
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,211,360
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,507,640
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,815,938
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,310,000	1,371,701
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,081,190
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,701,520
		73,762,696
Housing Revenue Bonds – 0.88%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,735,000	5,184,446
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	650,000	651,723
		5,836,169

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 10.72%
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project) 5.25% 12/1/27	$1,000,000	$1,030,880
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	2,246,780
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	4,750,000	4,789,710
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,459,378
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	861,475
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,855,000	1,879,894
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	10,250,000	12,044,058
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,500,092
5.625% 12/1/28	2,365,000	2,446,805
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	3,500,000	4,205,285
Series GG 5.75% 9/1/23	1,000,000	1,244,710
New York City, New York Industrial Development Agency
Revenue (Queens Baseball Stadium)
5.00% 1/1/46 (AMBAC)	1,000,000	1,015,100
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,784,921
New York State Liberty Development Corporation Revenue
(World Trade Center Project) 5.75% 11/15/51	16,490,000	19,551,531
Class 1 5.00% 9/15/40	2,140,000	2,438,423
Class 2 5.00% 9/15/43	3,860,000	4,229,286
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series F 5.25% 7/1/25	930,000	1,013,988
Series U 5.25% 7/1/42	4,100,000	4,170,602

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	$3,035,000	$1,976,787
		70,889,705
Local General Obligation Bonds – 3.07%
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,738,208
5.00% 8/15/26 (PSF)	1,000,000	1,201,380
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,307,732
Series I-1 5.375% 4/1/36	5,000,000	5,786,950
Subseries D-1 5.00% 10/1/36	6,500,000	7,424,040
Wake County, North Carolina Refunding
Series C 5.00% 3/1/22	635,000	819,531
		20,277,841
§Pre-Refunded/Escrowed to Maturity Bonds – 6.09%
Boerne, Texas Independent School District Building
5.25% 2/1/27-13 (PSF)	4,000,000	4,084,520
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	310,000	341,961
Delaware Transportation Authority Revenue 5.00% 7/1/22-15	4,345,000	4,920,060
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
11.75% 3/1/16	1,225,000	1,188,422
Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit) Series C 5.375% 12/1/30-12	4,120,000	4,173,395
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	1,935,000	2,123,334
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,559,056
Powell, Ohio 5.50% 12/1/32-12 (NATL-RE) (FGIC)	2,000,000	2,026,620
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,825,000	2,210,075
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	550,000	647,895
		40,275,338

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 17.14%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	$1,500,000	$1,744,755
6.50% 7/15/30	8,230,000	9,863,079
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,811,213
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	3,220,000	3,280,826
Denver, Colorado Convention Center Hotel Authority
Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,338,434
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	490,000	492,127
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	2,500,000	2,757,525
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,305,000	1,279,529
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,243,224
Jacksonville, Florida Excise Taxes Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,003,310
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	4,133,126
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	670,000	673,062
Missouri State Highways & Transportation Commission
State Road Revenue Series B 5.00% 5/1/24	9,000,000	10,301,939
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	3,980,000	4,450,715
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,382,560
5.00% 6/15/26	2,000,000	2,244,440
New Jersey Transportation Trust Fund Authority Revenue
Series B 5.50% 6/15/31	10,000,000	11,905,599
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,227,800
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,597,240

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority
Future Tax Secured (continued)
Series C 5.25% 11/1/25	$6,000,000	$7,312,320
Series D 5.00% 2/1/31	4,875,000	4,953,731
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,093,250
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	7,022,340
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^ (Convertible Capital Appreciation Bonds)
Series A 5.75% 8/1/37	5,000,000	5,583,150
Series A 6.75% 8/1/32	3,890,000	4,028,484
Series C 5.00% 8/1/40	6,000,000	6,504,600
Series C 6.00% 8/1/39	2,250,000	2,566,620
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1-Bay Meadows) 6.00% 9/1/42	1,000,000	1,088,620
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,111,350
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21	4,970,000	3,372,543
		113,367,511
State General Obligation Bonds – 7.32%
California State 5.25% 11/1/40	3,795,000	4,299,014
California State Various Purposes
5.00% 9/1/41	6,250,000	6,864,625
6.00% 4/1/38	4,060,000	4,789,257
6.50% 4/1/33	2,570,000	3,207,180
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	3,007,351
5.00% 6/15/29	2,050,000	2,273,307
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	13,394,152
North Carolina State Refunding Series C 5.00% 5/1/22	2,950,000	3,817,094
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.00% 7/1/41	1,800,000	1,793,070
Series A 5.25% 7/1/23	500,000	524,610
(Un-Refunded Balance) Series A 5.125% 7/1/31	4,415,000	4,415,088
		48,384,748

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.31%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	$5,160,000	$6,016,199
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,550,020
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,399,268
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,998,914
• Series E-3 5.75% 1/1/38	2,000,000	2,303,880
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,076,732
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,502,922
6.50% 12/1/28	5,500,000	6,028,935
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	7,094,483
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,991,331
7.50% 6/30/33	1,560,000	1,984,195
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,616,170
		61,563,049
Water & Sewer Revenue Bonds – 3.59%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,617,215
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,825,920
Fiscal 2012 Series BB 5.25% 6/15/44	5,395,000	6,317,599
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,973,900
		23,734,634
Total Municipal Bonds (cost $586,656,802)		655,690,367

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Short-Term Investments – 0.19%
¤Variable Rate Demand Notes – 0.19%
California State (Kindergarten) Series B1
0.17% 5/1/34 (LOC – Citibank)	$550,000	$550,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-7 0.19% 2/1/35 (LOC – Wells Fargo Bank)	200,000	200,000
Idaho State University Foundation Income Revenue
(L.E. & Thelma Stephens Project)
0.17% 5/1/21 (LOC – Wells Fargo Bank)	500,000	500,000
Total Short-Term Investments (cost $1,250,000)		1,250,000

Total Value of Securities – 99.35%
(cost $587,906,802)		656,940,367
Receivables and Other Assets
Net of Liabilities – 0.65%		4,328,903
Net Assets Applicable to 53,909,244
Shares Outstanding – 100.00%		$661,269,270

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($604,414,902 / 49,284,812 Shares)		$12.26
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($1,827,534 / 149,101 Shares)		$12.26
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($36,840,177 / 3,003,328 Shares)		$12.27
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($18,186,657 / 1,472,003 Shares)		$12.36

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$589,080,107
Undistributed net investment income		128,895
Accumulated net realized gain on investments		3,026,703
Net unrealized appreciation of investments		69,033,565
Total net assets		$661,269,270

§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$12.26
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.84

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax Free USA Intermediate Fund	August 31, 2012

		Principal amount	Value
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 11.52%
	Alabama 21st Century Authority Revenue Series A
	5.00% 6/1/19	$365,000	$435,357
	5.00% 6/1/20	1,905,000	2,289,258
	5.00% 6/1/21	2,735,000	3,307,764
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	2,564,520
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,163,593
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,708,404
	Harris County, Texas Industrial Development
	Corporation Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,062,428
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	7,160,000	8,397,605
	6.25% 6/1/24	7,500,000	8,445,374
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	851,670
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,144,180
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project) Series B
	5.20% 6/1/43	6,000,000	6,769,260
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,226,300
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,165,477
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,909,995
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.) Series B
	4.875% 6/1/34	1,625,000	1,662,424
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	4.875% 9/15/19 (AMT)	4,000,000	4,070,720

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A 5.70% 2/1/14	$2,225,000	$2,353,783
Series A 5.70% 8/1/20	4,320,000	5,037,034
Series C 5.625% 6/1/18	2,370,000	2,754,485
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port) Series A
3.375% 12/1/40	5,000,000	5,168,100
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,358,599
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B
5.00% 3/1/21	3,415,000	4,028,471
5.00% 3/1/22	2,935,000	3,448,919
5.25% 3/1/31	2,480,000	2,803,590
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	9,050,000	7,547,610
Valdez, Alaska Marine (BP Pipelines Project) Series B
5.00% 1/1/21	6,675,000	7,981,297
		100,656,217
Education Revenue Bonds – 7.16%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	1,000,000	1,157,710
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	975,070
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,514,235
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	885,000	926,515
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,264,054
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	6,071,950

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	$1,335,000	$1,116,167
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	869,750
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	990,000	1,028,768
Massachusetts State Development Finance
Agency Revenue (Harvard University) Series B-1
5.25% 10/15/29	1,670,000	2,067,226
Massachusetts State Health & Educational Facilities
Authority Revenue (Massachusetts Institution Technology)
Series M 5.25% 7/1/20	3,000,000	3,877,200
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Revenue
(Belmont University Project)
5.00% 11/1/27	660,000	721,750
5.00% 11/1/28	550,000	600,435
5.00% 11/1/30	600,000	652,116
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,760,000	1,930,667
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,661,490
5.00% 7/1/31	1,000,000	1,128,760
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,279,747
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,081,540
North Carolina Capital Facilities Finance Agency
(High Point University) 5.00% 5/1/32	1,830,000	1,962,126
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	349,050
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,237,333

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	$2,020,000	$2,239,877
Series C 5.25% 10/1/23	600,000	677,118
Series C 5.25% 10/1/27	2,100,000	2,349,291
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,997,425
University of California Series A 5.125% 5/15/20 (AMBAC)	175,000	180,854
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,124,961
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	4,031,648
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,078,227
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	211,681
5.00% 6/1/21	205,000	211,681
		62,576,422
Electric Revenue Bonds – 2.83%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,401,120
Series N 5.00% 5/1/21	3,580,000	4,532,173
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,088,090
Rochester, Minnesota Electric Utilities Revenue Series C
5.00% 12/1/18 (NATL-RE)	2,000,000	2,309,000
Salt River, Arizona Project Agricultural Improvement &
Power District Series A 5.00% 12/1/28	7,735,000	9,412,025
		24,742,408
Healthcare Revenue Bonds – 8.71%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,341,080
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	5,068,789
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,694,128

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Scripps Health) Series A 5.00% 11/15/32	$4,250,000	$4,785,203
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,323,809
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	715,822
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,870,730
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,146,260
5.00% 5/1/25	1,175,000	1,337,644
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	815,778
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,463,093
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,154,429
5.00% 8/1/18	2,500,000	2,771,725
New York State Dormitory Authority Revenue
Non State Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,846,688
5.00% 7/1/21	570,000	708,339
5.00% 7/1/24	2,595,000	3,157,311
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,655,800
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,297,760
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian
Homes) 5.40% 10/1/27	780,000	800,623
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,336,100
5.00% 1/1/18	1,000,000	1,186,910

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	$670,000	$785,046
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,391,090
Series C 4.50% 11/15/38	2,540,000	3,085,211
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,990,522
St. Mary Hospital Authority, Pennsylvania Health
System Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,294,332
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,061,400
		76,085,622
Housing Revenue Bonds – 0.54%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,715,999
		4,715,999
Lease Revenue Bonds – 4.80%
California Statewide Communities Development
Authority Revenue (Inland Regional Center Project)
5.25% 12/1/27	3,645,000	3,757,558
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,764,630
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,807
5.00% 6/1/21 (AMBAC)	1,000,000	1,001,270
Idaho Building Authority Revenue (Health & Welfare
Project) Series A 5.00% 9/1/24	2,800,000	3,455,704
Los Angeles County, California (Disney Concert Hall Parking)
5.00% 3/1/22	375,000	447,506
5.00% 9/1/22	1,100,000	1,317,019
5.00% 3/1/23	2,395,000	2,848,421
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	8,260,382

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/22 (AMT)	$735,000	$794,234
New York State Dormitory Authority Revenue (Third
General Resolution - State University Educational
Facilities) Series A 5.00% 5/15/23	2,170,000	2,689,541
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,035,540
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Senior Obligation Group) 5.00% 7/1/22 (AMT)	3,925,000	4,205,010
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/18	1,000,000	1,203,530
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	7,952,285
		41,903,437
Local General Obligation Bonds – 7.73%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,924,025
Chicago, Illinois Modern Schools Across Chicago Series J
5.00% 12/1/23 (AMBAC)	2,865,000	3,210,318
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,626,212
Dallas, Texas 5.125% 2/15/15	3,000,000	3,345,630
Fairfax County, Virginia Refunding & Public
Improvement Series A
5.00% 4/1/17	4,000,000	4,795,080
5.00% 4/1/20	10,000,000	11,965,500
5.25% 4/1/14	3,500,000	3,777,235
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	5,014,720
Houston, Texas Refunding & Public Improvement Series A
5.00% 3/1/15	3,480,000	3,872,440
5.25% 3/1/28	5,000,000	5,906,650
Los Angeles, California Unified School District
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,079,800

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A-1 5.00% 8/1/19	$3,500,000	$4,134,410
Series G 5.25% 8/1/15	1,000,000	1,070,440
Series I 5.00% 8/1/21	1,000,000	1,086,490
Series J 5.50% 6/1/23	15,000	15,544
Subseries D-1 5.00% 10/1/30	4,000,000	4,717,200
Wake County, North Carolina Refunding Series C
5.00% 3/1/22	3,085,000	3,981,501
		67,523,195
§Pre-Refunded/Escrowed to Maturity Bonds – 4.85%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,035,760
California State 5.25% 11/1/17-13	785,000	830,671
California State Economic Recovery Series A 5.25% 7/1/14	225,000	245,630
Casa Grande, Arizona Tax Revenue 5.00% 4/1/22-14 (AMBAC)	1,600,000	1,716,976
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health)
Series A
Pre-Refunded 6.00% 1/1/21-13	510,000	534,592
Unrefunded 6.00% 1/1/21-13	490,000	513,628
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,071,270
5.50% 2/15/23-14	1,000,000	1,074,900
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23-13 (AMBAC)	1,000,000	1,018,990
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,054,410
Lansing, Michigan Community College (College Building &
Site) 5.00% 5/1/21-13 (NATLE-RE)	1,325,000	1,367,480
Los Angeles, California Unified School District (Election
1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	2,995,401
Lunenburg County, Virginia Series B
5.25% 2/1/29-13 (NATL-RE)	715,000	737,344
Miami-Dade County, Florida Educational Facilities Authority
Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,683,374

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Michigan State Higher Education Facilities Authority
Revenue Limited Obligation (Kalamazoo College
Project) 5.50% 12/1/19-12	$500,000	$506,665
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14-13	2,230,000	2,364,893
Middlesex County, New Jersey Improvement Authority
Revenue (County-Guaranteed Open Space Trust
Foundation) 5.25% 9/15/20-13	1,000,000	1,052,460
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	750,000	758,573
Minnesota State 5.00% 6/1/14	755,000	817,069
New Jersey Economic Development Authority Revenue
(Continental Airlines, Inc. Project) 6.625% 9/15/12 (AMT)	4,000,000	4,006,600
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project) Series C
6.50% 7/1/33-13	500,000	525,845
New York City, New York Municipal Water Finance
Authority Series B 5.00% 6/15/21-14 (AMBAC)	905,000	1,002,125
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,024,420
New York State Dormitory Authority (Brooklyn Law School)
Series A 5.50% 7/1/18-13 (RADIAN)	1,000,000	1,043,110
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	1,000,000	1,056,440
• Ohio State Higher Educational Facility Revenue Adjustable
Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,035,860
Ohio State University General Receipts (Ohio State
University) Series B
(Pre-refunded) 5.25% 6/1/21-13	820,000	851,152
(Refunded) 5.25% 6/1/21-13	180,000	186,815
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,093,160
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22-13	3,470,000	3,616,572
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,186,320
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	70,000	75,852

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of California Revenue
General 2012 Series A 5.125% 5/15/20-13 (AMBAC)	$35,000	$36,217
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	41,368
University of Virginia Revenue Series B
5.00% 6/1/20-13	1,045,000	1,082,181
5.00% 6/1/21-13	1,045,000	1,082,181
		42,326,304
Resource Recovery Revenue Bond – 0.09%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver
Project) Series G 5.125% 12/1/15 (AMT)	800,000	814,496
		814,496
Special Tax Revenue Bonds – 13.93%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,000,000	1,010,820
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,591,365
California State Economic Recovery Series A
5.25% 7/1/14	775,000	844,556
5.25% 7/1/21	2,740,000	3,336,334
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,465,680
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,840,044
5.25% 1/1/23	5,375,000	6,145,936
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,943,620
5.625% 12/1/29	1,125,000	1,264,961
Louisiana State Citizens Property Insurance
Corporation Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,644,448
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,717,657
@ Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,501,605

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority Revenue
5.00% 6/15/20	$210,000	$243,012
5.00% 6/15/21	5,425,000	6,287,521
5.00% 6/15/22	1,750,000	2,032,660
5.00% 6/15/23	1,250,000	1,437,975
5.00% 6/15/26	4,100,000	4,601,102
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	10,910,000	12,989,009
New York City, New York Transitional Finance Authority
Future Tax Secured Subseries A-1 5.00% 11/1/20	2,860,000	3,587,412
New York State Local Government Assistance Corporation
Refunding Subordinate Lien Series A
5.00% 4/1/17	8,615,000	10,293,718
5.00% 4/1/20	3,360,000	4,208,131
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,935,521
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 6.125% 8/1/29	2,430,000	2,589,821
Series C 5.00% 8/1/22	2,090,000	2,537,469
Series C 6.50% 8/1/35	6,500,000	7,850,440
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,310
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	251,428
Series B 5.375% 11/1/23	1,000,000	1,005,910
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,885,692
Washington State Motor Vehicle Fuel Tax Series B
5.00% 7/1/16	4,250,000	4,967,273
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation - Sales Tax Subordinate Lien)
6.70% 6/1/21	4,970,000	3,372,543
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	555,000	588,572
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,684,060
		121,656,605

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 16.78%
California State 5.25% 11/1/17	$215,000	$226,872
California State Refunding
5.00% 2/1/20	4,250,000	5,146,878
5.00% 2/1/31	1,390,000	1,576,886
California State Various Purpose
5.00% 10/1/18	5,000,000	6,041,900
5.25% 9/1/28	7,750,000	9,073,080
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,817,732
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,393,200
Georgia State
Series A 5.00% 7/1/22	7,380,000	9,572,745
Series B 5.00% 7/1/17	4,810,000	5,806,488
Illinois State Refunding Series B 5.00% 1/1/13	2,000,000	2,030,780
Maryland State & Local Facilities
Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,399,600
Second Series 5.00% 8/1/17	1,500,000	1,755,675
Series B 5.00% 3/1/18	1,930,000	2,362,281
Massachusetts State Consolidated Loan Series C
5.50% 11/1/15	4,090,000	4,736,997
Minnesota State 5.00% 6/1/14	145,000	156,934
Minnesota State Various Purpose Series A
5.00% 8/1/19	7,020,000	8,797,604
5.00% 8/1/20	3,495,000	4,433,827
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,869,373
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,050,000	2,287,595
5.00% 6/15/29	1,200,000	1,330,716
New York State Series A 5.00% 2/15/28	5,000,000	6,017,050
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,339,020
North Carolina State Refunding
Series A 5.00% 3/1/16	3,000,000	3,473,700
Series A 5.00% 3/1/17	3,000,000	3,585,780
Series B 5.00% 4/1/15	4,000,000	4,478,440
Ohio State Series D 5.00% 9/15/14	3,500,000	3,829,140
Oregon State Series L 5.00% 5/1/26	8,000,000	9,802,319
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,877,369

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	$4,765,000	$4,856,202
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,357,714
5.25% 7/1/23	1,125,000	1,180,373
5.50% 7/1/39	5,000,000	5,209,700
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,381,160
Series D 5.00% 6/1/19	5,715,000	7,147,122
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,168,770
		146,521,022
Transportation Revenue Bonds – 14.75%
Broward County, Florida Airport System Revenue Series O
5.375% 10/1/29	2,000,000	2,301,720
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	838,740
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A 5.00% 1/1/25 (AGM)	3,725,000	4,123,389
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,048,860
Series C 5.25% 1/1/28	2,150,000	2,451,796
Cleveland, Ohio Airport System Revenue Series A
5.00% 1/1/28	1,750,000	1,964,060
Dallas-Fort Worth, Texas International Airport
Revenue Series A
5.00% 11/1/22	680,000	772,874
5.00% 11/1/23	750,000	852,435
5.00% 11/1/24	400,000	454,632
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,578,870
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,831,620
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,176,640
5.00% 7/1/26	3,000,000	3,510,660
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,263,810
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,726,494

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Memphis-Shelby County, Tennessee Airport Authority
Revenue Series D 5.00% 7/1/24	$4,110,000	$4,804,343
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,670,038
Series A 5.00% 11/15/18	2,500,000	3,008,850
Series C 5.00% 11/15/32	4,500,000	5,198,175
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (FGIC) (NATL-RE) (AMT)	1,000,000	1,036,180
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,625,050
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,297,736
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,705,447
•Series E-3 5.75% 1/1/38	3,750,000	4,319,775
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,192,720
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,341,733
Phoenix, Arizona Civic Improvement Revenue (Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,653,050
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	9,098,210
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,663,175
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,291,205
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,473,040
Series D 5.00% 5/1/25	2,000,000	2,374,000
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,426,531
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,610,710
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,720,293
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	2,000,458

Statements of net assets
Delaware Tax Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	$1,720,000	$2,074,905
Series A 5.00% 1/1/23	4,000,000	4,984,160
•Series B-3 5.00% 11/15/38	1,800,000	2,043,864
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,322,400
		128,832,648
Water & Sewer Revenue Bonds – 5.33%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A
5.00% 10/1/20	1,500,000	1,893,285
5.00% 10/1/21	2,430,000	2,901,639
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,649,786
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,545,400
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,718,470
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,544,108
New York City, New York Municipal Water Finance
Authority Water & Sewer System
Series B 5.00% 6/15/21 (AMBAC)	1,180,000	1,301,800
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,673,299
Series D 5.00% 9/15/23	3,360,000	3,975,082
Series K 5.50% 6/15/15	3,500,000	4,004,945
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,885,600
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,907,380
Series D 5.00% 11/1/16	3,000,000	3,542,070
		46,542,864
Total Municipal Bonds (cost $795,409,262)		864,897,239

	Principal amount	Value
Short-Term Investments – 0.34%
¤Variable Rate Demand Notes – 0.34%
California State Infrastructure & Economic Development
Bank Revenue (Los Angeles Museum) Series A
0.15% 9/1/37 (LOC – Wells Fargo Bank)	$495,000	$495,000
Montgomery County, Pennsylvania Series A
0.18% 8/15/24 (SPA – PNC Bank)	2,500,000	2,500,000
Total Short-Term Investments (cost $2,995,000)		2,995,000

Total Value of Securities – 99.36%
(cost $798,404,262)		867,892,239
Receivables and Other Assets
Net of Liabilities – 0.64%		5,633,072
Net Assets Applicable to 70,148,586
Shares Outstanding – 100.00%		$873,525,311

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($464,539,829 / 37,440,595 Shares)		$ 12.41
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($65,316 / 5,270 Shares)		$ 12.39
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($75,886,724 / 6,119,523 Shares)		$ 12.40
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($333,033,442 / 26,583,198 Shares)		$ 12.53

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$811,637,025
Undistributed net investment income		16,235
Accumulated net realized loss on investments		(7,615,926)
Net unrealized appreciation of investments		69,487,977
Total net assets		$873,525,311

Statements of net assets
Delaware Tax Free USA Intermediate Fund

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $2,758,943, which represented 0.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.41
Sales charge (2.75% of offering price) (B)	0.35
Offering price	$12.76

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware National High-Yield Municipal Bond Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 97.06%
Corporate Revenue Bonds – 21.62%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	$2,000,000	$1,983,240
6.875% 5/1/30	300,000	327,915
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	3,500,000	2,842,560
6.50% 6/1/47	8,405,000	7,481,375
Butler County, Pennsylvania Industrial Development
Authority Refunding Revenue (AK Steel Holding)
Series A 6.25% 6/1/20 (AMT)	1,275,000	1,315,086
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,159,900
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,898,560
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,003,400
Cloquet, Minnesota Pollution Control Revenue (Potlatch
Corp. Project) 5.90% 10/1/26	1,605,000	1,609,462
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,110,540
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,664,322
Delaware State Economic Development Authority Revenue
Exempt Facilities (Indian River Power) 5.375% 10/1/45	1,600,000	1,747,152
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Refunding
5.00% 6/1/45 (AMBAC)	1,000,000	1,020,900
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	10,510,000	8,950,630
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,233,480
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	1,455,000	1,708,461
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	975,401

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Iowa State Finance Authority Midwestern Disaster Area
Revenue (Alcoa Inc. Project) 4.75% 8/1/42	$3,000,000	$3,017,820
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,495,210
Love Field Airport Modernization Corporation, Texas Special
Facilities Revenue (Southwest Airlines Co. Project)
5.25% 11/1/40	2,000,000	2,156,700
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,661,580
Michigan Tobacco Settlement Financing Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	461,544
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	1,900,000	1,905,472
M-S-R Energy Authority, California Gas Revenue
Series B 6.125% 11/1/29	1,500,000	1,785,495
Series C 6.50% 11/1/39	2,185,000	2,808,031
New Jersey Economic Development Authority Special Facility
Revenue (Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,086,280
5.75% 9/15/27 (AMT)	2,000,000	2,006,000
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	210,320
•7.75% 8/1/31 (AMT)	1,000,000	1,051,660
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	971,040
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	2,000,000	2,332,840
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,122,830
Class 3 6.375% 7/15/49	2,500,000	2,873,125
Ohio County, Kentucky Pollution Control Revenue
(Big Rivers Electric Corp. Project)
Series A 6.00% 7/15/31	1,250,000	1,443,350
Ohio State Air Quality Development Authority Revenue
(AK Steel Holding) 6.75% 6/1/24 (AMT)	1,000,000	1,035,830

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$1,175,000	$1,406,992
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	504,750
Rockport, Indiana Revenue (AK Steel Holding)
7.00% 6/1/28 (AMT)	1,210,000	1,265,890
• St. Charles Parish, Louisiana Revenue
(Valero Energy Corp. Project) 4.00% 12/1/40	1,635,000	1,760,078
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	1,900,000	2,015,729
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,063,610
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B 5.25% 3/1/31	4,000,000	4,521,920
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	5,500,000	4,586,945
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	1,018,810
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	340,000	250,498
		91,852,733
Education Revenue Bonds – 17.61%
Allegheny County, Pennsylvania Higher Education Building
Authority Revenue (Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,233,850
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,121,600
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,344,338
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,177,340
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,266,550
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,758,525

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	$915,000	$1,009,977
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	1,000,000	1,207,330
Series A 5.50% 11/1/38	1,000,000	1,039,500
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,030,660
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	1,014,610
Subordinate Series B 6.00% 10/1/35	1,500,000	1,547,475
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,099,010
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,169,730
Delaware County, Pennsylvania Industrial Development
Authority Revenue Charter School Revenue
(Chester Community Charter School)
Series A 6.125% 8/15/40	805,000	714,566
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,000,000	1,829,460
Idaho Housing & Financing Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,111,440
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,126,560
Illinois Finance Authority Revenue (Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,035,900
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,183,630
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,093,700

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Iowa Higher Education Loan Authority Revenue
(Private College Facilities)
5.00% 10/1/38	$2,000,000	$2,057,280
6.00% 9/1/39	2,145,000	2,377,860
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	1,500,000	1,591,485
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,409,802
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,239,418
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,057,840
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,977
Massachusetts Health & Educational Facilities Authority
Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,082,090
Massachusetts State Development Finance Agency
Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,924,223
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	934,767
(University Learning) 7.50% 11/1/40	1,000,000	1,153,010
(Voyageur) 8.00% 7/15/41	1,250,000	1,314,575
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,022,077
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,045,030
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	495,860
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,664,625

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(Rider University) Series A 5.00% 7/1/37	$800,000	$869,232
(University of Medicine & Dentistry) Series B
7.50% 12/1/32	1,000,000	1,255,310
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue Series 1B
5.75% 12/1/39 (AMT)	1,250,000	1,288,050
North Carolina Capital Facilities Finance Agency
(High Point University) 5.00% 5/1/32	1,500,000	1,608,300
North Texas Education Finance Revenue (Uplift Education)
Series A 5.25% 12/1/47	2,100,000	2,229,864
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A
5.45% 10/1/32	1,000,000	1,003,280
#(Concordia University Project) Series A 144A
6.125% 9/1/30	1,000,000	1,085,780
6.375% 9/1/40	500,000	547,635
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,454,102
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,098,710
•(Foundation Indiana University) Series A
0.959% 7/1/39 (SGI)	2,400,000	1,495,776
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	486,072
6.25% 4/1/37	500,000	549,900
(First Philadelphia Charter Project) Series A
5.75% 8/15/32	745,000	755,214
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,079,310
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,020
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,434,180
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,157,520

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	$1,005,000	$1,079,300
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	873,100
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,320,459
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,393,290
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	1,000,000	1,104,470
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational
Excellence) 6.25% 10/15/40	595,000	622,287
		74,834,831
Electric Revenue Bonds – 1.63%
Indiana Finance Authority Revenue (Ohio Valley Electric
Corp. Project) Series A 5.00% 6/1/39	4,000,000	4,169,000
Long Island, New York Power Authority Series A
5.00% 9/1/42	2,000,000	2,228,960
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	500,000	511,870
		6,909,830
Healthcare Revenue Bonds – 23.62%
Abag, California Finance Authority for Nonprofit
Corporations Refunding (Episcopal Senior Communities)
6.125% 7/1/41	1,650,000	1,872,503
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,187,540
Series A 8.00% 10/1/46	1,500,000	1,768,560
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,030,580
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	1,113,940

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue (Health First Inc. Project)
7.00% 4/1/39	$1,000,000	$1,239,680
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,077,651
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,076,560
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	570,400
(Kaiser Permanente) Series A 5.00% 4/1/42	1,625,000	1,775,573
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	1,001,140
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	2,051,252
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,026,160
6.375% 1/1/39	1,000,000	1,109,810
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
5.00% 6/1/42	2,305,000	2,463,515
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,195,512
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,362,225
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,206,430
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,051,150
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,765,770
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,305,330
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,197,680

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	$1,000,000	$1,012,840
Indiana Finance Authority Hospital Revenue
(King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	1,044,470
Indiana Finance Authority Revenue (Marquette Project)
5.00% 3/1/39	1,400,000	1,430,268
Kentucky Economic Development Finance Authority Hospital
Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,191,920
Kentwood, Michigan Economic Development Corporation
Revenue (Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	1,290,463
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,920,258
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	780,861
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	1,014,880
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,041,294
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,091,110
Lucas County, Ohio Refunding & Improvement
(Luthern Homes) Series A 7.00% 11/1/45	3,000,000	3,376,559
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,990,343
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,091,560
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,500,000	1,626,135
Missouri State Health & Educational Facilities Authority
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,122,330
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	2,500,000	2,542,300

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	$1,380,000	$1,556,516
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	995,484
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,088,719
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,302,161
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	2,500,000	2,721,650
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,639,305
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,022,980
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,100,000	1,288,881
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,000,000	2,085,880
5.625% 7/1/42	1,000,000	1,051,980
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.)
6.00% 5/15/42	1,250,000	1,343,100
6.00% 5/15/47	1,500,000	1,611,720
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	2,475,000	3,006,383
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	1,020,536
Southeastern Ohio Port Authority Revenue
(Memorial Health System) 6.00% 12/1/42	3,000,000	3,181,200
St. Johns County, Florida Industrial Development Authority
Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	1,099,420
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	562,165

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	$2,000,000	$2,113,540
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	638,239
Tempe, Arizona Industrial Development Authority
Revenue Refunding (Friendship Village)
Series A 6.25% 12/1/46	500,000	540,595
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,175,420
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,150,842
Washington State Health Care Facilities Authority Revenue
(Kadlec Regional Medical Center) 5.00% 12/1/42	3,000,000	3,058,770
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,463,200
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	270,000	278,613
5.75% 11/1/39	600,000	625,716
6.00% 5/1/47	920,000	968,778
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,701,519
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster-
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,021,130
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,041,440
		100,372,434
Housing Revenue Bonds – 1.14%
California Municipal Finance Authority Mobile Home Park
Revenue (Senior - Caritas Projects) Series A
5.50% 8/15/47	1,500,000	1,578,660
6.40% 8/15/45	1,820,000	1,992,754
Independent Cities, California Finance Authority Revenue
(Sahar Mobile Home Park) Series A 5.00% 6/15/47	1,250,000	1,265,838
		4,837,252

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 9.95%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project) Series A
6.625% 1/1/32	$500,000	$515,405
6.875% 1/1/42	1,500,000	1,545,705
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	1,098,670
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	980,000	997,483
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	550,000	554,598
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	2,235,000	2,440,352
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,500,000	1,520,130
Hudson, New York Yards Infrastructure Corporation Revenue
Series A 5.75% 2/15/47	2,500,000	2,937,575
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	747,367
New Jersey Economic Development Authority Revenue
(UMM Energy Partners) Series A
4.75% 6/15/32 (AMT)	1,000,000	999,930
5.00% 6/15/37 (AMT)	560,000	565,835
5.125% 6/15/43 (AMT)	500,000	508,625
New York City, New York Industrial Development
Agency Revenue (Airis JFK I, LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	907,615
(Pilot - Queens Baseball Stadium) 5.00% 1/1/46 (AMBAC)	1,000,000	1,015,100
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project)
5.75% 11/15/51	7,485,000	8,874,666
Class 1 5.00% 9/15/40	1,120,000	1,276,184
Class 2 5.00% 9/15/43	2,015,000	2,207,775
Class 3 5.00% 3/15/44	1,400,000	1,508,360
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,161,334

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	$650,000	$659,087
Public Finance Authority, Wisconsin Airport Facilities
Revenue (Senior Obligation Group)
5.00% 7/1/42 (AMT)	2,000,000	2,010,680
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	5,000,000	5,086,100
Puerto Rico Public Finance Corporation Revenue
(Commonwealth Appropriation) Series B
5.50% 8/1/31	1,880,000	1,994,774
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,125,900
		42,259,250
§Pre-Refunded Bond – 0.25%
New Jersey State Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34-14	965,000	1,058,923
		1,058,923
Resource Recovery Revenue Bond – 0.25%
Mission Economic Development, Dallas, Texas Clean Energy
Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,074,050
		1,074,050
Special Tax Revenue Bonds – 8.65%
Anne Arundel County, Maryland Special Obligation
Revenue (National Business Park - North Project)
6.10% 7/1/40	1,725,000	1,869,469
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	1,024,100
Bonita Canyon, California Public Facilities Financing
Authority (Community Facilities District #98-1)
5.00% 9/1/28	700,000	723,702
Brooklyn Arena Local Development Corporation,
New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	4,000,000	4,652,680
6.50% 7/15/30	1,175,000	1,408,155
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	3,000,000	3,056,670

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Dutchess County, New York Local Development Corporation
	Revenue (Anderson Center Services Inc. Project)
	6.00% 10/1/30	$2,000,000	$2,114,540
@	Farms New Kent, Virginia Community Development
	Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	600,490
	Henderson, Nevada Local Improvement Districts #T-18
	5.30% 9/1/35	650,000	360,822
	Lancaster, California Redevelopment Agency Tax Allocation
	Revenue (Combined Redevelopment Project Areas)
	6.875% 8/1/39	500,000	569,380
	Mosaic, Virginia District Community Development Authority
	Revenue Series A 6.875% 3/1/36	1,500,000	1,677,405
	Nampa Development Corporation, Idaho Revenue
	5.90% 3/1/30	2,000,000	2,158,740
	New York City, New York Industrial Development Agency
	(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,032,140
	(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,227,800
	(YMCA of Greater New York Project) 5.00% 8/1/36	3,000,000	3,144,810
	Norco, California Redevelopment Agency Tax Allocation
	(Area #1 Project) 6.00% 3/1/36	1,000,000	1,100,270
	Puerto Rico Sales Tax Financing Corporation Tax Revenue
	Ω(Capital Appreciation) Series A 6.75% 8/1/32	730,000	755,988
	Series A 5.75% 8/1/37	800,000	893,304
	Series C 5.00% 8/1/40	1,250,000	1,355,125
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,372
	Roseville Westpark, California Community Facilities
	District #1 (Special Tax Public Facilities) 5.25% 9/1/37	600,000	601,284
	San Mateo, California Special Tax Revenue (Community
	Facilities District #2008-1-Bay Meadows) 6.00% 9/1/42	705,000	767,477
@	St. Joseph, Missouri Industrial Development
	Authority Tax Increment Revenue
	(Shoppes at North Village Project) Series A
	5.375% 11/1/24	1,000,000	1,004,280
	5.50% 11/1/27	500,000	501,375
	St. Louis, Missouri Industrial Development Authority Tax
	Increment Revenue Improvement (Grand Center
	Redevelopment Project) 6.375% 12/1/25	1,200,000	1,285,644

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	$925,000	$962,740
^ Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation - Sales
Tax Subordinate Lien) 6.07% 6/1/21	1,040,000	705,723
		36,754,485
State General Obligation Bonds – 5.28%
Pennsylvania Commonwealth First Series 5.00% 6/1/22	3,000,000	3,813,660
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/41	5,900,000	5,877,285
5.50% 7/1/39	2,000,000	2,083,880
5.75% 7/1/41	2,000,000	2,139,060
State of Connecticut Series C 5.00% 6/1/22	3,000,000	3,810,000
State of Georgia Series A 5.00% 7/1/26	1,750,000	2,211,143
State of New York Series A 5.25% 2/15/24	2,000,000	2,522,660
		22,457,688
Transportation Revenue Bonds – 6.61%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,203,608
Subordinate Lien 6.75% 1/1/41	1,000,000	1,152,590
Delaware Transportation Authority Revenue Senior
5.00% 7/1/22	2,000,000	2,559,860
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,135,450
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	1,000,000	1,093,600
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,289,495
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,157,630
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,149,880
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,289,906

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	$7,000,000	$8,563,309
7.50% 6/30/33	500,000	635,960
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,877,922
		28,109,210
Water & Sewer Revenue Bond – 0.45%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Senior Lien Series A 6.00% 7/1/47	1,730,000	1,894,627
		1,894,627
Total Municipal Bonds (cost $380,281,213)		412,415,313

Short-Term Investments – 2.12%
¤Variable Rate Demand Notes – 2.12%
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-5 0.19% 10/1/38
(LOC – JPMorgan Chase Bank)	2,000,000	2,000,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.18% 11/15/35
(LOC – JPMorgan Chase Bank)	2,500,000	2,500,000
Mississippi State Business Commission Gulf Opportunity
Revenue (Chevron USA) Series D 0.17% 11/1/35	1,500,000	1,500,000
Montgomery County, Pennsylvania
Series A 0.18% 8/15/24 (SPA – PNC Bank)	2,000,000	2,000,000
St. Paul, Minnesota Port Authority Revenue
(Minnesota Public Radio Project)
Series 7 0.20% 5/1/25 (LOC – JPMorgan Chase Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $9,000,000)		9,000,000

Total Value of Securities – 99.18%
(cost $389,281,213)		421,415,313
Receivables and Other Assets
Net of Liabilities – 0.82%		3,483,583
Net Assets Applicable to 39,389,182
Shares Outstanding – 100.00%		$424,898,896

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($228,828,847 / 21,285,500 Shares)	$10.75
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($775,574 / 72,012 Shares)	$10.77
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($69,633,683 / 6,450,421 Shares)	$10.80
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($125,660,792 / 11,581,249 Shares)	$10.85

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization - no par)	$396,208,945
Undistributed net investment income	26,897
Accumulated net realized loss on investments	(3,471,046)
Net unrealized appreciation of investments	32,134,100
Total net assets	$424,898,896

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $2,574,122, which represented 0.61% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2012, the aggregate value of Rule 144A securities was $1,633,415, which represented 0.38% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
SGI — Insured by Syncora Guarantee Inc.
SPA — Stand-by Purchase Agreement

Net Asset Value and Offering Price Per Share –
Delaware National High Yield Municipal Bond Fund
Net asset value Class A (A)	$10.75
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.26

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2012

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$31,509,256	$31,303,026	$16,974,225

Expenses:
Management fees	3,456,436	4,114,753	1,644,908
Distribution expenses – Class A	1,449,286	1,374,991	418,943
Distribution expenses – Class B	21,360	1,435	7,604
Distribution expenses – Class C	333,253	680,855	525,617
Dividend disbursing and transfer
agent fees and expenses	453,767	807,713	243,344
Accounting and administration expenses	251,259	329,056	117,099
Registration fees	65,809	76,762	86,080
Legal fees	58,577	83,027	24,564
Reports and statements to shareholders	48,224	66,830	26,483
Trustees’ fees	30,999	40,420	14,030
Audit and tax	28,912	36,874	20,720
Pricing fees	16,162	24,505	19,700
Custodian fees	12,839	16,300	5,984
Insurance fees	11,032	13,967	4,332
Due and services	9,792	10,320	6,871
Consulting fees	5,764	7,511	2,833
Trustees’ expenses	1,886	2,405	751
	6,255,357	7,687,724	3,169,863
Less expenses absorbed or waived	(858,522)	(589,689)	(426,689)
Less waived distribution expenses – Class A	—	(687,496)	—
Less expenses paid indirectly	(337)	(411)	(116)
Total operating expenses	5,396,498	6,410,128	2,743,058
Net Investment Income	26,112,758	24,892,898	14,231,167

Net Realized and Unrealized Gain:
Net realized gain on investments	12,593,089	8,549,846	119,419
Net change in unrealized appreciation
(depreciation) of investments	39,892,342	29,502,702	32,901,643
Net Realized and Unrealized Gain	52,485,431	38,052,548	33,021,062

Net Increase in Net Assets
Resulting from Operations	$78,598,189	$62,945,446	$47,252,229

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,112,758	$27,971,525
Net realized gain (loss)	12,593,089	(2,115,254)
Net change in unrealized appreciation (depreciation)	39,892,342	(14,131,063)
Net increase in net assets resulting from operations	78,598,189	11,725,208

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(24,318,829)	(26,383,867)
Class B	(71,571)	(137,957)
Class C	(1,113,082)	(1,092,256)
Institutional Class	(547,276)	(357,445)
	(26,050,758)	(27,971,525)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,908,312	136,032,754
Class B	29,617	120,830
Class C	6,942,209	6,817,145
Institutional Class	13,146,308	9,076,630

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,911,049	13,699,555
Class B	48,104	77,774
Class C	837,082	798,168
Institutional Class	353,695	213,566
	60,176,376	166,836,422

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(72,229,853)	$(127,465,062)
Class B	(1,107,287)	(2,707,795)
Class C	(4,210,929)	(6,487,428)
Institutional Class	(5,557,588)	(7,518,826)
	(83,105,657)	(144,179,111)
Increase (decrease) in net assets derived from
capital share transactions	(22,929,281)	22,657,311
Net Increase in Net Assets	29,618,150	6,410,994

Net Assets:
Beginning of year	631,651,120	625,240,126
End of year	$661,269,270	$631,651,120

Undistributed net investment income	$128,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,892,898	$24,117,514
Net realized gain (loss)	8,549,846	(10,466,464)
Net change in unrealized appreciation (depreciation)	29,502,702	(6,086,618)
Net increase in net assets resulting from operations	62,945,446	7,564,432

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,653,725)	(14,784,211)
Class B	(3,093)	(8,235)
Class C	(1,448,064)	(1,515,940)
Institutional Class	(9,787,989)	(7,809,145)
	(24,892,871)	(24,117,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	110,940,228	140,084,853
Class B	2,352	20,903
Class C	21,316,081	14,263,200
Institutional Class	121,081,688	174,138,184

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	10,732,723	10,808,489
Class B	2,048	4,659
Class C	1,183,202	1,166,302
Institutional Class	5,274,687	3,678,088
	270,533,009	344,164,678

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(122,640,858)	$(175,715,728)
Class B	(194,373)	(273,313)
Class C	(10,083,689)	(18,651,985)
Institutional Class	(88,824,807)	(85,170,855)
	(221,743,727)	(279,811,881)
Increase in net assets derived from
capital share transactions	48,789,282	64,352,797
Net Increase in Net Assets	86,841,857	47,799,698

Net Assets:
Beginning of year	786,683,454	738,883,756
End of year	$873,525,311	$786,683,454

Undistributed net investment income	$16,235	$16,208

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,231,167	$10,417,217
Net realized gain (loss)	119,419	(2,617,378)
Net change in unrealized appreciation (depreciation)	32,901,643	(7,570,920)
Net increase in net assets resulting from operations	47,252,229	228,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,090,016)	(6,771,903)
Class B	(31,314)	(38,072)
Class C	(2,143,223)	(1,767,391)
Institutional Class	(3,879,322)	(1,748,678)
	(14,143,875)	(10,326,044)

Capital Share Transactions:
Proceeds from shares sold:
Class A	98,235,878	69,006,067
Class B	24,627	721
Class C	28,063,476	20,108,287
Institutional Class	94,846,876	52,126,539

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,404,305	4,714,720
Class B	19,983	21,607
Class C	1,761,167	1,323,516
Institutional Class	1,594,690	873,530
	230,951,002	148,174,987

72

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(35,115,726)	$(65,639,157)
Class B	(121,264)	(317,507)
Class C	(10,532,464)	(11,190,907)
Institutional Class	(23,649,060)	(24,642,477)
	(69,418,514)	(101,790,048)
Increase in net assets derived from
capital share transactions	161,532,488	46,384,939
Net Increase in Net Assets	194,640,842	36,287,814

Net Assets:
Beginning of year	230,258,054	193,970,240
End of year	$424,898,896	$230,258,054

Undistributed (distributions in excess of)
net investment income	$26,897	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

73

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.300	$11.630	$10.890	$10.970	$11.230

0.484	0.503	0.522	0.479	0.462
0.959	(0.330)	0.740	(0.081)	(0.260)
1.443	0.173	1.262	0.398	0.202

(0.483)	(0.503)	(0.522)	(0.478)	(0.462)
(0.483)	(0.503)	(0.522)	(0.478)	(0.462)

$12.260	$11.300	$11.630	$10.890	$10.970

13.01%	1.65%	11.85%	3.91%	1.82%

$604,415	$589,175	$581,931	$536,420	$510,822
0.80%	0.80%	0.80%	0.84%	0.85%

0.93%	0.94%	0.95%	0.97%	0.94%
4.11%	4.52%	4.64%	4.60%	4.13%

3.98%	4.38%	4.49%	4.47%	4.04%
52%	49%	32%	66%	28%

75

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.290	$11.620	$10.880	$10.960	$11.230

0.395	0.418	0.437	0.399	0.378
0.969	(0.330)	0.740	(0.080)	(0.270)
1.364	0.088	1.177	0.319	0.108

(0.394)	(0.418)	(0.437)	(0.399)	(0.378)
(0.394)	(0.418)	(0.437)	(0.399)	(0.378)

$12.260	$11.290	$11.620	$10.880	$10.960

12.27%	0.89%	11.01%	3.13%	0.96%

$1,827	$2,682	$5,373	$8,168	$11,812
1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.70%	1.71%	1.73%	1.70%
3.35%	3.76%	3.88%	3.84%	3.37%

3.22%	3.62%	3.73%	3.71%	3.28%
52%	49%	32%	66%	28%

77

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.300	$11.630	$10.890	$10.970	$11.230

0.395	0.419	0.437	0.399	0.377
0.969	(0.330)	0.740	(0.080)	(0.260)
1.364	0.089	1.177	0.319	0.117

(0.394)	(0.419)	(0.437)	(0.399)	(0.377)
(0.394)	(0.419)	(0.437)	(0.399)	(0.377)

$12.270	$11.300	$11.630	$10.890	$10.970

12.26%	0.88%	11.00%	3.13%	0.96%

$36,840	$30,552	$30,302	$20,542	$16,641
1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.70%	1.71%	1.73%	1.70%
3.35%	3.76%	3.88%	3.84%	3.37%

3.22%	3.62%	3.73%	3.71%	3.28%
52%	49%	32%	66%	28%

79

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

80

			12/31/08[1]
Year Ended			to
8/31/12	8/31/11	8/31/10	8/31/09
$11.380	$11.720	$10.890	$10.020

0.517	0.534	0.549	0.322
0.979	(0.340)	0.830	0.870
1.496	0.194	1.379	1.192

(0.516)	(0.534)	(0.549)	(0.322)
(0.516)	(0.534)	(0.549)	(0.322)

$12.360	$11.380	$11.720	$10.890

13.41%	1.83%	12.84%	12.15%

$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.60%

0.69%	0.70%	0.71%	0.73%
4.35%	4.76%	4.88%	4.84%

4.22%	4.62%	4.73%	4.71%
52%	49%	32%	66% [3]

81

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.850	$12.110	$11.460	$11.250	$11.210

0.362	0.381	0.423	0.388	0.383
0.560	(0.260)	0.650	0.210	0.041
0.922	0.121	1.073	0.598	0.424

(0.362)	(0.381)	(0.423)	(0.388)	(0.384)
(0.362)	(0.381)	(0.423)	(0.388)	(0.384)

$12.410	$11.850	$12.110	$11.460	$11.250

7.89%	1.10%	9.53%	5.49%	3.83%

$464,540	$444,780	$481,004	$459,782	$407,729
0.75%	0.75%	0.75%	0.75%	0.75%

0.97%	0.98%	1.00%	1.03%	1.03%
2.98%	3.27%	3.59%	3.51%	3.38%

2.76%	3.04%	3.34%	3.23%	3.10%
39%	43%	27%	47%	28%

83

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.840	$12.100	$11.450	$11.240	$11.200

0.259	0.282	0.324	0.294	0.287
0.550	(0.260)	0.650	0.210	0.041
0.809	0.022	0.974	0.504	0.328

(0.259)	(0.282)	(0.324)	(0.294)	(0.288)
(0.259)	(0.282)	(0.324)	(0.294)	(0.288)

$12.390	$11.840	$12.100	$11.450	$11.240

6.90%	0.25%	8.62%	4.61%	2.95%

$65	$249	$511	$861	$1,272
1.60%	1.60%	1.60%	1.60%	1.60%

1.67%	1.68%	1.70%	1.73%	1.73%
2.13%	2.42%	2.74%	2.66%	2.53%

2.06%	2.34%	2.64%	2.53%	2.40%
39%	43%	27%	47%	28%

85

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.850	$12.110	$11.450	$11.240	$11.200

0.258	0.282	0.323	0.294	0.287
0.550	(0.260)	0.660	0.210	0.041
0.808	0.022	0.983	0.504	0.328

(0.258)	(0.282)	(0.323)	(0.294)	(0.288)
(0.258)	(0.282)	(0.323)	(0.294)	(0.288)

$12.400	$11.850	$12.110	$11.450	$11.240

6.89%	0.25%	8.70%	4.60%	2.95%

$75,887	$60,398	$65,343	$40,232	$24,880
1.60%	1.60%	1.60%	1.60%	1.60%

1.67%	1.68%	1.70%	1.73%	1.73%
2.13%	2.42%	2.74%	2.66%	2.53%

2.06%	2.34%	2.64%	2.53%	2.40%
39%	43%	27%	47%	28%

87

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

88

			12/31/08[1]
Year Ended			to
8/31/12	8/31/11	8/31/10	8/31/09
$11.970	$12.230	$11.460	$10.800

0.384	0.402	0.424	0.269
0.560	(0.260)	0.770	0.660
0.944	0.142	1.194	0.929

(0.384)	(0.402)	(0.424)	(0.269)
(0.384)	(0.402)	(0.424)	(0.269)

$12.530	$11.970	$12.230	$11.460

8.00%	1.28%	10.62%	8.68%

$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%

0.67%	0.68%	0.70%	0.73%
3.13%	3.42%	3.74%	3.65%

3.06%	3.34%	3.64%	3.52%
39%	43%	27%	47% [3]

89

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

90

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$9.620	$10.090	$8.920	$9.510	$10.030

0.496	0.479	0.513	0.505	0.484
1.127	(0.474)	1.169	(0.595)	(0.520)
1.623	0.005	1.682	(0.090)	(0.036)

(0.493)	(0.475)	(0.512)	(0.500)	(0.484)
(0.493)	(0.475)	(0.512)	(0.500)	(0.484)

$10.750	$9.620	$10.090	$8.920	$9.510

17.28%	0.23%	19.29%	(0.38% )	(0.37% )

$228,829	$140,629	$139,628	$68,812	$67,762
0.85%	0.85%	0.85%	0.90%	0.90%

0.99%	1.01%	1.04%	1.08%	1.04%
4.83%	5.03%	5.24%	6.06%	4.94%

4.69%	4.87%	5.05%	5.88%	4.80%
34%	57%	37%	67%	24%

91

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

92

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$9.640	$10.110	$8.940	$9.530	$10.050

0.421	0.408	0.442	0.440	0.410
1.127	(0.474)	1.169	(0.592)	(0.520)
1.548	(0.066)	1.611	(0.152)	(0.110)

(0.418)	(0.404)	(0.441)	(0.438)	(0.410)
(0.418)	(0.404)	(0.441)	(0.438)	(0.410)

$10.770	$9.640	$10.110	$8.940	$9.530

16.39%	(0.51% )	18.37%	(1.11% )	(1.12% )

$775	$768	$1,118	$1,448	$3,135
1.60%	1.60%	1.60%	1.65%	1.65%

1.74%	1.76%	1.79%	1.83%	1.79%
4.08%	4.28%	4.49%	5.31%	4.19%

3.94%	4.12%	4.30%	5.13%	4.05%
34%	57%	37%	67%	24%

93

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$9.660	$10.130	$8.960	$9.550	$10.070

0.422	0.409	0.442	0.441	0.410
1.137	(0.474)	1.169	(0.592)	(0.520)
1.559	(0.065)	1.611	(0.151)	(0.110)

(0.419)	(0.405)	(0.441)	(0.439)	(0.410)
(0.419)	(0.405)	(0.441)	(0.439)	(0.410)

$10.800	$9.660	$10.130	$8.960	$9.550

16.47%	(0.51% )	18.33%	(1.11% )	(1.12% )

$69,634	$44,497	$36,384	$7,770	$6,998
1.60%	1.60%	1.60%	1.65%	1.65%

1.74%	1.76%	1.79%	1.83%	1.79%
4.08%	4.28%	4.49%	5.31%	4.19%

3.94%	4.12%	4.30%	5.13%	4.05%
34%	57%	37%	67%	24%

95

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

96

			12/31/08[1]
Year Ended			to
8/31/12	8/31/11	8/31/10	8/31/09
$9.710	$10.190	$8.930	$7.590

0.527	0.506	0.534	0.342
1.137	(0.484)	1.259	1.338
1.664	0.022	1.793	1.680

(0.524)	(0.502)	(0.533)	(0.340)
(0.524)	(0.502)	(0.533)	(0.340)

$10.850	$9.710	$10.190	$8.930

17.57%	0.41%	20.55%	22.55%

$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.65%

0.74%	0.76%	0.79%	0.85%
5.08%	5.28%	5.49%	6.41%

4.94%	5.12%	5.30%	6.21%
34%	57%	37%	67% [3]

97

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2012

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

98

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

99

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2012.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2012, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$337	$411	$116

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

100

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2012, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$31,549	$41,315	$14,699

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 28, 2012 in order to prevent distribution and service fees of Class A shares of 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

101

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At August 31, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$260,952	$296,798	$135,721
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	15,386	20,499	9,583
Distribution fees payable
to DDLP	157,201	123,492	104,311
Other expenses payable to
DMC and affiliates*	16,677	25,860	7,806

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$17,839	$23,294	$8,076

For the year ended August 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$49,400	$24,638	$114,724

102

For the year ended August 31, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$1,502	$42	$3,886
Class B	8	—	256
Class C	808	893	1,486

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2012, the Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$329,023,926	$388,387,914	$252,395,179
Sales	349,249,568	326,634,141	99,419,965

At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$588,095,457	$798,404,262	$389,096,901
Aggregate unrealized
appreciation	$70,742,152	$69,819,502	$33,883,725
Aggregate unrealized
depreciation	(1,897,242)	(331,525)	(1,565,313)
Net unrealized appreciation	$68,844,910	$69,487,977	$32,318,412

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

103

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
	Level 2	Level 2	Level 2
Municipal Bonds	$655,690,367	$864,897,239	$412,415,313
Short-Term investments	1,250,000	2,995,000	9,000,000
Total	$656,940,367	$867,892,239	$421,415,313

104

During the year ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2012 and 2011 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/12
Tax-exempt income	$25,997,997	$24,880,939	$14,095,674
Ordinary income	52,761	11,932	48,201
Total	$26,050,758	$24,892,871	$14,143,875

Year ended 8/31/11
Tax-exempt income	$27,613,447	$24,114,589	$10,263,369
Ordinary income	358,078	2,942	62,675
Total	$27,971,525	$24,117,531	$10,326,044

5. Components of Net Assets on a Tax Basis

As of August 31, 2012, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$589,080,107	$811,637,025	$396,208,945
Undistributed tax-exempt
income	767,431	648,621	461,447
Undistributed long-term
capital gains	3,215,358	—	—
Qualified late year
losses deferred	—	—	(39,718)
Distributions payable	(638,536)	(632,386)	(434,550)
Capital loss carryforward	—	(7,615,926)	(3,615,640)
Unrealized appreciation	68,844,910	69,487,977	32,318,412
Net assets	$661,269,270	$873,525,311	$424,898,896

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of distributions payable, and tax-treatment of market discount and premium on debt instruments.

105

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and expired capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2012, Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Accumulated net realized loss	$1,037,034
Undistributed net investment income	(56,292)
Paid-in capital	(980,742)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended August 31, 2012, $980,742 of capital loss carryforwards expired for Delaware National High-Yield Municipal Bond Fund. For the year ended August 31, 2012, Delaware Tax-Free USA Fund utilized $3,756,823 capital loss carryforwards.

Capital loss carryforwards remaining at August 31, 2012 will expire as follows:

	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Intermediate Fund	Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735
Total	$5,428,954	$730,436

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

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Losses incurred that will be carried forward under the Act are as follows:

	Loss Carryforward Character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$2,186,972	$—
Delaware National High-Yield Municipal Bond Fund	1,201,136	1,684,068

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	2,104,528	12,484,657	9,140,856	12,048,279	9,508,392	7,142,758
Class B	2,456	10,773	191	1,840	2,294	78
Class C	585,541	611,323	1,755,047	1,214,750	2,707,511	2,060,169
Institutional Class	1,099,549	812,097	9,890,039	14,735,456	9,184,149	5,438,319

Shares issued upon reinvestment of dividends and distributions:
Class A	1,178,162	1,230,916	883,131	927,646	626,870	496,359
Class B	4,091	6,978	170	399	1,959	2,268
Class C	70,840	71,693	97,422	100,157	171,868	139,022
Institutional Class	29,539	19,047	429,900	312,696	154,112	91,520
	5,074,706	15,247,484	22,196,756	29,341,223	22,357,155	15,370,493

Shares redeemed:
Class A	(6,149,790)	(11,598,972)	(10,105,267)	(15,161,183)	(3,469,808)	(6,856,305)
Class B	(94,985)	(242,438)	(16,124)	(23,446)	(11,969)	(33,245)
Class C	(356,850)	(584,014)	(830,827)	(1,613,958)	(1,035,620)	(1,183,041)
Institutional Class	(469,114)	(670,596)	(7,234,869)	(7,248,874)	(2,326,733)	(2,613,360)
	(7,070,739)	(13,096,020)	(18,187,087)	(24,047,461)	(6,844,130)	(10,685,951)
Net increase (decrease)	(1,996,033)	2,151,464	4,009,669	5,293,762	15,513,025	4,684,542

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Notes to financial statements
Delaware Investments® National Tax-Free Funds

6. Capital Shares (continued)

For the years ended August 31, 2012 and 2011, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

		Year Ended			Year Ended
		8/31/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	43,994	44,077	$511,259	118,554	118,448	$1,326,828
Delaware Tax-Free
USA Intermediate Fund	5,885	5,877	71,118	6,359	6,353	73,094
Delaware National High-Yield
Municipal Bond Fund	3,567	3,578	35,790	12,827	12,848	121,021

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of August 31, 2012 or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At August 31, 2012, 3.01% of Delaware Tax-Free USA Fund’s net assets, 6.39% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 2.04% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

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As of August 31, 2012, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 12.93% and 22.20%, respectively, of the Fund’s portfolio. As of August 31, 2012, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 10.99% and 14.11%, respectively, of the Fund’s portfolio. As of August 31, 2012, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 11.15% and 12.71%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

109

Notes to financial statements
Delaware Investments® National Tax-Free Funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

110

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2012

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Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund Investment Advisory Agreements

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value

112

pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.
Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile. The Board was satisfied with performance.

113

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund Investment Advisory Agreements (continued)

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the third and first quartiles, respectively. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

114

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Delaware National High-Yield Municipal Bond Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the Fund’s fee was structured so that when the Fund grows, economies of scale may be shared. The Board also noted that the Delaware Tax-Free USA Fund’s and the Delaware Tax-Free USA Intermediate Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements provide a sharing of benefits with the Funds and their shareholders.

115

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)*	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	0.20%	99.80%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.05%	99.95%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.34%	99.66%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended August 31, 2012, certain interest income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended August 31, 2012, the Funds have designated maximum Qualified Interest Income distributions as follows:

Delaware Tax-Free	Delaware National High-Yield
USA Fund	Municipal Bond Fund
100%	100%

116

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

118

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

119

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

120

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	71	None
(2004–Present)

121

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

122

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

123

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

124

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

125

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

126

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

127

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

128

Annual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

August 31, 2012

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	22
Security type/sector allocations	25
Statements of net assets	30
Statements of operations	72
Statements of changes in net assets	74
Financial highlights	84
Notes to financial statements	114
Report of independent registered
public accounting firm	128
Other Fund information	129
Board of trustees/directors and
officers addendum	136
About the organization	146

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® state tax-free funds	September 11, 2012

Performance preview (for the year ended August 31, 2012)
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	+10.15%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Arizona Municipal Debt Funds Average	1-year return	+10.68%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Arizona Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Arizona (double tax-exempt) or a city in Arizona (triple tax-exempt).

Delaware Tax-Free California Fund (Class A shares)	1-year return	+13.90%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper California Municipal Debt Funds Average	1-year return	+12.44%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	+11.23%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Colorado Municipal Debt Funds Average	1-year return	+10.01%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Colorado Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Colorado (double tax-exempt) or a city in Colorado (triple tax-exempt).

1

Portfolio management review
Delaware Investments® state tax-free funds

Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	+8.21%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Other States Municipal Debt Funds Average	1-year return	+9.03%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 16.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Delaware Tax-Free New York Fund (Class A shares)	1-year return	+12.18%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper New York Municipal Debt Funds Average	1-year return	+10.06%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 19.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

Economic backdrop

As the Funds’ fiscal year got under way in September 2011, signs were mounting that the U.S. economy was gradually improving. While this situation was interpreted positively for economically sensitive asset classes, it was also expected to lead to higher interest rates — a negative situation for most types of bonds.

By the second half of the Funds’ fiscal year, however, it became clear that the economy’s momentum was stalling:

  U.S. gross domestic product (GDP) — a measure of the goods and services produced by the nation — grew at an annualized rate of just 2.0% in the first quarter of 2012, down from 4.1% in the previous three-month period. In the second quarter of 2012, the rate of GDP growth slowed further, to an estimated 1.7%.

  Job creation remained persistently sluggish, as the unemployment rate fluctuated within a historically high range of 8.1% to 8.3% between January and August 2012.

(Data: U.S. Commerce Department; U.S. Labor Department)

Although individual localities around the country continued to experience fiscal struggles, we did not view this as an indication of deeply rooted risk in the municipal bond market as a whole. Instead, we saw isolated cases of municipalities dealing with specific challenges unique to their circumstances (such as underfunded pension plans or weak revenue streams).

2

Outside the United States, elevated debt levels in several European countries — most notably Greece, Spain, and Italy — continued to foster the region’s economic volatility. European policy makers hoped to avoid the worst-case scenario of a breakup of the shared euro currency, which would likely result in a massive disruption to the global economy. As the Funds’ fiscal year progressed, it appeared that a tentative framework for resolution was in place, but financial markets remained highly sensitive to the uncertainty of a successful ending to this fiscal crisis.

Economic conditions within each state, briefly noted

Arizona’s diverse economy is slowly recovering from the global financial crisis of 2008-2009 that has shaken economies for the past several years. Weakness remains likely in the short term, due largely to the damaging effects of a protracted housing bubble. Other notable developments:

  July’s nonfarm employment reading of 2.39 million was up 2.4% from July 2011, higher than the nation’s 1.4% gain. Unemployment figures have begun to improve, with a July 2012 unemployment rate of 8.3% (compared to a rate of 9.4% one year earlier).

  State revenues totaled $9.8 billion for fiscal 2011, an 18% increase from the year before. This was mostly accounted for by sales taxes and income taxes. Through the first 11 months of fiscal 2012, revenues are coming in 0.8% higher than expected and 6% higher than fiscal 2011.

(Data: U.S. Labor Department; Moody’s Investors Service)

California enjoys a large, diverse, and wealthy economy that accounts for 13% of U.S. gross domestic product. It shares much of the economic unsteadiness that has been felt nationwide. While the state’s unemployment rate has improved somewhat (from 12% in July 2011 to 10.7% in July 2012), it remains well above the national rate.

The governor signed a $91.3 billion 2013 General Fund budget that closed a $15.7 billion budget gap through revenue increases and expenditure cuts. In total, the budget reduces expenditures by $8.1 billion. The majority of the spending cuts are focused on health and human services, education, and the court system. If temporary taxes (which will be put to a popular vote in November 2012) are not approved, an additional $5.95 billion in cuts will be triggered. These cuts would be effective January 1, 2013.

(Data: U.S. Labor Department; California State Controller monthly financial reports; Moody’s Investors Service)

Colorado maintains a diverse economy, with a variety of strengths in the broad service sector. Generally speaking, Colorado remains a wealthy state, with per-capita income equal to 105% of the national average. The state’s nonfarm employment reading for July 2012 came in at 2.3 million, up by 1.6% from July 2011. Total revenues for fiscal 2012 are estimated to increase by 7.8% over fiscal 2011. For fiscal 2013, the state’s budget of $7.4 billion represents a 5.8% increase over fiscal 2012.

(Data: U.S. Labor Department; Colorado Office of State Planning and Budgeting; Moody’s Investors Service)

3

Portfolio management review
Delaware Investments® state tax-free funds

In Idaho, July 2012 nonfarm employment came in at 619,000, up 1.3% from July 2011. Idaho’s economy continued to grow more diversified; however, it still has an above-average dependence on the natural resource sector.

Idaho’s governor signed a $2.7 billion 2013 General Fund budget in April 2012, representing a 6.8% increase over fiscal 2012. The budget includes $36 million in tax relief that reduces the top corporate and individual tax rates from 7.6% and 7.8%, respectively, to 7.4% each.

(Data: U.S. Labor Department; Idaho Division of Financial Management; www.sco.idaho.gov)

New York continued to exhibit a mature, broad-based, and wealthy economy that typically attracts a highly educated and global workforce. July 2012 readings for nonfarm employment came in at 8.84 million, up 1.3% from July 2011. Other notable circumstances:

  The state’s unemployment rate in July 2012 was 9.1%, higher than the national rate and above the state’s July 2011 rate of 8%.

  Revenues for the state’s 2012 fiscal year totaled $56.9 billion, 4.6% higher than fiscal 2011 but $314 million lower than projections.

  The state ended fiscal 2012 with a General Fund balance of $1.79 billion, an increase over fiscal 2011.

  Lawmakers signed off on a $132.6 billion budget that cuts spending by $135 million and includes no new taxes.
  The budget closes what was once a $3.5 billion deficit, a process made easier when lawmakers in December approved a tax increase on joint earners earning at least $2 million annually.

(Data: U.S. Labor Department; New York State Division of the Budget; Moody’s Investors Service; New York State Comptroller)

Municipal bond market conditions

The Funds’ fiscal year coincided with a beneficial environment for many municipal bond investors. Amid the sluggish U.S. economic backdrop and potential fallout from the European debt situation, yields on U.S. Treasury debt stayed dramatically low. Investors therefore looked elsewhere for sources of competitive yield, and municipal bonds benefited from this attention.

Another factor helping to lift municipal bond prices was a favorable relationship between supply and demand. The relatively limited supply of tax-exempt bonds, paired with extremely strong demand from some investors, provided support for the asset class. Several factors fueled the demand side of the equation. First, there were heavy flows back into investors’ hands through bond redemptions. Second, new inflows into municipal bond mutual funds remained high, as did demand from institutional investors. Institutional investors don’t often purchase municipal securities and don’t traditionally drive the market, but in this case they likely saw certain municipal bonds offering unusually attractive values relative to comparable opportunities among taxable bonds.

Another factor underlying the demand for municipal securities was investors’ search for higher yield in a low interest rate environment. Accordingly, bonds that exhibited higher yields, including those with longer maturities and lower credit ratings, generally outperformed their

4

counterparts. In fact, the best-performing maturity range of the municipal bond market (as measured by the Barclays Municipal Bond Index) was 22 years and longer, which gained 14.52%, compared with an advance of just 0.89% for bonds with maturities of less than two years. Similarly, BBB-rated bonds were up 15.40% for the same time period, compared with a gain of just 6.07% for the AAA segment within that index.

Maintaining a consistent strategy

Across the Funds, we maintained a consistent management approach, emphasizing bottom-up security selection. We made investment decisions based on our research on individual bonds, instead of reacting to macroeconomic trends or trying to predict interest rate movements.

The Funds’ portfolios regularly emphasize A-rated and BBB-rated bonds and also maintain some allocation to bonds rated below investment grade. Simultaneously, they tend to underweight AAA-rated and AA-rated securities, as these higher-quality bonds generally offer fewer prospects to uncover hidden value.

Our comfort level with the Funds’ elevated weighting in relatively credit-sensitive securities stems from the thoroughness of our credit research process and our confidence in its ability to identify tax-exempt securities that offer a positive risk-versus-reward tradeoff.

The Funds entered the fiscal year well positioned in our view, given the income being generated by certain holdings acquired in a higher interest rate environment during 2009 and 2010. We did not make major changes to the Funds’ portfolio holdings during the fiscal year. The majority of activity focused on investing new cash that came into the Funds. We invested opportunistically, taking advantage of individual securities that we believed fit into each portfolio’s respective structure.

One noteworthy source of bond supply during the Funds’ fiscal year was Puerto Rico, and in late 2011 we added a number of Puerto Rican bonds that we believed were priced attractively. With a large amount of Puerto Rican issuance coming to market in a relatively short time period, we followed our rigorous research process in identifying what we believed to be meaningful additions to each Fund’s portfolio.

Notable sectors and securities

As mentioned earlier, bonds with longer maturity dates and relatively lower credit ratings generally performed better, a phenomenon reflected in breakdowns of market performance by maturity and by credit rating.

The outperformance of lower-rated bonds proved favorable for our style of investing. The strongest individual contributors to each of the Funds’ total-return results were notable for being representative of the trend in which long-dated, lower-credit-quality issues enjoyed a performance advantage.

The two strongest-performing individual contributors in Delaware Tax-Free Arizona Fund included healthcare bonds for the John C. Lincoln Hospital in Glendale, maturing in 2042 and rated BBB by Standard & Poor’s (S&P). Outperformers also included education bonds for Tucson Country Day School in Pima County, maturing in 2037 and rated BBB- by S&P. Among the Fund’s weakest contributors were AA-rated civic improvement bonds for a Phoenix light-rail transit project

5

Portfolio management review
Delaware Investments® state tax-free funds

and AAA-rated Arizona State Transportation Board highway revenue bonds. Both bonds struggled as their higher quality ratings made them less desirable to increasingly risk-tolerant investors. These securities contributed relatively weakly to the Fund’s overall return but nevertheless recorded positive gains.

Within Delaware Tax-Free California Fund, lower-rated, longer-dated securities once again provided the biggest support to Fund returns. The strongest contributors included nonrated Modesto County special tax bonds maturing in 2036 and Golden State tobacco securitization bonds maturing in 2047. To highlight the importance of maturity date on bond performance during the fiscal year, we note that the Fund’s positions in other Golden State tobacco securitization bonds, which were scheduled to mature in 2013, achieved very modest returns.

Within Delaware Tax-Free Colorado Fund, the strongest performers included Denver Health & Hospital Authority healthcare bonds, which were rated BBB by S&P and scheduled to mature in 2036. In addition, Denver Convention Center Hotel Authority revenue bonds, rated BBB- by S&P and maturing in 2035, made a significant contribution to performance. In contrast, notably weaker performers included two school district bonds, both of which carried near-term maturity dates that may have limited their attractiveness to many investors.

Within Delaware Tax-Free Idaho Fund, the strongest contributors included Virgin Islands Public Finance Authority revenue bonds (rated BBB by S&P and maturing in 2029), as well as nonrated developmental district bonds maturing in 2034. In both cases, relatively low ratings and long maturity dates helped performance. On the other hand, the Fund’s weakest-performing bonds included revenue bonds for Idaho State University (rated AA+ by S&P and maturing in 2020), and Bannock County school district bonds (rated Aaa by Moody’s Investors Service (Moody’s) and maturing in 2015). We believe both issues were held back by their high credit quality and near-term maturity dates.

Finally, the strongest-performing bonds within Delaware Tax-Free New York Fund included nonrated bonds issued by the East Rochester Housing Authority for Woodland Village (a continuing care retirement community), and industrial development bonds for Brighter Choice Charter School in Albany (rated BBB- by Fitch and maturing in 2037). Relatively weaker performers, meanwhile, included Battery Park City municipal lease bonds (with a 2014 call date and AAA rating by S&P) and Puerto Rico highway general obligation bonds (with a 2016 call date and Aaa rating by Moody’s). These securities appeared to be out of favor in the marketplace, given their high credit ratings and short maturity dates.

6

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. April 1, 1991)
Excluding sales charge	+10.15%	+5.81%	+4.78%
Including sales charge	+5.23%	+4.84%	+4.30%
Class B (Est. March 10, 1995)
Excluding sales charge	+9.42%	+5.04%	+4.15%
Including sales charge	+5.42%	+4.79%	+4.15%
Class C (Est. May 26, 1994)
Excluding sales charge	+9.31%	+5.03%	+4.00%
Including sales charge	+8.31%	+5.03%	+4.00%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

7

Performance summaries
Delaware Tax-Free Arizona Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.59% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/ or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.93%	1.68%	1.68%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

8

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$15,239

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class B	DVABX	928928639
Class C	DVACX	928916501

9

Performance summaries
Delaware Tax-Free California Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. March 2, 1995)
Excluding sales charge	+13.90%	+6.56%	+5.48%
Including sales charge	+8.73%	+5.58%	+5.00%
Class B (Est. Aug. 23, 1995)
Excluding sales charge	+13.10%	+5.75%	+4.84%
Including sales charge	+9.10%	+5.51%	+4.84%
Class C (Est. April 9, 1996)
Excluding sales charge	+13.13%	+5.76%	+4.70%
Including sales charge	+12.13%	+5.76%	+4.70%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

10

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.57% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/ or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.98%	1.73%	1.73%
(without fee waivers)
Net expenses	0.82%	1.57%	1.57%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

11

Performance summaries
Delaware Tax-Free California Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free California Fund — Class A shares	$9,550	$16,282

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class B	DVTFX	928928811
Class C	DVFTX	928928795

12

Delaware Tax-Free Colorado Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. April 23, 1987)
Excluding sales charge	+11.23%	+5.95%	+4.93%
Including sales charge	+6.25%	+4.97%	+4.45%
Class B (Est. March 22, 1995)
Excluding sales charge	+10.41%	+5.18%	+4.30%
Including sales charge	+6.41%	+4.93%	+4.30%
Class C (Est. May 6, 1994)
Excluding sales charge	+10.39%	+5.17%	+4.15%
Including sales charge	+9.39%	+5.17%	+4.15%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

13

Performance summaries
Delaware Tax-Free Colorado Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.59% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

14

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$15,461

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class B	DVBTX	928928787
Class C	DVCTX	92907R101

15

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. Jan. 4, 1995)
Excluding sales charge	+8.21%	+5.60%	+4.82%
Including sales charge	+3.36%	+4.64%	+4.34%
Class B (Est. March 16, 1995)
Excluding sales charge	+7.41%	+4.83%	+4.19%
Including sales charge	+3.41%	+4.58%	+4.19%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	+7.41%	+4.82%	+4.04%
Including sales charge	+6.41%	+4.82%	+4.04%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

16

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.63% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.96%	1.71%	1.71%
(without fee waivers)
Net expenses	0.88%	1.63%	1.63%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

17

Performance summaries
Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$15,295

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 16 through 18.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class B	DVTIX	928928746
Class C	DVICX	928928803

18

Delaware Tax-Free New York Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. Nov. 6, 1987)
Excluding sales charge	+12.18%	+6.62%	+5.50%
Including sales charge	+7.12%	+5.63%	+5.01%
Class B (Est. Nov. 14, 1994)
Excluding sales charge	+11.36%	+5.83%	+4.86%
Including sales charge	+7.36%	+5.59%	+4.86%
Class C (Est. April 26, 1995)
Excluding sales charge	+11.26%	+5.81%	+4.72%
Including sales charge	+10.26%	+5.81%	+4.72%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 20. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

19

Performance summaries
Delaware Tax-Free New York Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.55% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.05%	1.80%	1.80%
(without fee waivers)
Net expenses	0.80%	1.55%	1.55%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

20

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free New York Fund — Class A shares	$9,550	$16,311

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 20. Please note additional details on pages 19 through 21.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class B	DVTNX	928928266
Class C	DVFNX	928928258

21

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

22

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,037.10	0.84%	$4.30
Class B	1,000.00	1,034.10	1.59%	8.13
Class C	1,000.00	1,033.10	1.59%	8.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,017.14	1.59%	8.06
Class C	1,000.00	1,017.14	1.59%	8.06

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,050.30	0.82%	$4.23
Class B	1,000.00	1,047.10	1.57%	8.08
Class C	1,000.00	1,047.20	1.57%	8.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class B	1,000.00	1,017.24	1.57%	7.96
Class C	1,000.00	1,017.24	1.57%	7.96

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,033.30	0.84%	$4.29
Class B	1,000.00	1,029.50	1.59%	8.11
Class C	1,000.00	1,028.50	1.59%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,017.14	1.59%	8.06
Class C	1,000.00	1,017.14	1.59%	8.06

23

Disclosure of Fund expenses

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,027.60	0.88%	$4.49
Class B	1,000.00	1,024.60	1.63%	8.30
Class C	1,000.00	1,023.80	1.63%	8.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.71	0.88%	$4.47
Class B	1,000.00	1,016.94	1.63%	8.26
Class C	1,000.00	1,016.94	1.63%	8.26

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,044.60	0.80%	$4.11
Class B	1,000.00	1,040.70	1.55%	7.95
Class C	1,000.00	1,039.80	1.55%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.11	0.80%	$4.06
Class B	1,000.00	1,017.34	1.55%	7.86
Class C	1,000.00	1,017.34	1.55%	7.86

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

24

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.64%
Corporate Revenue Bonds	12.95%
Education Revenue Bonds	15.09%
Electric Revenue Bonds	7.28%
Healthcare Revenue Bonds	18.96%
Lease Revenue Bonds	12.39%
Local General Obligation Bonds	3.43%
Pre-Refunded Bond	0.00%
Special Tax Revenue Bonds	20.27%
State & Territory General Obligation Bonds	2.59%
Transportation Revenue Bonds	6.07%
Water & Sewer Revenue Bonds	1.61%
Total Value of Securities	100.64%
Liabilities Net of Receivables and Other Assets	(0.64%)
Total Net Assets	100.00%

25

Security type/sector allocations
Delaware Tax-Free California Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.35%
Corporate Revenue Bonds	7.75%
Education Revenue Bonds	7.78%
Electric Revenue Bonds	4.92%
Healthcare Revenue Bonds	18.56%
Housing Revenue Bonds	3.50%
Lease Revenue Bonds	5.80%
Local General Obligation Bonds	7.37%
Pre-Refunded Bonds	3.10%
Resource Recovery Revenue Bond	0.95%
Special Tax Revenue Bonds	15.36%
State & Territory General Obligation Bonds	11.81%
Transportation Revenue Bonds	6.46%
Water & Sewer Revenue Bonds	4.99%
Short-Term Investment	0.85%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

26

Delaware Tax-Free Colorado Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.84%
Corporate Revenue Bond	1.26%
Education Revenue Bonds	6.19%
Electric Revenue Bonds	6.53%
Healthcare Revenue Bonds	28.77%
Housing Revenue Bonds	2.74%
Lease Revenue Bonds	3.89%
Local General Obligation Bonds	12.90%
Pre-Refunded Bonds	8.19%
Special Tax Revenue Bonds	15.90%
State & Territory General Obligation Bonds	5.01%
Transportation Revenue Bonds	7.88%
Water & Sewer Revenue Bonds	0.58%
Short-Term Investments	0.28%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

27

Security type/sector allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.07%
Corporate Revenue Bonds	5.93%
Education Revenue Bonds	8.39%
Electric Revenue Bonds	4.89%
Healthcare Revenue Bonds	7.95%
Housing Revenue Bonds	2.87%
Lease Revenue Bonds	2.66%
Local General Obligation Bonds	21.58%
Pre-Refunded Bonds	8.88%
Special Tax Revenue Bonds	22.74%
State & Territory General Obligation Bonds	3.43%
Transportation Revenue Bonds	6.69%
Water & Sewer Revenue Bonds	2.06%
Short-Term Investments	1.04%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

28

Delaware Tax-Free New York Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.31%
Corporate Revenue Bonds	9.48%
Education Revenue Bonds	16.99%
Electric Revenue Bonds	3.50%
Healthcare Revenue Bonds	15.41%
Housing Revenue Bonds	1.04%
Lease Revenue Bonds	14.15%
Local General Obligation Bonds	4.88%
Pre-Refunded Bonds	2.15%
Special Tax Revenue Bonds	12.91%
State & Territory General Obligation Bonds	5.55%
Transportation Revenue Bonds	9.15%
Water & Sewer Revenue Bonds	3.10%
Short-Term Investments	2.02%
Total Value of Securities	100.33%
Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

29

Statements of net assets
Delaware Tax-Free Arizona Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 100.64%
Corporate Revenue Bonds – 12.95%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$2,004,680
•Series B 5.20% 6/1/43	1,500,000	1,692,315
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,695,810
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	801,218
Series A 4.95% 10/1/20	1,450,000	1,610,892
Series A 5.25% 10/1/40	3,400,000	3,682,403
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	2,250,000	2,404,283
		13,891,601
Education Revenue Bonds – 15.09%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,638,630
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,131,080
Arizona State University Energy Management Revenue
(Arizona State University Tempe
Campus II Project) 4.50% 7/1/24	1,000,000	1,106,670
Arizona State University Series C 5.50% 7/1/25	330,000	403,570
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,305,000	1,391,208
Northern Arizona University
5.00% 6/1/36	475,000	527,331
5.00% 6/1/41	1,240,000	1,366,802
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	534,715
6.40% 7/1/47	500,000	535,005
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,157,521
Pima County Industrial Development Authority
Educational Revenue (Tucson Country Day
School Project) 5.00% 6/1/37	1,500,000	1,368,900

30

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Campus Group Student Housing Revenue
(Arizona State University-South Campus
Project) 5.625% 9/1/35 (NATL-RE)	$2,000,000	$2,027,140
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,001,540
		16,190,112
Electric Revenue Bonds – 7.28%
Maricopa County Pollution Control Revenue
Refunding (El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,500,000	2,557,175
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,809,375
Pinal County Electric District #3 Refunding 5.25% 7/1/41	2,000,000	2,238,060
Salt River Project Agricultural Improvement &
Power District Electric Revenue System
Series A 5.00% 12/1/30	1,000,000	1,203,910
		7,808,520
Healthcare Revenue Bonds – 18.96%
Arizona State Health Facilities Authority Hospital System
Revenue (Phoenix Children’s Hospital)
Series A 5.00% 2/1/42	1,600,000	1,684,016
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,272,010
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,354,238
5.50% 7/1/26	1,000,000	1,046,780
6.00% 7/1/39	2,500,000	2,871,075
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,841,019
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,266,575
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,297,428

31

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	$1,500,000	$1,733,985
6.50% 7/1/39	2,500,000	2,900,274
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,075,220
		20,342,620
Lease Revenue Bonds – 12.39%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,054,610
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,748,745
Arizona State Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	1,000,000	1,104,130
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	585,396
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,670
Phoenix Industrial Development Authority Lease Revenue
(Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	2,000,000	2,002,060
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,633,980
5.375% 7/1/39	1,500,000	1,646,130
6.00% 7/1/41	1,000,000	1,148,430
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,362,036
		13,288,187
Local General Obligation Bonds – 3.43%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,557,077
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,014,670
• Gila County Unified School District #10
(Payson School Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,111,670
		3,683,417

32

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bond – 0.00%
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	$5,000	$5,443
		5,443
Special Tax Revenue Bonds – 20.27%
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,182,980
Series A 5.00% 7/1/29	1,115,000	1,287,647
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	876,181
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,425,325
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,476
5.25% 1/1/36	705,000	796,185
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	818,000	847,219
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,120,040
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,697,405
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series C
5.50% 7/1/25 (AMBAC)	455,000	507,202
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation Bonds) Series A
6.75% 8/1/32	960,000	994,176
Series A 5.00% 8/1/26	1,100,000	1,223,332
Series A 5.00% 8/1/46	1,500,000	1,618,994
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	667,987
^Series A 5.04% 8/1/45 (NATL-RE)	3,980,000	641,616
Series A 5.375% 8/1/39	850,000	909,976
Series A 5.50% 8/1/42	1,000,000	1,081,080
Series A 5.75% 8/1/37	580,000	647,645
Series A 6.50% 8/1/44	1,250,000	1,492,538
Series A-1 5.00% 8/1/43	1,060,000	1,114,039

33

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District #1 5.00% 1/1/32	$1,000,000	$1,005,660
		21,743,703
State & Territory General Obligation Bonds – 2.59%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,139,060
Series E 5.375% 7/1/30	600,000	640,362
		2,779,422
Transportation Revenue Bonds – 6.07%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,075,610
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,430,438
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,001,500
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,003,930
		6,511,478
Water & Sewer Revenue Bonds – 1.61%
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	1,000,000	1,173,380
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	221,412
6.00% 7/1/47	305,000	334,024
		1,728,816
Total Municipal Bonds (cost $99,564,815)		107,973,319

Total Value of Securities – 100.64%
(cost $99,564,815)		107,973,319
Liabilities Net of Receivables and
Other Assets – (0.64%)		(687,929)
Net Assets Applicable to 8,929,906
Shares Outstanding – 100.00%		$107,285,390

34

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($99,952,950 / 8,321,078 Shares)	$12.01
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($224,654 / 18,688 Shares)	$12.02
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,107,786 / 590,140 Shares)	$12.04

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$98,005,801
Undistributed net investment income	25,309
Accumulated net realized gain on investments	845,776
Net unrealized appreciation of investments	8,408,504
Total net assets	$107,285,390

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

35

Statements of net assets
Delaware Tax-Free Arizona Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$12.01
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

36

Delaware Tax-Free California Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.35%
Corporate Revenue Bonds – 7.75%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$519,245
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,175,440
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC) (TCRS)	950,000	969,855
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,542,480
5.75% 6/1/47	3,500,000	2,980,705
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,285,140
Series C 6.50% 11/1/39	500,000	642,570
		9,115,435
Education Revenue Bonds – 7.78%
California Educational Facilities Authority Revenue
(Chapman University) 5.00% 4/1/31	500,000	560,490
(University of Southern California)
Series A 5.00% 10/1/23	1,000,000	1,290,330
(Woodbury University) 5.00% 1/1/36	1,000,000	1,002,330
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	929,470
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,336,479
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	883,040
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	1,039,500
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,069,070
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,030,660
		9,141,369

37

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.92%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$953,080
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	594,560
Series B 5.00% 11/1/36	250,000	276,708
Series C 5.25% 11/1/31	1,175,000	1,367,500
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	500,000	511,870
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,162,580
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	919,781
		5,786,079
Healthcare Revenue Bonds – 18.56%
Abag Finance Authority for Nonprofit
Corporations Refunding
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	964,623
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,190,260
Series A 5.00% 8/1/26	300,000	341,115
Series A 5.00% 8/1/27	300,000	339,402
Series A 5.00% 8/1/28	250,000	281,243
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	1,009,764
Series E 5.625% 7/1/25	1,000,000	1,151,710
Series G 5.25% 7/1/23	1,000,000	1,062,760
(Children’s Hospital of Los Angeles)
Series A 5.00% 11/15/34	1,000,000	1,069,640
(Lucile Packard Children’s Hospital)
Series A 5.00% 8/15/51	630,000	683,733
(Scripps Health Care)
Series A 5.00% 11/15/32	1,000,000	1,125,930
Series A 5.00% 11/15/40	850,000	935,153
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,154,360
(Stanford Hospital) Series A-2 5.25% 11/15/40	600,000	684,780
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,148,020
(The Episcopal Home) Series A 5.30% 2/1/32
(RADIAN) (IBC)	475,000	475,432

38

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/19	$1,000,000	$1,187,570
Series A 5.00% 4/1/42	2,085,000	2,278,195
Series B 5.25% 3/1/45	1,000,000	1,062,770
(Southern California Senior Living) 7.25% 11/15/41	500,000	570,400
(Trinity Health) 5.00% 12/1/41	1,000,000	1,116,350
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	1,029,580
San Buenaventura Community Memorial Health Systems
7.50%12/1/41	785,000	953,540
		21,816,330
Housing Revenue Bonds – 3.50%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	995,000	1,089,445
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,011,630
Independent Cities Finance Authority Mobile Home Park
Revenue (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,000,000	1,012,670
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,870
		4,117,615
Lease Revenue Bonds – 5.80%
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,133,720
(General Services) Series A 6.25% 4/1/34	1,000,000	1,189,200
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,166,890
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,068,968
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,078,820

39

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	$1,000,000	$1,175,900
		6,813,498
Local General Obligation Bonds – 7.37%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	556,730
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	963,144
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,154,400
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	537,820
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,107,380
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,181,250
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	905,648
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,170,620
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,090,450
		8,667,442
§Pre-Refunded Bonds – 3.10%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,060
California State Department of Water Resources
Un-Refunded 2010 (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	740,000	747,881
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,110,660
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	62,632

40

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series B 5.625% 6/1/33-13	$1,000,000	$1,040,670
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	568,000
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	110,938
		3,645,841
Resource Recovery Revenue Bond – 0.95%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,113,640
		1,113,640
Special Tax Revenue Bonds – 15.36%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	800,000	827,088
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,375,502
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Projects)
Series A 5.00% 8/1/28 (RADIAN)	940,000	943,234
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,003,980
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	1,053,790
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	500,985
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	569,380
@ Modesto Special Tax Community Facilities
District #4-1 (Village 2) 5.15% 9/1/36	1,000,000	1,001,070
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,894

41

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.25% 8/1/27	$1,000,000	$1,135,230
5.50% 8/1/37	835,000	904,363
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	683,496
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	879,552
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,091,110
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	501,070
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,041,479
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,073,140
San Mateo Special Tax Revenue
(Community Facilities District #200) 6.00% 9/1/42	800,000	870,896
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	781,238
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	543,655
		18,051,152
State & Territory General Obligation Bonds – 11.81%
California State Various Purposes
5.00% 9/1/41	750,000	823,755
5.00% 10/1/41	225,000	247,293
5.00% 4/1/42	1,000,000	1,101,940
5.25% 3/1/30	1,000,000	1,151,200
5.25% 4/1/35	2,000,000	2,283,700
5.25% 11/1/40	1,000,000	1,132,810
6.00% 3/1/33	1,000,000	1,231,470
6.00% 4/1/38	515,000	607,504
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/41	2,900,000	2,888,835
5.50% 7/1/39	1,500,000	1,562,910
5.75% 7/1/41	800,000	855,624
		13,887,041

42

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.46%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27	$800,000	$965,264
Los Angeles Department of Airports Subordinate
(Los Angeles International) Series B 5.00% 5/15/33	1,690,000	1,898,056
Port Oakland Revenue Un-Refunded Series L 5.375%
11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	894,503
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,190
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	2,500,000	2,830,025
		7,589,038
Water & Sewer Revenue Bonds – 4.99%
California State Department of Water Resources Systems
Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	968,628
San Diego Public Facilities Financing Authority Water
Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,194,590
San Francisco City & County Public Utilities Commission
Water & Sewer Improvement Subordinate Series A
5.00% 11/1/32	1,015,000	1,191,255
5.00% 11/1/41	1,380,000	1,574,165
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	941,768
		5,870,406
Total Municipal Bonds (cost $106,603,032)		115,614,886

Short-Term Investment – 0.85%
¤Variable Rate Demand Note – 0.85%
California State Health Facilities Financing Authority
Revenue (Adventist Health System) Series A
0.15% 9/1/2025 (LOC-Wells Fargo Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000

43

Statements of net assets
Delaware Tax-Free California Fund

Total Value of Securities – 99.20%
(cost $107,603,032)	$116,614,886
Receivables and Other Assets
Net of Liabilities – 0.80%	941,038
Net Assets Applicable to 9,625,858
Shares Outstanding – 100.00%	$117,555,924

Net Asset Value – Delaware Tax-Free California Fund
Class A ($97,820,923 / 8,012,316 Shares)	$12.21
Net Asset Value – Delaware Tax-Free California Fund
Class B ($905,199 / 73,836 Shares)	$12.26
Net Asset Value – Delaware Tax-Free California Fund
Class C ($18,829,802 / 1,539,706 Shares)	$12.23

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$108,881,968
Undistributed net investment income	18,763
Accumulated net realized loss on investments	(356,661)
Net unrealized appreciation of investments	9,011,854
Total net assets	$117,555,924

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At August 31 2012, the aggregate value of illiquid securities was $1,001,070, which represented 0.85% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

44

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$12.21
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.79

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

45

Statements of net assets
Delaware Tax-Free Colorado Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.84%
Corporate Revenue Bond – 1.26%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,087,825
		3,087,825
Education Revenue Bonds – 6.19%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	1,016,740
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project)
5.00% 7/15/37	1,150,000	1,203,303
5.50% 5/1/36 (SGI)	2,280,000	2,322,476
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,920
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,767,208
(Pinnacle Charter School Project) 5.00% 6/1/33 (SGI)	2,170,000	2,182,456
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	2,017,271
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	426,539
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,229,020
		15,168,933
Electric Revenue Bonds – 6.53%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,682,380
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,253,017
5.00% 6/1/29	2,355,000	2,720,873
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,512,824
Series ZZ 5.25% 7/1/26	3,500,000	3,834,669
		16,003,763

46

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 28.77%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,372,263
5.00% 10/15/33	600,000	654,996
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,900,000	2,084,452
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,103,448
Colorado Health Facilities Authority Revenue
• (Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,512,129
(Boulder Community Hospital Project)
5.00% 10/1/42	2,000,000	2,170,600
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,053,340
Series A 5.00% 7/1/39	1,540,000	1,656,455
Series A 5.00% 2/1/41	2,250,000	2,455,560
Series A 5.25% 2/1/33	1,000,000	1,152,980
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,138,040
Series D 6.25% 10/1/33	2,000,000	2,370,520
(Christian Living Community Project)
6.375% 1/1/41	1,000,000	1,103,980
Series A 5.75% 1/1/37	1,500,000	1,546,170
(Covenant Retirement Communities) Series A
5.00% 12/1/33	4,000,000	4,174,199
5.50% 12/1/33 (RADIAN)	5,000,000	5,044,399
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,074,180
5.00% 12/1/42	2,500,000	2,647,200
Series A 5.25% 6/1/34	2,750,000	2,813,223
(National Jewish Health Project) 5.00% 1/1/27	550,000	585,184
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,034,640
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,085,790
Series B 5.25% 1/1/25	2,500,000	2,886,400
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,656,865
6.25% 11/15/40	750,000	840,525
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,069,200

47

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Springs Hospital Revenue 6.25% 12/15/33	$2,500,000	$2,838,050
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,085,239
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,716,075
Series A 4.75% 12/1/36	1,500,000	1,519,770
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,120,000	2,416,694
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,847,661
6.00% 11/15/29	2,460,000	2,854,486
		70,564,713
Housing Revenue Bonds – 2.74%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,592,798
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,195,000	1,240,159
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	720,000	809,460
4.50% 11/1/23 (FHLMC)	740,000	831,945
Puerto Rico Housing Finance Authority
Subordinate (Capital Fund Modernization)
5.125% 12/1/27	2,040,000	2,254,302
		6,728,664
Lease Revenue Bonds – 3.89%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,677,508
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,282,340
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,820,750
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,760,836
		9,541,434

48

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 12.90%
Arapahoe County Water & Wastewater Public
Improvement District
Series A 5.125% 12/1/32 (NATL-RE)	$2,555,000	$2,569,947
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,841,506
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,143,002
Denver City & County School Refunding District #1
4.00% 12/1/28	2,500,000	2,771,925
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	367,213
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,471,077
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,615,935
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,846,418
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,617,490
Ignacio School District #11JT
5.00% 12/1/28	1,420,000	1,697,894
5.00% 12/1/31	835,000	983,380
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,290,825
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,305,975
District #2 5.50% 12/15/37	1,200,000	1,169,508
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,665,418
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,279,909
		31,637,422
§Pre-Refunded Bonds – 8.19%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,249,300
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	89,531
(Evangelical Lutheran) Series A 6.125% 6/1/38-14	5,250,000	5,776,786
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,413,580

49

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	$2,355,000	$2,794,278
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27-12 (AMBAC)	1,500,000	1,517,880
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,059,790
Garfield Pitkin & Eagle Counties School District #1
(Roaring Fork)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,660,245
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,057,340
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21-13	1,250,000	1,302,800
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	27,215
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	135,000	142,808
		20,091,553
Special Tax Revenue Bonds – 15.90%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,298,101
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	1,575,000	1,224,437
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,733,265
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,584,541
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,837,815
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	1,250,000	1,391,000
5.25% 1/1/36	1,675,000	1,891,645
50

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	$950,000	$1,008,359
5.35% 12/1/31	720,000	757,217
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A
6.75% 8/1/32	1,345,000	1,392,882
Series A 5.25% 8/1/27	1,100,000	1,248,753
Series A 5.50% 8/1/42	1,500,000	1,621,620
Series A 5.75% 8/1/37	2,620,000	2,925,571
Series A-1 5.00% 8/1/43	1,770,000	1,860,235
Series C 5.00% 8/1/40	2,500,000	2,710,250
Series C 5.00% 8/1/46	5,500,000	5,936,314
Series C 5.50% 8/1/40	1,000,000	1,087,100
Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A
5.00% 11/1/28 (AMBAC)	2,500,000	2,870,975
5.25% 11/1/18	1,000,000	1,243,790
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	365,000	367,675
		38,991,545
State & Territory General Obligation Bonds – 5.01%
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/41	5,500,000	5,478,824
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,220,000	1,367,169
Series A 5.75% 7/1/41	3,850,000	4,117,691
Series E 5.375% 7/1/30	1,250,000	1,334,088
		12,297,772
Transportation Revenue Bonds – 7.88%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,265,780
Series A 5.25% 11/15/36	2,500,000	2,812,800
Series B 5.00% 11/15/33 (SGI)	2,000,000	2,084,140
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	751,514
5.375% 9/1/26	2,000,000	2,180,980
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,768,431

51

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District Revenue
(Denver Transit Partners)
6.00% 1/15/34	$1,450,000	$1,689,352
6.00% 1/15/41	2,400,000	2,778,312
		19,331,309
Water & Sewer Revenue Bonds – 0.58%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	290,390
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	1,127,100
		1,417,490
Total Municipal Bonds (cost $226,052,599)		244,862,423

	Number of shares
Short-Term Investments – 0.28%
Money Market Mutual Fund – 0.16%
Dreyfus Cash Management Fund	376,500	376,500
		376,500

	Principal amount
¤Variable Rate Demand Note – 0.12%
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
Series D-7 0.19% 2/1/35
(LOC-JPMorgan Chase Bank N.A.)	$300,000	300,000
		300,000
Total Short-Term Investments (cost $676,500)		676,500

Total Value of Securities – 100.12%
(cost $226,729,099)		245,538,923
Liabilities Net of Receivables and
Other Assets – (0.12%)		(296,449)
Net Assets Applicable to 21,065,629
Shares Outstanding – 100.00%		$245,242,474

52

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($230,787,672 / 19,827,117 Shares)	$11.64
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($173,092 / 14,857 Shares)	$11.65
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($14,281,710 / 1,223,655 Shares)	$11.67

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$227,706,481
Undistributed net investment income	352,562
Accumulated net realized loss on investments	(1,626,393)
Net unrealized appreciation of investments	18,809,824
Total net assets	$245,242,474

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $3,699,920, which represented 1.51% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

53

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.64
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

54

Delaware Tax-Free Idaho Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.07%
Corporate Revenue Bonds – 5.93%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,034,647
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,420
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,477,228
		9,515,295
Education Revenue Bonds – 8.39%
Boise State University
(General Project) Series A
4.00% 4/1/37	1,250,000	1,303,075
5.00% 4/1/42	1,350,000	1,543,765
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	789,293
5.00% 4/1/39	1,000,000	1,111,390
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,111,440
Idaho State University Revenue 5.00% 4/1/20 (AGM)	1,130,000	1,158,657
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	1,970,000	2,327,692
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,266,553
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,135,280
Series B 5.00% 4/1/28	1,000,000	1,145,310
Series B 5.00% 4/1/32	500,000	563,930
		13,456,385
Electric Revenue Bonds – 4.89%
Boise-Kuna Idaho Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,144,350
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,000,000	1,023,740
Series TT 5.00% 7/1/32	3,170,000	3,270,616
Series TT 5.00% 7/1/37	210,000	214,183
Series ZZ 5.25% 7/1/26	2,000,000	2,191,240
		7,844,129

55

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 7.95%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	$1,500,000	$1,537,560
5.00% 3/1/47	1,500,000	1,615,380
6.50% 11/1/23	250,000	296,485
6.75% 11/1/37	1,250,000	1,483,025
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,764,799
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,194,760
Series D 4.50% 12/1/37	1,205,000	1,296,460
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,559,188
		12,747,657
Housing Revenue Bonds – 2.87%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	5,000	5,014
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	5,000	5,013
Series A Class II 4.375% 7/1/32	1,000,000	1,066,870
Series B 6.45% 7/1/15 (AMT)	5,000	5,015
Series B Class I 5.00% 7/1/37 (AMT)	435,000	444,331
Series B Class I 5.50% 7/1/38	10,000	10,042
Series C Class II 4.95% 7/1/31	1,000,000	1,089,050
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	15,000	15,043
Series I-1 Class I 5.45% 1/1/39 (AMT)	825,000	854,304
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27	1,000,000	1,105,050
		4,599,732
Lease Revenue Bonds – 2.66%
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone) Series A
6.50% 2/1/26	1,370,000	1,535,688
7.00% 2/1/36	1,500,000	1,672,335
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	1,035,000	1,052,823
		4,260,846

56

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 21.58%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	$1,500,000	$1,786,950
4.75% 2/15/20	1,000,000	1,092,780
5.50% 7/30/16	1,305,000	1,547,365
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,133,163
5.00% 8/15/16	1,100,000	1,194,963
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,733,820
Bonneville Joint School District #93
(School Board Guaranteed program)
5.00% 9/15/30	1,515,000	1,857,708
5.00% 9/15/31	870,000	1,060,739
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,630,755
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,232,760
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,024,788
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,124,560
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,445,175
Series A 5.00% 9/15/31	1,025,000	1,231,148
Series A 5.00% 9/15/33	1,125,000	1,335,578
Series A 5.25% 9/15/26	2,000,000	2,366,660
Series C 4.00% 9/15/29	1,320,000	1,459,181
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,180,221
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,756,728
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,398,840
		34,593,882
§Pre-Refunded Bonds – 8.88%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	651,996
Boise State University Revenue
(General Refunding) Series A
5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,611,270

57

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Boise State University Revenue
(Student Union & Housing System)
5.00% 4/1/17-13 (AMBAC)	$500,000	$513,970
Idaho State Building Authority Revenue Series A
5.00% 9/1/33-13 (SGI)	1,000,000	1,047,800
5.00% 9/1/43-13 (SGI)	5,750,000	6,024,849
Idaho State University Revenue
5.00% 4/1/23-13 (AGM)	2,115,000	2,174,093
Moscow Sewer Revenue 5.00% 11/1/22-12 (AGM)	2,175,000	2,191,661
Puerto Rico Sales Tax Financing Revenue First
Subordinate Series A 5.50% 8/1/28-19	15,000	19,443
		14,235,082
Special Tax Revenue Bonds – 22.74%
Coeur d’Alene Local Improvement District #6
6.10% 7/1/14	45,000	45,597
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,476
5.25% 1/1/36	705,000	796,185
Idaho Board Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	822,252
Idaho Water Resource Board
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,897,970
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,614,240
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,238,110
Puerto Rico Sales Tax Financing Revenue First Subordinate
^(Capital Appreciation) Series A
5.03% 8/1/44 (NATL-RE)	5,125,000	881,193
5.04% 8/1/45 (NATL-RE)	5,280,000	851,189
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	761,166
Series A 5.00% 8/1/26	1,300,000	1,445,756
Series A 5.25% 8/1/27	3,000,000	3,405,689
Series A 5.50% 8/1/42	3,500,000	3,783,779
Series A-1 5.00% 8/1/43	1,060,000	1,114,039
Series B 5.75% 8/1/37	2,660,000	2,970,236
Series C 5.00% 8/1/40	2,500,000	2,710,250
Series C 5.50% 8/1/40	1,960,000	2,130,716
(Un-Refunded) Series A 5.50% 8/1/28	1,385,000	1,589,080

58

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	$2,220,000	$2,425,661
5.25% 10/1/20	500,000	532,620
5.25% 10/1/24	800,000	843,288
		36,465,492
State & Territory General Obligation Bonds – 3.43%
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/41	750,000	747,113
Series A 5.75% 7/1/41	3,850,000	4,117,690
Series E 5.375% 7/1/30	600,000	640,362
		5,505,165
Transportation Revenue Bonds – 6.69%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,215,540
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,226,040
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,254,140
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,281,466
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,779,210
Puerto Rico Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	902,958
Un-Refunded Series W 5.50% 7/1/15	55,000	60,125
		10,719,479
Water & Sewer Revenue Bonds – 2.06%
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,133,530
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Revenue Senior Lien Series A
5.125% 7/1/37	1,500,000	1,504,486
5.25% 7/1/42	265,000	266,701
6.00% 7/1/47	365,000	399,733
		3,304,450
Total Municipal Bonds (cost $145,107,302)		157,247,594

59

Statements of net assets
Delaware Tax-Free Idaho Fund

	Number of shares	Value
Short-Term Investments – 1.04%
Money Market Mutual Fund – 0.78%
Dreyfus Cash Management Fund	1,249,307	$1,249,307
		1,249,307

	Principal amount
¤Variable Rate Demand Note – 0.26%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project)
0.17% 5/1/21 (LOC-Wells Fargo Bank, N.A.)	$420,000	420,000
		420,000
Total Short-Term Investments (cost $1,669,307)		1,669,307

Total Value of Securities – 99.11%
(cost $146,776,609)		158,916,901
Receivables and Other Assets
Net of Liabilities – 0.89%		1,428,313
Net Assets Applicable to 13,099,210
Shares Outstanding – 100.00%		$160,345,214

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($119,025,624 / 9,721,698 Shares)		$12.24
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($581,681 / 47,596 Shares)		$12.22
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($40,737,909 / 3,329,916 Shares)		$12.23

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$149,358,034
Distributions in excess of net investment income		(16,644)
Accumulated net realized loss on investments		(1,136,468)
Net unrealized appreciation of investments		12,140,292
Total net assets		$160,345,214

60

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.24
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

61

Statements of net assets
Delaware Tax-Free New York Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.31%
Corporate Revenue Bonds – 9.48%
Chautauqua County Industrial Development Agency
Exempt Facilities Revenue (NRG Dunkirk Power Project)
5.875% 4/1/42	$1,000,000	$1,126,030
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	350,000	364,322
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	421,110
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	262,915
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	625,000	729,013
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	561,415
6.375% 7/15/49	1,265,000	1,453,800
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	257,083
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	747,572
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	381,405
5.125% 6/1/42	1,000,000	736,760
		7,041,425
Education Revenue Bonds – 16.99%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	241,080
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	642,279
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	400,000	473,320
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	467,472
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	500,000	561,980
5.50% 10/1/41	500,000	555,630

62

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	$500,000	$564,380
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	391,357
(Cornell University) Series A
4.75% 7/1/29	100,000	114,625
5.00% 7/1/34	170,000	195,422
(Manhattan Marymount) 5.00% 7/1/24	350,000	380,870
(Mt. Sinai School of Medicine) 5.125% 7/1/39	500,000	552,015
(New York University) Series A 5.25% 7/1/34	500,000	598,630
(Rockefeller University) Series A 5.00% 7/1/27	250,000	303,258
(Skidmore College) Series A 5.00% 7/1/21	325,000	394,485
(St. Joseph’s College) 5.25% 7/1/25	500,000	540,770
(Teachers College) 5.50% 3/1/39	250,000	282,330
(University of Rochester)
Series A 5.125% 7/1/39	250,000	281,033
Series A-2 4.375% 7/1/20	225,000	244,485
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,112,979
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	545,070
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	427,553
St. Lawrence County Industrial Development Agency Civic
Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	574,515
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	620,622
Troy Industrial Development Authority Civic Facility Revenue
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	557,170
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	627,516
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	372,925
		12,623,771

63

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 3.50%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/37	$500,000	$561,700
Series A 5.75% 4/1/39	350,000	418,856
Series B 5.75% 4/1/33	250,000	297,445
New York Power Authority Series A 5.00% 11/15/38	500,000	579,239
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	198,932
Series ZZ 5.25% 7/1/26	500,000	547,810
		2,603,982
Healthcare Revenue Bonds – 15.41%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	800,000	861,912
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	498,130
Monroe County Industrial Development Insured Mortgage
Revenue (University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	675,774
New York City Health & Hospital Revenue (Health System)
Series A 5.00% 2/15/30	500,000	565,110
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	409,760
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,058
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,200
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/41	180,000	206,347
Series 1 4.375% 7/1/34	600,000	652,182
Series 1 5.00% 7/1/23	600,000	737,052
Series 1 5.00% 7/1/35	225,000	248,661
Series B 5.00% 5/1/39	500,000	548,350
Subordinate Series A2 5.00% 7/1/26	500,000	566,860
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	674,946
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	549,155
5.50% 5/1/37	500,000	569,330

64

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt
(Orange Regional Medical Center)
6.125% 12/1/29	$540,000	$593,465
6.25% 12/1/37	250,000	272,165
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,138,750
(Peconic Landing Southland) 6.00% 12/1/40	650,000	721,487
		11,448,694
Housing Revenue Bonds – 1.04%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	257,483
New York Mortgage Agency Revenue 44th Series
4.35% 10/1/24 (AMT)	485,000	514,560
		772,043
Lease Revenue Bonds – 14.15%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	262,543
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	580,670
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	529,730
5.25% 2/15/47	600,000	676,500
5.75% 2/15/47	1,000,000	1,175,030
New York City Industrial Development Agency
Special Airport Facility Revenue
(Airis JFK I Project) Series A 5.50% 7/1/28 (AMT)	500,000	501,445
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,588,949
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	574,475
5.00% 3/15/44	600,000	646,440
5.75% 11/15/51	1,055,000	1,250,871
Onondaga County Industrial Development Agency Revenue
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	506,990
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	923,114

65

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	$200,000	$207,636
5.50% 6/1/21	500,000	519,090
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	568,465
		10,511,948
Local General Obligation Bonds – 4.88%
New York City
Series C-1 5.00% 10/1/19	500,000	588,285
Series D 5.00% 11/1/34	125,000	134,401
Series D-1 5.00% 10/1/36	1,000,000	1,142,160
Series I-1 5.375% 4/1/36	500,000	578,695
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	600,685
5.00% 10/1/25 (AGM)	500,000	581,230
		3,625,456
§Pre-Refunded Bonds – 2.15%
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23-13	500,000	520,035
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	568,566
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21-12	500,000	507,455
		1,596,056
Special Tax Revenue Bonds – 12.91%
Brooklyn Arena Local Development Revenue
(Barclays Center Project)
6.25% 7/15/40	500,000	581,585
6.375% 7/15/43	500,000	584,530
6.50% 7/15/30	500,000	599,215
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	185,000	205,868
5.25% 1/1/36	240,000	271,042
Metropolitan Transportation Authority Revenue
Series B 5.00% 11/15/34	500,000	565,555

66

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	New York City Industrial Development Agency
	(YMCA of Greater New York Project) 5.00% 8/1/36	$1,000,000	$1,048,270
	New York City Transitional Finance Authority Revenue
	(Building Aid) Series S-1A 5.25% 7/15/37	1,000,000	1,159,310
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	299,770
	Fiscal 2011 5.25% 2/1/29	500,000	602,300
	Series B 5.00% 11/1/18	500,000	593,425
	Series C 5.25% 11/1/25	500,000	609,360
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	250,000	288,910
	New York Dormitory Authority State Personal Income Tax
	Revenue Series C 5.00% 3/15/34	500,000	578,295
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	592,700
	New York Sales Tax Asset Receivables
	Series A 5.25% 10/15/27 (AMBAC)	500,000	546,625
Ω	Puerto Rico Sales Tax Financing Revenue First Subordinate
	(Convertible Capital Appreciation) Series A 6.75% 8/1/32	185,000	191,586
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	273,160
			9,591,506
State & Territory General Obligation Bonds – 5.55%
	New York City Series E 5.00% 8/1/28	125,000	146,680
	New York State Series A 5.00% 3/1/38	500,000	573,185
	Puerto Rico Commonwealth Government Development
	Bank Refunding Remarketed
	4.75% 12/1/15 (NATL-RE)	230,000	234,402
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/41	1,000,000	996,150
	5.50% 7/1/19 (NATL-RE) (IBC)	520,000	582,728
	5.50% 7/1/39	500,000	520,970
	5.75% 7/1/41	1,000,000	1,069,530
			4,123,645

67

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.15%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	$200,000	$256,646
Series A 5.00% 11/15/41	500,000	556,275
Series C 5.00% 11/15/32	500,000	577,575
Series C 5.00% 11/15/41	200,000	224,544
Series D 5.00% 11/15/32	500,000	577,575
Series D 5.25% 11/15/27	500,000	585,830
Series E 4.00% 11/15/38	535,000	542,554
Series F 5.00% 11/15/15	150,000	170,378
New York State Thruway Authority General Revenue Series I
5.00% 1/1/32	700,000	807,968
5.00% 1/1/42	500,000	562,435
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	278,510
(JFK International Air Terminal)
6.00% 12/1/42	700,000	813,525
6.50% 12/1/28	550,000	602,894
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	240,144
		6,796,853
Water & Sewer Revenue Bonds – 3.10%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Series A 5.75% 6/15/40	200,000	241,296
Series BB 5.25% 6/15/44	500,000	585,505
Series FF 5.50% 6/15/40	250,000	294,078
Series HH 5.00% 6/15/32	500,000	584,095
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds 5.00% 6/15/30	500,000	600,465
		2,305,439
Total Municipal Bonds (cost $66,742,050)		73,040,818

68

	Principal amount	Value
Short-Term Investments – 2.02%
¤Variable Rate Demand Notes – 2.02%
City of New York Various Subordinate Series A-7
0.16% 8/1/20 (LOC-JPMorgan Chase Bank, N.A.)	$500,000	$500,000
New York City Adjusted Series C
0.16% 10/1/23 (LOC-JPMorgan Chase Bank, N.A.)	500,000	500,000
New York City Industrial Development Agency Civic Facility
Revenue (American Civil Project)
0.16% 6/1/35 (LOC-JPMorgan Chase Bank, N.A.)	500,000	500,000
Total Short-Term Investments (cost $1,500,000)		1,500,000

Total Value of Securities – 100.33%
(cost $68,242,050)		74,540,818
Liabilities Net of Receivables
and Other Assets – (0.33%)		(242,867)
Net Assets Applicable to 6,370,019
Shares Outstanding – 100.00%		$74,297,951

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($53,456,479 / 4,580,046 Shares)		$11.67
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($317,614 / 27,270 Shares)		$11.65
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($20,523,858 / 1,762,703 Shares)		$11.64

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$67,851,237
Undistributed net investment income		7,099
Accumulated net realized gain on investments		140,847
Net unrealized appreciation of investments		6,298,768
Total net assets		$74,297,951

69

Statements of net assets
Delaware Tax-Free New York Fund

•Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.67
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.22

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

70

Statements of operations
Year Ended August 31, 2012

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$5,037,632	$4,712,205	$11,307,123

Expenses:
Management fees	527,114	526,572	1,307,764
Distribution expenses – Class A	245,223	194,314	559,912
Distribution expenses – Class B	5,040	9,485	3,132
Distribution expenses – Class C	68,467	167,318	134,732
Dividend disbursing and transfer agent
fees and expenses	52,026	63,602	117,387
Accounting and administration expenses	41,305	37,498	93,158
Audit and tax	12,983	13,052	16,033
Reports and statements to shareholders	12,411	10,837	21,783
Registration fees	12,146	11,324	7,785
Legal fees	10,284	8,915	23,372
Pricing fees	7,908	9,965	10,853
Trustees’ fees	5,095	4,581	11,476
Insurance fees	2,392	1,565	4,725
Custodian fees	2,181	2,565	5,280
Dues and services	1,978	1,362	1,214
Consulting fees	927	906	2,122
Trustees’ expenses	314	262	698
	1,007,794	1,064,123	2,321,426
Less fees waived	(66,858)	(148,126)	(220,336)
Less expense paid indirectly	(42)	(30)	(92)
Total operating expenses	940,894	915,967	2,100,998
Net Investment Income	4,096,738	3,796,238	9,206,125

Net Realized and Unrealized Gain:
Net realized gain on investments	1,052,973	845,787	2,424,292
Net change in unrealized appreciation
(depreciation) of investments	5,070,394	7,598,268	13,431,285
Net Realized and Unrealized Gain	6,123,367	8,444,055	15,855,577

Net Increase in Net Assets
Resulting from Operations	$10,220,105	$12,240,293	$25,061,702

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$6,688,128	$2,869,196

Expenses:
Management fees	811,685	345,491
Distribution expenses – Class A	273,081	112,089
Distribution expenses – Class B	6,319	4,602
Distribution expenses – Class C	375,835	173,367
Dividend disbursing and transfer agent
fees and expenses	75,387	50,422
Accounting and administration expenses	57,813	24,603
Reports and statements to shareholders	14,759	8,493
Audit and tax	14,503	12,509
Legal fees	13,581	5,826
Registration fees	9,739	13,980
Pricing fees	9,667	11,619
Trustees’ fees	7,087	2,982
Custodian fees	3,400	1,448
Insurance fees	2,536	1,013
Dues and services	1,440	1,325
Consulting fees	1,310	575
Trustees’ expenses	421	168
	1,678,563	770,512
Less fees waived	(93,710)	(135,258)
Less expense paid indirectly	(56)	(20)
Total operating expenses	1,584,797	635,234
Net Investment Income	5,103,331	2,233,962

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(134,746)	621,955
Net change in unrealized appreciation
(depreciation) of investments	6,365,479	4,168,664
Net Realized and Unrealized Gain	6,230,733	4,790,619

Net Increase in Net Assets
Resulting from Operations	$11,334,064	$7,024,581

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,096,738	$4,224,609
Net realized gain	1,052,973	26,324
Net change in unrealized appreciation (depreciation)	5,070,394	(4,245,010)
Net increase in net assets resulting from operations	10,220,105	5,923

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,838,812)	(3,935,696)
Class B	(15,982)	(48,023)
Class C	(216,639)	(229,913)

Net realized gain:
Class A	(25,133)	(250,507)
Class B	(172)	(5,139)
Class C	(1,765)	(18,335)
	(4,098,503)	(4,487,613)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,094,394	9,590,092
Class B	—	468
Class C	840,858	802,573

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,768,726	2,229,671
Class B	14,153	31,965
Class C	177,549	152,719
	8,895,680	12,807,488

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,093,206)	$(20,506,737)
Class B	(574,575)	(2,067,231)
Class C	(1,109,478)	(1,832,935)
	(10,777,259)	(24,406,903)
Decrease in net assets derived from
capital share transactions	(1,881,579)	(11,599,415)
Net Increase (Decrease) in Net Assets	4,240,023	(16,081,105)

Net Assets:
Beginning of year	103,045,367	119,126,472
End of year	$107,285,390	$103,045,367

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,796,238	$3,588,094
Net realized gain (loss)	845,787	(718,355)
Net change in unrealized appreciation (depreciation)	7,598,268	(2,957,481)
Net increase (decrease) in net assets
resulting from operations	12,240,293	(87,742)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,189,609)	(2,970,212)
Class B	(32,159)	(71,308)
Class C	(563,689)	(536,304)
	(3,785,457)	(3,577,824)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,582,426	13,966,047
Class B	30,390	446
Class C	4,936,706	3,882,265

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,265,497	1,792,877
Class B	22,982	53,523
Class C	454,958	389,108
	42,292,959	20,084,266

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,958,552)	$(18,652,984)
Class B	(539,530)	(1,868,698)
Class C	(2,910,386)	(4,362,004)
	(16,408,468)	(24,883,686)
Increase (decrease) in net assets derived from
capital share transactions	25,884,491	(4,799,420)
Net Increase (Decrease) in Net Assets	34,339,327	(8,464,986)

Net Assets:
Beginning of year	83,216,597	91,681,583
End of year	$117,555,924	$83,216,597

Undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,206,125	$9,935,304
Net realized gain (loss)	2,424,292	(1,090,497)
Net change in unrealized appreciation (depreciation)	13,431,285	(8,167,863)
Net increase in net assets resulting from operations	25,061,702	676,944

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,749,124)	(9,065,106)
Class B	(10,110)	(32,264)
Class C	(425,246)	(473,556)
	(9,184,480)	(9,570,926)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,143,467	9,661,260
Class B	12	304
Class C	1,744,888	1,768,344

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,567,239	5,999,728
Class B	5,937	21,271
Class C	360,117	348,473
	18,821,660	17,799,380

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,038,942)	$(28,796,246)
Class B	(463,156)	(776,210)
Class C	(1,967,053)	(3,449,371)
	(19,469,151)	(33,021,827)
Decrease in net assets derived from
capital share transactions	(647,491)	(15,222,447)
Net Increase (Decrease) in Net Assets	15,229,731	(24,116,429)

Net Assets:
Beginning of year	230,012,743	254,129,172
End of year	$245,242,474	$230,012,743

Undistributed net investment income	$352,562	$352,563

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,103,331	$4,747,970
Net realized loss	(134,746)	(974,509)
Net change in unrealized appreciation (depreciation)	6,365,479	(3,975,375)
Net increase (decrease) in net assets
resulting from operations	11,334,064	(201,914)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,979,888)	(3,594,235)
Class B	(18,318)	(47,733)
Class C	(1,087,724)	(1,085,338)

Net realized gain:
Class A	—	(58,688)
Class B	—	(1,213)
Class C	—	(22,123)
	(5,085,930)	(4,809,330)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,230,993	22,046,186
Class B	133	—
Class C	9,308,402	9,226,467

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,829,553	2,621,700
Class B	16,152	38,486
Class C	937,685	841,625
	40,322,918	34,774,464

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,499,061)	$(26,491,952)
Class B	(374,954)	(1,483,183)
Class C	(6,882,006)	(8,585,502)
	(21,756,021)	(36,560,637)
Increase (decrease) in net assets derived from
capital share transactions	18,566,897	(1,786,173)
Net Increase (Decrease) in Net Assets	24,815,031	(6,797,417)

Net Assets:
Beginning of year	135,530,183	142,327,600
End of year	$160,345,214	$135,530,183

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,233,962	$1,848,243
Net realized gain (loss)	621,955	(461,636)
Net change in unrealized appreciation (depreciation)	4,168,664	(1,450,553)
Net increase (decrease) in net assets
resulting from operations	7,024,581	(63,946)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,681,430)	(1,400,126)
Class B	(13,909)	(17,505)
Class C	(520,282)	(425,309)
	(2,215,621)	(1,842,940)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,938,318	10,714,054
Class B	37,194	—
Class C	6,044,733	3,902,137

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,394,783	1,022,817
Class B	10,269	12,841
Class C	397,016	315,491
	26,822,313	15,967,340

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,361,248)	$(10,992,437)
Class B	(240,795)	(243,301)
Class C	(1,493,916)	(2,976,393)
	(9,095,959)	(14,212,131)
Increase in net assets derived from
capital share transactions	17,726,354	1,755,209
Net Increase (Decrease) in Net Assets	22,535,314	(151,677)

Net Assets:
Beginning of year	51,762,637	51,914,314
End of year	$74,297,951	$51,762,637

Undistributed (distributions in excess of)
net investment income	$7,099	$(657)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.340	$11.760	$11.090	$10.930	$11.070

0.460	0.445	0.447	0.431	0.444
0.670	(0.394)	0.668	0.158	(0.140)
1.130	0.051	1.115	0.589	0.304

(0.457)	(0.444)	(0.445)	(0.429)	(0.444)
(0.003)	(0.027)	—	—	—
(0.460)	(0.471)	(0.445)	(0.429)	(0.444)

$12.010	$11.340	$11.760	$11.090	$10.930

10.15%	0.57%	10.27%	5.64%	2.78%

$99,953	$95,487	$108,214	$113,689	$122,027
0.84%	0.87%	0.86%	0.75%	0.75%

0.90%	0.93%	0.92%	0.91%	0.91%
3.94%	3.98%	3.94%	4.07%	4.02%

3.88%	3.92%	3.88%	3.91%	3.86%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.340	$11.760	$11.100	$10.940	$11.070

0.373	0.361	0.362	0.352	0.361
0.680	(0.394)	0.658	0.158	(0.130)
1.053	(0.033)	1.020	0.510	0.231

(0.370)	(0.360)	(0.360)	(0.350)	(0.361)
(0.003)	(0.027)	—	—	—
(0.373)	(0.387)	(0.360)	(0.350)	(0.361)

$12.020	$11.340	$11.760	$11.100	$10.940

9.42%	(0.18% )	9.35%	4.85%	2.10%

$224	$757	$2,917	$6,509	$9,620
1.59%	1.62%	1.61%	1.50%	1.50%

1.65%	1.68%	1.67%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%

3.13%	3.17%	3.13%	3.16%	3.11%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.370	$11.790	$11.120	$10.960	$11.090

0.373	0.362	0.363	0.352	0.361
0.670	(0.394)	0.668	0.158	(0.130)
1.043	(0.032)	1.031	0.510	0.231

(0.370)	(0.361)	(0.361)	(0.350)	(0.361)
(0.003)	(0.027)	—	—	—
(0.373)	(0.388)	(0.361)	(0.350)	(0.361)

$12.040	$11.370	$11.790	$11.120	$10.960

9.31%	(0.17% )	9.43%	4.84%	2.09%

$7,108	$6,801	$7,995	$7,257	$8,806
1.59%	1.62%	1.61%	1.50%	1.50%

1.65%	1.68%	1.67%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%

3.13%	3.17%	3.13%	3.16%	3.11%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.170	$11.570	$10.620	$10.800	$11.010

0.484	0.476	0.497	0.448	0.449
1.039	(0.401)	0.950	(0.182)	(0.210)
1.523	0.075	1.447	0.266	0.239

(0.483)	(0.475)	(0.497)	(0.446)	(0.449)
(0.483)	(0.475)	(0.497)	(0.446)	(0.449)

$12.210	$11.170	$11.570	$10.620	$10.800

13.90%	0.83%	13.92%	2.74%	2.21%

$97,821	$67,047	$72,902	$61,132	$67,174
0.82%	0.82%	0.82%	0.88%	0.88%

0.97%	0.98%	0.98%	0.97%	0.97%
4.10%	4.36%	4.48%	4.42%	4.11%

3.95%	4.20%	4.32%	4.33%	4.02%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.210	$11.610	$10.670	$10.840	$11.060

0.398	0.395	0.416	0.373	0.367
1.049	(0.401)	0.940	(0.172)	(0.220)
1.447	(0.006)	1.356	0.201	0.147

(0.397)	(0.394)	(0.416)	(0.371)	(0.367)
(0.397)	(0.394)	(0.416)	(0.371)	(0.367)

$12.260	$11.210	$11.610	$10.670	$10.840

13.10%	0.09%	12.93%	2.07%	1.34%

$905	$1,307	$3,254	$4,938	$6,589
1.57%	1.57%	1.57%	1.63%	1.63%

1.72%	1.73%	1.73%	1.72%	1.72%
3.35%	3.61%	3.73%	3.67%	3.36%

3.20%	3.45%	3.57%	3.58%	3.27%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.180	$11.590	$10.640	$10.810	$11.030

0.397	0.394	0.415	0.373	0.367
1.049	(0.411)	0.950	(0.172)	(0.220)
1.446	(0.017)	1.365	0.201	0.147

(0.396)	(0.393)	(0.415)	(0.371)	(0.367)
(0.396)	(0.393)	(0.415)	(0.371)	(0.367)

$12.230	$11.180	$11.590	$10.640	$10.810

13.13%	(0.01% )	13.06%	2.07%	1.35%

$18,830	$14,863	$15,526	$13,530	$14,991
1.57%	1.57%	1.57%	1.63%	1.63%

1.72%	1.73%	1.73%	1.72%	1.72%
3.35%	3.61%	3.73%	3.67%	3.36%

3.20%	3.45%	3.57%	3.58%	3.27%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.880	$11.260	$10.600	$10.640	$10.730

0.444	0.460	0.455	0.452	0.448
0.758	(0.397)	0.661	(0.041)	(0.089)
1.202	0.063	1.116	0.411	0.359

(0.442)	(0.443)	(0.456)	(0.451)	(0.449)
(0.442)	(0.443)	(0.456)	(0.451)	(0.449)

$11.640	$10.880	$11.260	$10.600	$10.640

11.23%	0.71%	10.74%	4.11%	3.38%

$230,787	$216,151	$237,545	$226,393	$234,630
0.84%	0.88%	0.93%	0.90%	0.93%

0.93%	0.95%	0.95%	0.95%	0.95%
3.91%	4.30%	4.16%	4.43%	4.16%

3.82%	4.23%	4.14%	4.38%	4.14%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.890	$11.270	$10.610	$10.640	$10.730

0.360	0.380	0.373	0.375	0.367
0.758	(0.397)	0.661	(0.031)	(0.089)
1.118	(0.017)	1.034	0.344	0.278

(0.358)	(0.363)	(0.374)	(0.374)	(0.368)
(0.358)	(0.363)	(0.374)	(0.374)	(0.368)

$11.650	$10.890	$11.270	$10.610	$10.640

10.41%	(0.04% )	9.91%	3.43%	2.60%

$173	$609	$1,429	$2,693	$3,961
1.59%	1.63%	1.68%	1.65%	1.68%

1.68%	1.70%	1.70%	1.70%	1.70%
3.16%	3.55%	3.41%	3.68%	3.41%

3.07%	3.48%	3.39%	3.63%	3.39%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.910	$11.290	$10.630	$10.660	$10.750

0.360	0.381	0.374	0.375	0.367
0.758	(0.397)	0.661	(0.031)	(0.089)
1.118	(0.016)	1.035	0.344	0.278

(0.358)	(0.364)	(0.375)	(0.374)	(0.368)
(0.358)	(0.364)	(0.375)	(0.374)	(0.368)

$11.670	$10.910	$11.290	$10.630	$10.660

10.39%	(0.03%)	9.90%	3.43%	2.60%

$14,282	$13,253	$15,155	$11,542	$9,836
1.59%	1.63%	1.68%	1.65%	1.68%

1.68%	1.70%	1.70%	1.70%	1.70%
3.16%	3.55%	3.41%	3.68%	3.41%

3.07%	3.48%	3.39%	3.63%	3.39%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.730	$12.120	$11.490	$11.260	$11.260

0.438	0.438	0.431	0.436	0.437
0.509	(0.385)	0.633	0.228	—
0.947	0.053	1.064	0.664	0.437

(0.437)	(0.436)	(0.434)	(0.434)	(0.437)
—	(0.007)	—	—	—
(0.437)	(0.443)	(0.434)	(0.434)	(0.437)

$12.240	$11.730	$12.120	$11.490	$11.260

8.21%	0.56%	9.44%	6.12%	3.93%

$119,025	$98,821	$104,287	$86,445	$72,237
0.88%	0.90%	0.94%	0.88%	0.85%

0.94%	0.96%	0.96%	0.96%	0.96%
3.65%	3.78%	3.66%	3.94%	3.87%

3.59%	3.72%	3.64%	3.86%	3.76%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.710	$12.100	$11.470	$11.240	$11.240

0.348	0.350	0.343	0.353	0.353
0.509	(0.385)	0.633	0.228	—
0.857	(0.035)	0.976	0.581	0.353

(0.347)	(0.348)	(0.346)	(0.351)	(0.353)
—	(0.007)	—	—	—
(0.347)	(0.355)	(0.346)	(0.351)	(0.353)

$12.220	$11.710	$12.100	$11.470	$11.240

7.41%	(0.19% )	8.64%	5.34%	3.17%

$582	$912	$2,450	$3,359	$5,123
1.63%	1.65%	1.69%	1.63%	1.60%

1.69%	1.71%	1.71%	1.71%	1.71%
2.90%	3.03%	2.91%	3.19%	3.12%

2.84%	2.97%	2.89%	3.11%	3.01%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.720	$12.110	$11.480	$11.250	$11.250

0.348	0.351	0.342	0.353	0.352
0.509	(0.385)	0.633	0.228	—
0.857	(0.034)	0.975	0.581	0.352

(0.347)	(0.349)	(0.345)	(0.351)	(0.352)
—	(0.007)	—	—	—
(0.347)	(0.356)	(0.345)	(0.351)	(0.352)

$12.230	$11.720	$12.110	$11.480	$11.250

7.41%	(0.20% )	8.63%	5.34%	3.16%

$40,738	$35,797	$35,591	$19,176	$11,490
1.63%	1.65%	1.69%	1.63%	1.60%

1.69%	1.71%	1.71%	1.71%	1.71%
2.90%	3.03%	2.91%	3.19%	3.12%

2.84%	2.97%	2.89%	3.11%	3.01%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.800	$11.150	$10.450	$10.300	$10.300

0.426	0.406	0.429	0.409	0.411
0.867	(0.351)	0.700	0.148	—
1.293	0.055	1.129	0.557	0.411

(0.423)	(0.405)	(0.429)	(0.407)	(0.411)
(0.423)	(0.405)	(0.429)	(0.407)	(0.411)

$11.670	$10.800	$11.150	$10.450	$10.300

12.18%	0.63%	11.02%	5.65%	4.04%

$53,456	$37,051	$37,716	$22,780	$15,340
0.80%	0.80%	0.80%	0.85%	0.85%

1.01%	1.05%	1.07%	1.10%	1.09%
3.77%	3.82%	3.94%	4.10%	3.97%

3.56%	3.57%	3.67%	3.85%	3.73%
28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.780	$11.120	$10.420	$10.270	$10.280

0.341	0.326	0.347	0.334	0.333
0.867	(0.341)	0.700	0.148	(0.010)
1.208	(0.015)	1.047	0.482	0.323

(0.338)	(0.325)	(0.347)	(0.332)	(0.333)
(0.338)	(0.325)	(0.347)	(0.332)	(0.333)

$11.650	$10.780	$11.120	$10.420	$10.270

11.36%	(0.04% )	10.21%	4.88%	3.17%

$318	$477	$736	$1,018	$1,549
1.55%	1.55%	1.55%	1.60%	1.60%

1.76%	1.80%	1.82%	1.85%	1.84%
3.02%	3.07%	3.19%	3.35%	3.22%

2.81%	2.82%	2.92%	3.10%	2.98%
28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.780	$11.120	$10.420	$10.270	$10.280

0.340	0.326	0.346	0.333	0.333
0.857	(0.341)	0.700	0.148	(0.010)
1.197	(0.015)	1.046	0.481	0.323

(0.337)	(0.325)	(0.346)	(0.331)	(0.333)
(0.337)	(0.325)	(0.346)	(0.331)	(0.333)

$11.640	$10.780	$11.120	$10.420	$10.270

11.26%	(0.04% )	10.20%	4.88%	3.17%

$20,524	$14,235	$13,462	$5,651	$2,049
1.55%	1.55%	1.55%	1.60%	1.60%

1.76%	1.80%	1.82%	1.85%	1.84%
3.02%	3.07%	3.19%	3.35%	3.22%

2.81%	2.82%	2.92%	3.10%	2.98%
28%	54%	15%	36%	28%

Notes to financial statements
Delaware Investments® state tax-free funds	August 31, 2012

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Funds declare dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2012.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2012, the Funds earned the following amounts under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$42	$30	$92	$56	$20

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2012, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$5,186	$4,708	$11,697	$7,259	$3,089

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At August 31, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fees payable to DMC	$46,493	$34,716	$102,953	$70,872	$24,246
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,496	2,714	5,723	3,705	1,702
Distribution fees
payable to DDLP	27,224	36,873	60,947	59,308	28,361
Other expenses payable to
DMC and affiliates*	1,653	1,949	4,129	2,356	1,370

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,924	$2,609	$6,590	$4,074	$1,721

For the year ended August 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$8,117	$11,226	$22,464	$55,839	$26,059

For the year ended August 31, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$2,717	$0	$31	$0
Class B	53	26	0	0	0
Class C	0	25	0	3,304	240

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$36,253,950	$56,058,490	$57,102,138	$41,707,441	$34,884,546
Sales	35,771,298	30,709,115	55,608,165	24,117,863	17,251,986

At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$99,481,065	$107,589,705	$226,684,169	$146,750,941	$68,218,269
Aggregate
unrealized
appreciation	$8,508,341	$9,100,551	$19,386,384	$12,165,960	$6,333,856
Aggregate
unrealized
(depreciation)	(16,087)	(75,370)	(531,630)	—	(11,307)
Net unrealized
appreciation	$8,492,254	$9,025,181	$18,854,754	$12,165,960	$6,322,549

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$107,973,319

	Delaware Tax-Free California Fund
		Level 2
Municipal Bonds		$115,614,886
Short-Term Investment		1,000,000
Total		$116,614,886

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$244,862,423	$244,862,423
Short-Term Investments	376,500	300,000	676,500
Total	$376,500	$245,162,423	$245,538,923

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$157,247,594	$157,247,594
Short-Term Investments	1,249,307	420,000	1,669,307
Total	$1,249,307	$157,667,594	$158,916,901

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$73,040,818
Short-Term Investments		1,500,000
Total		$74,540,818

During the year ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2012 and 2011 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

Year Ended 8/31/11
Tax-exempt income	$4,112,014	$3,499,954	$9,447,544	$4,647,399	$1,826,536
Ordinary income	101,505	77,870	123,382	137,722	16,404
Long-term capital gains	273,094	—	—	24,209	—
Total	$4,486,613	$3,577,824	$9,570,926	$4,809,330	$1,842,940

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2012, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$98,005,801	$108,881,968	$227,706,481	$149,358,034	$67,851,237
Undistributed tax-
exempt income	125,060	123,583	568,497	115,520	67,040
Undistributed
long-term
capital gains	762,026	—	—	—	117,066
Distributions
payable	(99,751)	(104,820)	(215,935)	(132,164)	(59,941)
Qualified late year
long-term capital
losses deferred	—	—	—	(298,353)	—
Capital loss
carryforwards	—	(369,988)	(1,671,323)	(863,783)	—
Unrealized
appreciation
of investments	8,492,254	9,025,181	18,854,754	12,165,960	6,322,549
Net assets	$107,285,390	$117,555,924	$245,242,474	$160,345,214	$74,297,951

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses of wash sales, tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012 that, in accordance with federal income tax regulation, Delaware Tax-Free Idaho Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2012, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(25,305)	$(10,781)	$(21,646)	$(17,401)	$(10,585)
Accumulated net realized
gain (loss)	25,305	10,781	21,646	17,401	10,585

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2012, the Funds utilized capital loss carryforwards as follows:

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	New York Fund
$139,322	$1,141,379	$28,006

Capital loss carryforwards remaining at August 31, 2012 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,627,145	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,671,323	$—	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Idaho Fund	$863,783	$—

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year Ended		Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	439,537	866,329	2,916,355	1,260,131	895,891	905,561
Class B	—	40	2,492	41	—	27
Class C	71,479	71,073	415,741	355,660	151,986	162,405

Shares issued upon reinvestment of dividends and distributions:
Class A	236,927	199,470	192,283	164,198	580,278	560,364
Class B	1,218	2,852	1,958	4,880	529	1,985
Class C	15,162	13,627	38,704	35,603	31,740	32,471
	764,323	1,153,391	3,567,533	1,820,513	1,660,424	1,662,813
Shares redeemed:
Class A	(779,149)	(1,847,336)	(1,100,987)	(1,722,598)	(1,507,938)	(2,700,759)
Class B	(49,279)	(184,115)	(47,147)	(168,581)	(41,596)	(72,932)
Class C	(94,840)	(164,691)	(243,641)	(402,444)	(174,363)	(322,740)
	(923,268)	(2,196,142)	(1,391,775)	(2,293,623)	(1,723,897)	(3,096,431)
Net increase
(decrease)	(158,945)	(1,042,751)	2,175,758	(473,110)	(63,473)	(1,433,618)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	2,264,249	1,900,076	1,677,664	1,003,049
Class B	11	—	3,300	—
Class C	773,648	788,345	538,503	364,898

Shares issued upon reinvestment of dividends and distributions:
Class A	235,429	226,583	123,671	96,410
Class B	1,347	3,332	917	1,212
Class C	78,088	72,898	35,307	29,809
	3,352,772	2,991,234	2,379,362	1,495,378
Shares redeemed:
Class A	(1,203,335)	(2,303,200)	(651,615)	(1,052,715)
Class B	(31,696)	(127,823)	(21,163)	(23,226)
Class C	(576,195)	(744,786)	(132,201)	(284,284)
	(1,811,226)	(3,175,809)	(804,979)	(1,360,225)
Net increase (decrease)	1,541,546	(184,575)	1,574,383	135,153

For the years ended August 31, 2012 and 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	9,844	9,861	$115,358	114,565	114,667	$1,289,672
Delaware Tax-Free
California Fund	25,311	25,461	290,956	111,060	111,540	1,237,217
Delaware Tax-Free
Colorado Fund	19,768	19,816	221,534	53,647	53,698	571,670
Delaware Tax-Free
Idaho Fund	11,453	11,457	135,471	92,109	91,931	1,068,723
Delaware Tax-Free
New York Fund	1,349	1,349	14,846	12,407	12,373	130,210

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of August 31, 2012 or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The values of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in each Fund. At August 31, 2012, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
26.40%	8.54%	23.17%	20.27%	4.33%

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds and Voyageur Mutual Funds II and the Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Colorado Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) (hereafter collectively referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2012

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements

At a meeting held on August 21–23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Arizona Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Arizona municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile and the Fund’s total return for the ten-year period was in the first quartile. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Delaware Tax-Free California Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Colorado municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board determined that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Delaware Tax-Free New York Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Arizona Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free California Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free Colorado Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that each Fund’s fee was structured so that when the Fund grows, economies of scale may be shared.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term	Ordinary	Tax-Exempt
	Capital Gains	Income	Income	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Arizona Fund	0.66%	—	99.34%	100.00%
Delaware Tax-Free California Fund	—	—	100.00%	100.00%
Delaware Tax-Free Colorado Fund	—	—	100.00%	100.00%
Delaware Tax-Free Idaho Fund	—	—	100.00%	100.00%
Delaware Tax-Free New York Fund	—	0.04%	99.96%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	71	None
(2004–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,600 for the fiscal year ended August 31, 2012.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $65,600 for the fiscal year ended August 31, 2011.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $13,150 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,092,966 and $0 for the registrant’s fiscal years ended August 31, 2012 and August 31, 2011, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2012